UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center

Minneapolis, MN 55474

(Address of principal executive offices) (Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

SEMIANNUAL REPORT

April 30, 2015

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $506 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 12th largest manager of long-term mutual fund assets in the U.S.** and the 5th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams’ investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

*	In U.S. dollars as of March 31, 2015. Source: Ameriprise Q1 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies.

Contact us for more current data.

**	Source: ICI as of March 31, 2015 for Columbia Management Investment Advisers, LLC.
***	Source: Investment Association as of March 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

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*	Columbia Threadneedle Investor Newsletter was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications in 2011, 2012 and 2013. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

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PRESIDENT’S MESSAGE

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the “About Us” tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

■	Fund and strategy names

■	Established investment teams, philosophies and processes

■	Account services, features, servicing phone numbers and mailing addresses

■	Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children’s education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

* Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Absolute Return Currency and Income Fund (the Fund) Class A shares returned 19.92% excluding sales charges for the six-month period that ended April 30, 2015.

■	The Fund outperformed its benchmark, the Citi Three-Month U.S. Treasury Bill Index, which returned 0.01% for the same time period.

Average Annual Total Returns (%) (for period ended April 30, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class A	06/15/06
Excluding sales charges		19.92	22.20	3.35	3.31
Including sales charges		16.30	18.56	2.73	2.96
Class B	06/15/06
Excluding sales charges		19.59	21.30	2.58	2.57
Including sales charges		14.59	16.30	2.21	2.57
Class C	06/15/06
Excluding sales charges		19.48	21.33	2.58	2.57
Including sales charges		18.48	20.33	2.58	2.57
Class I	06/15/06	20.26	22.74	3.85	3.78
Class R4*	03/19/13	20.26	22.62	3.50	3.39
Class R5*	06/25/14	20.16	22.53	3.41	3.34
Class W*	12/01/06	20.00	22.29	3.30	3.27
Class Y*	02/28/13	20.18	22.66	3.54	3.42
Class Z*	09/27/10	20.14	22.62	3.70	3.48
Citi Three-Month U.S. Treasury Bill Index**		0.01	0.03	0.07	1.07

**	Since June 30, 2006

Returns for Class A are shown with and without the maximum initial sales charge of 3.00% Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Citi Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015	3

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Nicholas Pifer, CFA

Portfolio Breakdown (%) (at April 30, 2015)
Asset-Backed Securities — Non-Agency	1.5
Short-Term Investments Segregated in Connection with Open Derivatives Contracts(a)	98.5
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds (amounting to $52.9 million) which have been segregated to cover obligations related to the Fund’s investment in derivatives which provides exposure to multiple markets. For a description of the Fund’s investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

Quality Breakdown (%) (at April 30, 2015)
AAA rating	100.0
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated”. Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount and type of any collateral.

CAD	Canadian Dollar
CHF	Swiss Franc
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

4	Semiannual Report 2015

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2014 – April 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,199.20	1,016.51	9.11	8.35	1.67
Class B	1,000.00	1,000.00	1,195.90	1,012.79	13.18	12.08	2.42
Class C	1,000.00	1,000.00	1,194.80	1,012.79	13.17	12.08	2.42
Class I	1,000.00	1,000.00	1,202.60	1,018.40	7.05	6.46	1.29
Class R4	1,000.00	1,000.00	1,202.60	1,017.70	7.81	7.15	1.43
Class R5	1,000.00	1,000.00	1,201.60	1,018.15	7.31	6.71	1.34
Class W	1,000.00	1,000.00	1,200.00	1,016.51	9.11	8.35	1.67
Class Y	1,000.00	1,000.00	1,201.80	1,018.40	7.04	6.46	1.29
Class Z	1,000.00	1,000.00	1,201.40	1,017.75	7.75	7.10	1.42

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015	5

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Asset-Backed Securities — Non-Agency 1.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northstar Education Finance, Inc. Series 2007-1 Class A2(a)
01/29/46	1.029%	750,000	743,936

SLM Student Loan Trust Series 2007-2 Class A2(a)
07/25/17	0.277%	58,959	58,907

Total Asset-Backed Securities — Non-Agency (Cost: $805,783)			802,843

Money Market Funds 95.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.111%(b)(c)	52,903,260	52,903,260

Total Money Market Funds (Cost: $52,903,260)		52,903,260

Total Investments (Cost: $53,709,043)		53,706,103

Other Assets & Liabilities, Net		1,571,303

Net Assets		55,277,406

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at April 30, 2015

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)

Barclays Bank PLC	05/20/2015	3,316,663	USD	26,064,000	NOK	143,188	—

Barclays Bank PLC	05/20/2015	19,236,368	USD	151,169,000	NOK	830,477	—

Deutsche Bank	05/20/2015	5,347,000	CHF	5,603,177	USD	—	(131,385)

Deutsche Bank	05/20/2015	28,109,000	CHF	29,455,715	USD	—	(690,687)

Deutsche Bank	05/20/2015	2,904,000	CHF	3,036,577	USD	—	(77,911)

HSBC Securities (USA), Inc.	05/20/2015	2,201,341	USD	1,477,000	GBP	65,586	—

HSBC Securities (USA), Inc.	05/20/2015	11,756,386	USD	7,888,000	GBP	350,264	—

HSBC Securities (USA), Inc.	05/20/2015	1,024,294	USD	677,000	GBP	14,778	—

HSBC Securities (USA), Inc.	05/20/2015	3,423,841	USD	29,633,000	SEK	133,251	—

HSBC Securities (USA), Inc.	05/20/2015	2,158,265	USD	18,622,000	SEK	77,085	—

HSBC Securities (USA), Inc.	05/20/2015	17,651,850	USD	152,775,000	SEK	686,983	—

HSBC Securities (USA), Inc.	05/20/2015	14,731,072	USD	127,103,000	SEK	526,141	—

State Street Bank & Trust Company	05/20/2015	4,075,000	CAD	3,326,837	USD	—	(49,940)

State Street Bank & Trust Company	05/20/2015	21,585,000	CAD	17,622,034	USD	—	(264,527)

State Street Bank & Trust Company	05/20/2015	2,048,000	CAD	1,684,296	USD	—	(12,793)

UBS Securities	05/20/2015	2,939,000	NZD	2,230,495	USD	—	(9,091)

UBS Securities	05/20/2015	17,046,000	NZD	12,936,721	USD	—	(52,727)

Total						2,827,753	(1,289,061)

Notes to Portfolio of Investments

(a)	Variable rate security.

(b)	The rate shown is the seven-day current annualized yield at April 30, 2015.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	50,067,724	34,876,768	(32,041,232)	52,903,260	27,332	52,903,260

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2015

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Currency Legend

CAD	Canadian Dollar
CHF	Swiss Franc
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	7

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Asset-Backed Securities — Non-Agency	—	802,843	—	802,843

Total Bonds	—	802,843	—	802,843

Mutual Funds

Money Market Funds	52,903,260	—	—	52,903,260

Total Mutual Funds	52,903,260	—	—	52,903,260

Investments in Securities	52,903,260	802,843	—	53,706,103
Derivatives

Assets

Forward Foreign Currency Exchange Contracts	—	2,827,753	—	2,827,753

Liabilities

Forward Foreign Currency Exchange Contracts	—	(1,289,061)	—	(1,289,061)

Total	52,903,260	2,341,535	—	55,244,795

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2015

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2015 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $805,783)	$802,843

Affiliated issuers (identified cost $52,903,260)	52,903,260

Total investments (identified cost $53,709,043)	53,706,103

Unrealized appreciation on forward foreign currency exchange contracts	2,827,753

Receivable for:

Investments sold	114,929

Capital shares sold	73,489

Dividends	4,976

Interest	1,941

Expense reimbursement due from Investment Manager	14

Prepaid expenses	609

Other assets	35,283

Total assets	56,765,097

Liabilities

Unrealized depreciation on forward foreign currency exchange contracts	1,289,061

Payable for:

Investments purchased	90,359

Capital shares purchased	54,948

Investment management fees	1,357

Distribution and/or service fees	158

Transfer agent fees	2,744

Administration fees	122

Compensation of board members	22,638

Other expenses	26,304

Total liabilities	1,487,691

Net assets applicable to outstanding capital stock	$55,277,406

Represented by

Paid-in capital	$48,480,025

Excess of distributions over net investment income	(852,494)

Accumulated net realized gain	6,114,123

Unrealized appreciation (depreciation) on:

Investments	(2,940)

Forward foreign currency exchange contracts	1,538,692

Total — representing net assets applicable to outstanding capital stock	$55,277,406

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	9

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

April 30, 2015 (Unaudited)

Class A

Net assets	$14,949,314

Shares outstanding	1,292,652

Net asset value per share	$11.56

Maximum offering price per share(a)	$11.92

Class B

Net assets	$46,660

Shares outstanding	4,245

Net asset value per share	$10.99

Class C

Net assets	$1,947,782

Shares outstanding	177,354

Net asset value per share	$10.98

Class I

Net assets	$29,627,057

Shares outstanding	2,484,410

Net asset value per share	$11.93

Class R4

Net assets	$144,523

Shares outstanding	12,178

Net asset value per share	$11.87

Class R5

Net assets	$12,193

Shares outstanding	1,022

Net asset value per share(b)	$11.92

Class W

Net assets	$88,368

Shares outstanding	7,671

Net asset value per share	$11.52

Class Y

Net assets	$12,262

Shares outstanding	1,030

Net asset value per share(b)	$11.91

Class Z

Net assets	$8,449,247

Shares outstanding	712,028

Net asset value per share	$11.87

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2015

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2015 (Unaudited)

Income:

Dividends — affiliated issuers	$27,332

Interest	19,861

Total income	47,193

Expenses:

Investment management fees	223,110

Distribution and/or service fees

Class A	15,916

Class B	231

Class C	8,509

Class W	108

Transfer agent fees

Class A	10,354

Class B	38

Class C	1,380

Class R4	49

Class R5	3

Class W	70

Class Z	4,978

Administration fees	20,055

Compensation of board members	5,937

Custodian fees	2,741

Printing and postage fees	11,207

Registration fees	49,325

Professional fees	17,426

Other	5,105

Total expenses	376,542

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(15,606)

Total net expenses	360,936

Net investment loss	(313,743)

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	164

Foreign currency translations	(762)

Forward foreign currency exchange contracts	7,598,608

Net realized gain	7,598,010

Net change in unrealized appreciation (depreciation) on:

Investments	(2,553)

Forward foreign currency exchange contracts	2,033,098

Net change in unrealized appreciation	2,030,545

Net realized and unrealized gain	9,628,555

Net increase in net assets resulting from operations	$9,314,812

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	11

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations

Net investment loss	$(313,743)	$(682,300)

Net realized gain (loss)	7,598,010	(171,489)

Net change in unrealized appreciation (depreciation)	2,030,545	(879,692)

Net increase (decrease) in net assets resulting from operations	9,314,812	(1,733,481)

Decrease in net assets from capital stock activity	(4,432,896)	(40,525,346)

Total increase (decrease) in net assets	4,881,916	(42,258,827)

Net assets at beginning of period	50,395,490	92,654,317

Net assets at end of period	$55,277,406	$50,395,490

Excess of distributions over net investment income	$(852,494)	$(538,751)

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2015

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(b)	239,029	2,633,013	133,905	1,270,682

Redemptions	(198,575)	(2,053,336)	(937,918)	(8,850,560)

Net increase (decrease)	40,454	579,677	(804,013)	(7,579,878)

Class B shares

Subscriptions	360	3,900	—	—

Redemptions(b)	(1,737)	(18,005)	(14,515)	(130,393)

Net decrease	(1,377)	(14,105)	(14,515)	(130,393)

Class C shares

Subscriptions	107,439	1,030,775	26,784	243,613

Redemptions	(66,834)	(693,213)	(143,534)	(1,285,590)

Net increase (decrease)	40,605	337,562	(116,750)	(1,041,977)

Class I shares

Subscriptions	6,971	73,864	240,969	2,353,549

Redemptions	(494,851)	(5,588,619)	(3,794,421)	(36,870,728)

Net decrease	(487,880)	(5,514,755)	(3,553,452)	(34,517,179)

Class R4 shares

Subscriptions	11,758	133,500	788	7,700

Redemptions	(611)	(6,951)	—	—

Net increase	11,147	126,549	788	7,700

Class R5 shares

Subscriptions	—	—	1,022	10,000

Net increase	—	—	1,022	10,000

Class W shares

Subscriptions	—	—	568	5,400

Redemptions	(1,254)	(13,317)	(4,302)	(40,366)

Net decrease	(1,254)	(13,317)	(3,734)	(34,966)

Class Y shares

Subscriptions	—	—	786	7,696

Net increase	—	—	786	7,696

Class Z shares

Subscriptions	504,352	5,802,475	563,707	5,511,319

Redemptions	(543,637)	(5,736,982)	(281,598)	(2,757,668)

Net increase (decrease)	(39,285)	65,493	282,109	2,753,651

Total net decrease	(437,590)	(4,432,896)	(4,207,759)	(40,525,346)

(a)	Class R5 shares are based on operations from June 25, 2014 (commencement of operations) through the stated period end.

(b)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	13

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended April 30, 2015		Year Ended October 31,
Class A	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$9.64		$9.75	$10.21	$9.95	$10.00	$9.93

Income from investment operations:

Net investment loss	(0.08)		(0.14)	(0.13)	(0.12)	(0.15)	(0.12)

Net realized and unrealized gain (loss)	2.00		0.03 (a)	(0.09)	0.38	0.10	0.19

Total from investment operations	1.92		(0.11)	(0.22)	0.26	(0.05)	0.07

Less distributions to shareholders:

Net realized gains	—		—	(0.24)	—	—	—

Total distributions to shareholders	—		—	(0.24)	—	—	—

Net asset value, end of period	$11.56		$9.64	$9.75	$10.21	$9.95	$10.00

Total return	19.92%		(1.13%)	(2.28%)	2.61%	(0.50%)	0.71%

Ratios to average net assets(b)

Total gross expenses	1.75	%(c)	1.77%	1.68%	1.65%	1.73%	1.47%

Total net expenses(d)	1.67	%(c)	1.66%	1.48%	1.42%	1.73%	1.47%

Net investment loss	(1.47	%)(c)	(1.50%)	(1.29%)	(1.18%)	(1.48%)	(1.19%)

Supplemental data

Net assets, end of period (in thousands)	$14,949		$12,068	$20,050	$30,758	$40,755	$62,209

Portfolio turnover	0%		0%	0%	0%	0%	0%

Notes to Financial Highlights

(a)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2015

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class B	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$9.19		$9.37	$9.90	$9.72	$9.85	$9.85

Income from investment operations:

Net investment loss	(0.11)		(0.20)	(0.20)	(0.19)	(0.22)	(0.19)

Net realized and unrealized gain (loss)	1.91		0.02 (a)	(0.09)	0.37	0.09	0.19

Total from investment operations	1.80		(0.18)	(0.29)	0.18	(0.13)	—

Less distributions to shareholders:

Net realized gains	—		—	(0.24)	—	—	—

Total distributions to shareholders	—		—	(0.24)	—	—	—

Net asset value, end of period	$10.99		$9.19	$9.37	$9.90	$9.72	$9.85

Total return	19.59%		(1.92%)	(3.08%)	1.85%	(1.32%)	0.00	%(b)

Ratios to average net assets(c)

Total gross expenses	2.50	%(d)	2.51%	2.46%	2.39%	2.47%	2.23%

Total net expenses(e)	2.42	%(d)	2.41%	2.23%	2.17%	2.47%	2.23%

Net investment loss	(2.23	%)(d)	(2.25%)	(2.04%)	(1.93%)	(2.21%)	(1.95%)

Supplemental data

Net assets, end of period (in thousands)	$47		$52	$189	$456	$698	$1,006

Portfolio turnover	0%		0%	0%	0%	0%	0%

Notes to Financial Highlights

(a)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	15

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class C	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$9.19		$9.36	$9.89	$9.71	$9.83	$9.84

Income from investment operations:

Net investment loss	(0.11)		(0.20)	(0.20)	(0.19)	(0.22)	(0.19)

Net realized and unrealized gain (loss)	1.90		0.03 (a)	(0.09)	0.37	0.10	0.18

Total from investment operations	1.79		(0.17)	(0.29)	0.18	(0.12)	(0.01)

Less distributions to shareholders:

Net realized gains	—		—	(0.24)	—	—	—

Total distributions to shareholders	—		—	(0.24)	—	—	—

Net asset value, end of period	$10.98		$9.19	$9.36	$9.89	$9.71	$9.83

Total return	19.48%		(1.82%)	(3.08%)	1.85%	(1.22%)	(0.10%)

Ratios to average net assets(b)

Total gross expenses	2.50	%(c)	2.52%	2.42%	2.39%	2.48%	2.22%

Total net expenses(d)	2.42	%(c)	2.41%	2.23%	2.16%	2.48%	2.22%

Net investment loss	(2.22	%)(c)	(2.25%)	(2.05%)	(1.92%)	(2.23%)	(1.94%)

Supplemental data

Net assets, end of period (in thousands)	$1,948		$1,256	$2,374	$2,887	$3,333	$4,703

Portfolio turnover	0%		0%	0%	0%	0%	0%

Notes to Financial Highlights

(a)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2015

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class I	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$9.92		$10.00	$10.42	$10.11	$10.09	$9.98

Income from investment operations:

Net investment loss	(0.06)		(0.11)	(0.09)	(0.07)	(0.08)	(0.08)

Net realized and unrealized gain (loss)	2.07		0.03 (a)	(0.09)	0.38	0.10	0.19

Total from investment operations	2.01		(0.08)	(0.18)	0.31	0.02	0.11

Less distributions to shareholders:

Net realized gains	—		—	(0.24)	—	—	—

Total distributions to shareholders	—		—	(0.24)	—	—	—

Net asset value, end of period	$11.93		$9.92	$10.00	$10.42	$10.11	$10.09

Total return	20.26%		(0.80%)	(1.84%)	3.07%	0.20%	1.10%

Ratios to average net assets(b)

Total gross expenses	1.34	%(c)	1.32%	1.16%	1.14%	1.05%	1.07%

Total net expenses(d)	1.29	%(c)	1.26%	1.08%	0.91%	1.05%	1.07%

Net investment loss	(1.10	%)(c)	(1.10%)	(0.90%)	(0.68%)	(0.84%)	(0.79%)

Supplemental data

Net assets, end of period (in thousands)	$29,627		$29,482	$65,238	$47,585	$67,660	$38,718

Portfolio turnover	0%		0%	0%	0%	0%	0%

Notes to Financial Highlights

(a)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	17

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class R4	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$9.87		$9.97	$10.28

Income from investment operations:

Net investment loss	(0.07)		(0.12)	(0.06)

Net realized and unrealized gain (loss)	2.07		0.02 (b)	(0.25)

Total from investment operations	2.00		(0.10)	(0.31)

Net asset value, end of period	$11.87		$9.87	$9.97

Total return	20.26%		(1.00%)	(3.02%)

Ratios to average net assets(c)

Total gross expenses	1.51	%(d)	1.54%	1.19	%(d)

Total net expenses(e)	1.43	%(d)	1.41%	1.19	%(d)

Net investment loss	(1.20	%)(d)	(1.25%)	(1.03	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$145		$10	$2

Portfolio turnover	0%		0%	0%

Notes to Financial Highlights

(a)	Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2015

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class R5	(Unaudited)		2014(a)
Per share data
Net asset value, beginning of period	$9.92		$9.78

Income from investment operations:

Net investment loss	(0.06)		(0.04)

Net realized and unrealized gain	2.06		0.18	(b)

Total from investment operations	2.00		0.14

Net asset value, end of period	$11.92		$9.92

Total return	20.16%		1.43%

Ratios to average net assets(c)

Total gross expenses	1.39	%(d)	1.46	%(d)

Total net expenses(e)	1.34	%(d)	1.33	%(d)

Net investment loss	(1.15	%)(d)	(1.08	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$12		$10

Portfolio turnover	0%		0%

Notes to Financial Highlights

(a)	Based on operations from June 25, 2014 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	19

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class W	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$9.60		$9.71	$10.19	$9.94	$9.99	$9.92

Income from investment operations:

Net investment loss	(0.08)		(0.14)	(0.12)	(0.14)	(0.15)	(0.12)

Net realized and unrealized gain (loss)	2.00		0.03 (a)	(0.12)	0.39	0.10	0.19

Total from investment operations	1.92		(0.11)	(0.24)	0.25	(0.05)	0.07

Less distributions to shareholders:

Net realized gains	—		—	(0.24)	—	—	—

Total distributions to shareholders	—		—	(0.24)	—	—	—

Net asset value, end of period	$11.52		$9.60	$9.71	$10.19	$9.94	$9.99

Total return	20.00%		(1.13%)	(2.49%)	2.52%	(0.50%)	0.71%

Ratios to average net assets(b)

Total gross expenses	1.75	%(c)	1.77%	1.83%	1.83%	1.71%	1.51%

Total net expenses(d)	1.67	%(c)	1.66%	1.33%	1.62%	1.71%	1.51%

Net investment loss	(1.47	%)(c)	(1.50%)	(1.13%)	(1.38%)	(1.46%)	(1.23%)

Supplemental data

Net assets, end of period (in thousands)	$88		$86	$123	$10,922	$24,171	$63,369

Portfolio turnover	0%		0%	0%	0%	0%	0%

Notes to Financial Highlights

(a)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2015

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class Y	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$9.91		$9.98	$10.25

Income from investment operations:

Net investment loss	(0.06)		(0.11)	(0.07)

Net realized and unrealized gain (loss)	2.06		0.04 (b)	(0.20)

Total from investment operations	2.00		(0.07)	(0.27)

Net asset value, end of period	$11.91		$9.91	$9.98

Total return	20.18%		(0.70%)	(2.63%)

Ratios to average net assets(c)

Total gross expenses	1.34	%(d)	1.36%	1.20	%(d)

Total net expenses(e)	1.29	%(d)	1.28%	1.20	%(d)

Net investment loss	(1.10	%)(d)	(1.11%)	(1.04	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$12		$10	$2

Portfolio turnover	0%		0%	0%

Notes to Financial Highlights

(a)	Based on operations from February 28, 2013 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	21

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class Z	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$9.88		$9.97	$10.41	$10.11	$10.09	$10.18

Income from investment operations:

Net investment loss	(0.07)		(0.12)	(0.11)	(0.09)	(0.10)	(0.01)

Net realized and unrealized gain (loss)	2.06		0.03 (b)	(0.09)	0.39	0.12	(0.08)

Total from investment operations	1.99		(0.09)	(0.20)	0.30	0.02	(0.09)

Less distributions to shareholders:

Net realized gains	—		—	(0.24)	—	—	—

Total distributions to shareholders	—		—	(0.24)	—	—	—

Net asset value, end of period	$11.87		$9.88	$9.97	$10.41	$10.11	$10.09

Total return	20.14%		(0.90%)	(2.04%)	2.97%	0.20%	(0.88%)

Ratios to average net assets(c)

Total gross expenses	1.49	%(d)	1.54%	1.45%	1.34%	1.15%	1.54	%(d)

Total net expenses(e)	1.42	%(d)	1.41%	1.24%	1.09%	1.15%	1.54	%(d)

Net investment loss	(1.25	%)(d)	(1.25%)	(1.05%)	(0.85%)	(0.95%)	(1.20	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$8,449		$7,422	$4,677	$9,146	$6,079	$14

Portfolio turnover	0%		0%	0%	0%	0%	0%

Notes to Financial Highlights

(a)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2015

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2015 (Unaudited)

Note 1. Organization

Columbia Absolute Return Currency and Income Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund’s prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Semiannual Report 2015	23

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an

24	Semiannual Report 2015

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to shift investment exposure from one currency to another and to generate total return through long and short currency positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Semiannual Report 2015	25

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of April 30, 2015:

	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount ($)(b)
				Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)
Asset Derivatives:
Forward Foreign Currency Exchange Contracts	2,827,753	—	2,827,753	—	—	—	2,827,753

	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount ($)(d)
				Financial Instruments ($)(c)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	1,289,061	—	1,289,061	—	—	—	1,289,061

(a)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Represents the net amount due from counterparties in the event of default.

(c)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(d)	Represents the net amount due to counterparties in the event of default.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at April 30, 2015:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	2,827,753

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	1,289,061

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended April 30, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange risk	7,598,608
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange risk	2,033,098

26	Semiannual Report 2015

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended April 30, 2015:

Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	2,277,525	(982,386)

*	Based on the ending quarterly outstanding amounts for the six months ended April 30, 2015.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.89% to 0.70% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended April 30, 2015 was 0.89% of the Fund’s average daily net assets.

Semiannual Report 2015	27

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2015 was 0.08% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended April 30, 2015, other expenses paid by the Fund to this company were $663.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended April 30, 2015, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.16%
Class B	0.16
Class C	0.16
Class R4	0.16
Class R5	0.05
Class W	0.16
Class Z	0.16

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2015, no minimum account balance fees were charged by the Fund.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund’s average daily

28	Semiannual Report 2015

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $28,000 and $16,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of March 31, 2015, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $9,280 for Class A shares for the six months ended April 30, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective March 1, 2015	Contractual Expense Cap Prior to March 1, 2015
Class A	1.68%	1.66%
Class B	2.43	2.41
Class C	2.43	2.41
Class I	1.30	1.28
Class R4	1.43	1.41
Class R5	1.35	1.33
Class W	1.68	1.66
Class Y	1.30	1.28
Class Z	1.43	1.41

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2015, the cost of investments for federal income tax purposes was approximately $53,709,043 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$76
Unrealized depreciation	(3,016)
Net unrealized depreciation	$(2,940)

The following capital loss carryforwards, determined as of October 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — short-term	785,233
No expiration — long-term	1,193,060
Total	1,978,293

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late-year ordinary losses of $518,457 as arising on November 1, 2014.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant

Semiannual Report 2015	29

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $0 and $74,884, respectively, for the six months ended April 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund significantly invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At April 30, 2015, affiliated shareholders of record owned 78.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement permitted borrowings up to

$500 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended April 30, 2015.

Note 9. Significant Risks

Counterparty Risk

Counterparty risk is the risk that a counterparty to a financial instrument entered into by the Fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies) instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net

30	Semiannual Report 2015

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Foreign Currency Risk

The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in U.S. or abroad. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult.

Geographic Concentration Risk

The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluation could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

Money Market Fund Investment Risk

An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money by investing in money market funds. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. The Fund will also be exposed to the investment risks of the money market fund. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from its investments in derivatives.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Semiannual Report 2015	31

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

32	Semiannual Report 2015

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Absolute Return Currency and Income Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

The Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement for a two-month period (Short-Term Period) in order to align the IMS Agreement with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that for purposes of approving the IMS Agreement for the Short-Term Period, the Fund’s performance was acceptable.

Semiannual Report 2015	33

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund).

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. For purposes of approving the IMS Agreement for the Short-Term Period, the Board concluded that the investment management service fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the IMS Agreement for the Short-Term Period, the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the IMS Agreement for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

34	Semiannual Report 2015

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015	35

Columbia Absolute Return Currency and Income Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR104_10_E01_(06/15)

SEMIANNUAL REPORT

April 30, 2015

COLUMBIA EMERGING MARKETS BOND FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $506 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 12th largest manager of long-term mutual fund assets in the U.S.** and the 5th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams’ investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

*	In U.S. dollars as of March 31, 2015. Source: Ameriprise Q1 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies.

Contact us for more current data.

**	Source: ICI as of March 31, 2015 for Columbia Management Investment Advisers, LLC.
***	Source: Investment Association as of March 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Get the market insight you need from our investment experts

Connect with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers,

mutual fund commentary and more at columbiathreadneedle.com/us.

Columbia Threadneedle Investor Newsletter

(e-newsletter)

Read our award-winning* shareholder
newsletter. Our quarterly newsletter
is available online and provides timely
and relevant content about economic
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electronically at columbiathreadneedle.com/
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Get analysis of current events and trends that may affect your investments.
Visit our online video library to watch and discover what our thought leaders are saying about the financial markets and economy.

Social media We offer you multiple ways to access our market commentary and investment insights.

■	Perspectives blog at columbiathreadneedle.com/us

Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■	twitter.com/CTinvest_US

Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

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*	Columbia Threadneedle Investor Newsletter was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications in 2011, 2012 and 2013. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

Not part of the shareholder report

PRESIDENT’S MESSAGE

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the “About Us” tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

■	Fund and strategy names

■	Established investment teams, philosophies and processes

■	Account services, features, servicing phone numbers and mailing addresses

■	Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children’s education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

* Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA EMERGING MARKETS BOND FUND

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA EMERGING MARKETS BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Emerging Markets Bond Fund (the Fund) Class A shares returned -0.90% excluding sales charges for the six-month period that ended April 30, 2015.

■	The Fund underperformed its benchmark, the JPMorgan Emerging Markets Bond Index-Global, which returned 0.70% for the same period.

Average Annual Total Returns (%) (for period ended April 30, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class A	02/16/06
Excluding sales charges		-0.90	1.19	6.19	7.12
Including sales charges		-5.63	-3.58	5.16	6.55
Class B	02/16/06
Excluding sales charges		-1.27	0.53	5.38	6.31
Including sales charges		-6.12	-4.35	5.06	6.31
Class C	02/16/06
Excluding sales charges		-1.28	0.53	5.40	6.32
Including sales charges		-2.25	-0.45	5.40	6.32
Class I	02/16/06	-0.65	1.80	6.71	7.59
Class K	02/16/06	-0.71	1.50	6.38	7.34
Class R*	11/16/11	-1.03	0.94	5.98	6.93
Class R4*	03/19/13	-0.69	1.53	6.32	7.19
Class R5*	11/08/12	-0.67	1.66	6.42	7.24
Class W*	12/01/06	-0.90	1.29	6.18	7.10
Class Y*	11/08/12	-0.65	1.81	6.47	7.27
Class Z*	09/27/10	-0.69	1.54	6.49	7.28
J.P. Morgan Emerging Markets Bond Index-Global		0.70	4.50	7.08	7.38

Returns for Class A are shown with and without the maximum initial sales charge of 4.75% Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The JPMorgan Emerging Markets Bond Index (EMBI) — Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2015

COLUMBIA EMERGING MARKETS BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Country Breakdown (%) (at April 30, 2015)
Argentina	1.7
Brazil	5.2
Chile	1.4
Colombia	4.3
Costa Rica	1.1
Croatia	0.6
Dominican Republic	6.0
Ecuador	0.6
El Salvador	1.1
Gabon	0.7
Georgia	1.3
Ghana	1.0
Guatemala	1.3
Hungary	4.0
Indonesia	12.5
Ireland	0.3
Ivory Coast	1.4
Kazakhstan	3.6
Mexico	10.9
Morocco	0.2
Netherlands	0.1
Pakistan	0.7
Panama	0.7
Paraguay	0.6
Peru	1.6
Philippines	1.4
Republic of Namibia	1.0
Republic of the Congo	0.3
Romania	0.5
Russian Federation	7.3
Senegal	0.5
Serbia	0.4
South Africa	0.6
Spain	0.5
Trinidad and Tobago	2.0
Tunisia	0.7
Turkey	8.0
Ukraine	0.8
United Kingdom	0.3
United States(a)	4.9
Uruguay	1.9
Venezuela	5.0
Zambia	1.0
Total	100.0

Country Breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Portfolio Management

James Carlen, CFA

Henry Stipp, Ph.D.

Semiannual Report 2015	3

COLUMBIA EMERGING MARKETS BOND FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Quality Breakdown (%) (at April 30, 2015)
A rating	4.6
BBB rating	44.7
BB rating	26.0
B rating	16.5
CCC rating	8.2
CC rating	0.0	(a)
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

(a)	Rounds to zero.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated”. Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other country-specific factors as the direction and stance of fiscal policy, balance of payment trends and commodity prices, the level and structure of public debt as well as political stability and commitment to strong macroeconomic policies.

4	Semiannual Report 2015

COLUMBIA EMERGING MARKETS BOND FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2014 – April 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	991.90	1,018.99	5.78	5.86	1.17
Class B	1,000.00	1,000.00	987.30	1,015.27	9.46	9.59	1.92
Class C	1,000.00	1,000.00	987.20	1,015.27	9.46	9.59	1.92
Class I	1,000.00	1,000.00	993.50	1,021.47	3.31	3.36	0.67
Class K	1,000.00	1,000.00	992.90	1,019.98	4.79	4.86	0.97
Class R	1,000.00	1,000.00	989.70	1,017.75	7.01	7.10	1.42
Class R4	1,000.00	1,000.00	993.10	1,020.28	4.50	4.56	0.91
Class R5	1,000.00	1,000.00	993.30	1,021.22	3.56	3.61	0.72
Class W	1,000.00	1,000.00	991.00	1,018.99	5.78	5.86	1.17
Class Y	1,000.00	1,000.00	993.50	1,021.47	3.31	3.36	0.67
Class Z	1,000.00	1,000.00	993.10	1,020.23	4.55	4.61	0.92

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2015	5

COLUMBIA EMERGING MARKETS BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes(a) 14.1%
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
BRAZIL 0.8%
Companhia de Eletricidade do Estad
04/27/16	11.750%		BRL6,000,000	1,901,791

Cosan Luxembourg SA(b)
03/14/18	9.500%	BRL	6,000,000	1,683,015
03/14/23	5.000%		1,309,000	1,194,462

Total				4,779,268

CHILE 1.4%
Cencosud SA(b)
02/12/45	6.625%		4,950,000	4,913,900

Inversiones CMPC SA(b)
09/15/24	4.750%		3,000,000	3,142,086

Total				8,055,986

GUATEMALA 1.3%
Agromercantil Senior Trust(b)
04/10/19	6.250%		1,323,000	1,356,075

Comcel Trust(b)
02/06/24	6.875%		3,300,000	3,539,250

Industrial Senior Trust(b)
11/01/22	5.500%		2,877,000	2,835,284

Total				7,730,609

KAZAKHSTAN 0.8%
Zhaikmunai LLP
11/13/19	7.125%		2,546,000	2,399,605

Zhaikmunai LLP(b)
11/13/19	7.125%		2,285,000	2,153,613

Total				4,553,218

MEXICO 4.1%
America Movil SAB de CV
12/05/22	6.450%	MXN	30,000,000	1,896,754

BBVA Bancomer SA(b)(c)
11/12/29	5.350%		4,000,000	3,919,980

Cemex SAB de CV
01/15/21	7.250%		6,532,000	7,070,890

Concesionaria Mexiquense SA de CV (linked to Mexican Unidad de Inversion Index)(b)
12/15/35	5.950%	MXN	42,522,872	2,728,925

Elementia SAB de CV(b)
01/15/25	5.500%		2,500,000	2,487,500

Grupo Televisa SAB
05/14/43	7.250%	MXN	59,800,000	3,383,689

Mexichem SAB de CV(b)
09/19/42	6.750%		1,000,000	1,092,500
09/17/44	5.875%		1,900,000	1,871,500

Total				24,451,738

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
PANAMA 0.6%
Panama Canal Railway Co.
11/01/26	7.000%		3,553,230	3,517,698

PERU 1.2%
Banco de Credito del Peru(b)(c)
10/15/22	7.170%	PEN	6,000,000	1,913,446

Corp. Azucarera del Peru SA(b)
08/02/22	6.375%		3,218,000	2,912,290

Union Andina de Cementos SAA(b)
10/30/21	5.875%		2,100,000	2,136,750

Total				6,962,486

RUSSIAN FEDERATION 1.3%
Metalloinvest Finance Ltd.(b)
07/21/16	6.500%		2,000,000	1,990,000

Sibur Securities Ltd.(b)
01/31/18	3.914%		6,450,000	5,840,926

Total				7,830,926

SPAIN 0.5%
ACI Airport SudAmerica SA(b)(d)
11/29/32	6.875%		3,000,000	2,915,040

TURKEY 0.4%
Akbank TAS(b)
03/31/25	5.125%		2,150,000	2,097,903

UKRAINE 0.8%
MHP SA(b)
04/02/20	8.250%		5,721,000	4,662,615

UNITED KINGDOM 0.3%
Tullow Oil PLC(b)
04/15/22	6.250%		1,693,000	1,549,095

UNITED STATES 0.6%
Kosmos Energy Ltd.(b)
08/01/21	7.875%		2,160,000	2,065,716
08/01/21	7.875%		1,776,000	1,722,720

Total				3,788,436

Total Corporate Bonds & Notes
(Cost: $90,153,618)				82,895,018

Inflation-Indexed Bonds(a) 2.5%
BRAZIL 1.2%
Brazil Notas do Tesouro Nacional
08/15/22	6.000%	BRL	1,375,932	4,532,079
05/15/35	6.000%	BRL	834,049	2,780,996

Total				7,313,075

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2015

COLUMBIA EMERGING MARKETS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
URUGUAY 1.3%
Uruguay Government International Bond
04/05/27	4.250%	UYU	120,084,069	4,517,897
12/15/28	4.375%	UYU	78,803,215	2,993,896

Total				7,511,793

Total Inflation-Indexed Bonds
(Cost: $19,962,543)				14,824,868

Foreign Government Obligations(a)(e) 78.5%
ARGENTINA 1.7%
Argentina Boden Bonds
10/03/15	7.000%		1,900,000	1,865,800

Argentina Bonar Bonds
04/17/17	7.000%		4,490,495	4,301,894

Provincia de Cordoba(b)
08/17/17	12.375%		1,874,000	1,948,960

YPF SA(b)
07/28/25	8.500%		1,800,000	1,827,000

Total				9,943,654

BRAZIL 3.1%
Brazil Notas do Tesouro Nacional
01/01/17	10.000%	BRL	6,651,000	2,171,628

Brazilian Government International Bond
01/07/25	4.250%		5,600,000	5,522,188
01/07/41	5.625%		3,100,000	3,187,203

Centrais Eletricas Brasileiras SA(b)
10/27/21	5.750%		4,520,000	4,203,600

Petrobras Global Finance BV
03/15/19	7.875%		1,699,000	1,844,281
01/27/21	5.375%		1,582,000	1,516,743

Total				18,445,643

COLOMBIA 4.3%
Bogota Distrito Capital(b)
07/26/28	9.750%	COP	1,377,000,000	695,385

Colombia Government International Bond
01/18/41	6.125%		6,328,000	7,430,521

Ecopetrol SA
01/16/25	4.125%		1,900,000	1,828,180
05/28/45	5.875%		2,800,000	2,684,500

Emgesa SA ESP
01/25/21	8.750%	COP	5,204,000,000	2,337,780

Empresas Publicas de Medellin ESP(b)
02/01/21	8.375%	COP	18,990,000,000	8,441,860
09/10/24	7.625%	COP	3,939,000,000	1,645,219

Total				25,063,445

Foreign Government Obligations(a)(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
COSTA RICA 1.1%
Costa Rica Government International Bond(b)
03/12/45	7.158%		6,250,000	6,484,375

CROATIA 0.6%
Croatia Government International Bond(b)
01/26/24	6.000%		3,417,000	3,738,881

DOMINICAN REPUBLIC 5.9%
Banco de Reservas de La Republica Dominicana(b)
02/01/23	7.000%		6,488,000	6,482,842

Dominican Republic International Bond
02/10/23	14.500%	DOP	39,000,000	1,033,994

Dominican Republic International Bond(b)
07/05/19	15.000%	DOP	139,000,000	3,579,347
01/08/21	14.000%	DOP	226,239,000	5,758,756
04/20/27	8.625%		7,020,000	8,406,450
04/30/44	7.450%		6,000,000	6,750,000
01/27/45	6.850%		2,800,000	2,926,000

Total				34,937,389

ECUADOR 0.6%
Ecuador Government International Bond(b)
03/24/20	10.500%		3,000,000	3,251,550

EL SALVADOR 1.1%
El Salvador Government International Bond
01/18/27	6.375%		500,000	508,750

El Salvador Government International Bond(b)
01/18/27	6.375%		2,800,000	2,849,000
04/10/32	8.250%		959,000	1,102,850
06/15/35	7.650%		1,736,000	1,827,140

Total				6,287,740

GABON 0.7%
Gabonese Republic
12/12/24	6.375%		4,279,527	4,320,183

GEORGIA 1.2%
Georgian Railway JSC(b)
07/11/22	7.750%		6,633,000	7,321,174

GHANA 1.0%
Republic of Ghana(b)
08/07/23	7.875%		3,150,000	3,040,317
01/18/26	8.125%		2,850,000	2,757,603

Total				5,797,920

HUNGARY 4.0%
Hungary Government International Bond
03/29/21	6.375%		1,302,000	1,517,885
11/22/23	5.750%		1,238,000	1,422,771

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	7

COLUMBIA EMERGING MARKETS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Foreign Government Obligations(a)(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
03/25/24	5.375%		4,406,000	4,956,750
03/29/41	7.625%		7,440,000	10,695,000

MFB Magyar Fejlesztesi Bank Zrt.(b)
10/21/20	6.250%		649,000	734,343

Magyar Export-Import Bank Zrt.(b)
02/12/18	5.500%		3,686,000	3,937,533

Total				23,264,282

INDONESIA 12.4%
Indonesia Government International Bond(b)
05/05/21	4.875%		794,000	864,595
04/25/22	3.750%		3,967,000	4,041,381
01/15/24	5.875%		4,200,000	4,824,750
01/17/38	7.750%		3,548,000	4,838,585
01/17/42	5.250%		1,000,000	1,037,500
01/15/45	5.125%		1,900,000	1,952,250

Indonesia Treasury Bond
04/15/19	7.875%	IDR	32,000,000,000	2,490,878
09/15/19	11.500%	IDR	50,400,000,000	4,436,366
11/15/20	11.000%	IDR	9,000,000,000	797,416
06/15/21	12.800%	IDR	6,800,000,000	654,164
07/15/22	10.250%	IDR	13,210,000,000	1,157,160
05/15/27	7.000%	IDR	85,060,000,000	6,125,632
03/15/29	9.000%	IDR	53,989,000,000	4,550,278

Majapahit Holding BV(b)
08/07/19	8.000%		3,452,000	4,043,328
01/20/20	7.750%		1,657,000	1,938,161

PT Pertamina Persero
05/20/23	4.300%		500,000	496,250

PT Pertamina Persero(b)
05/23/21	5.250%		2,000,000	2,131,460
05/03/22	4.875%		1,000,000	1,035,150
05/20/23	4.300%		3,000,000	2,977,500
05/27/41	6.500%		1,000,000	1,073,750
05/03/42	6.000%		3,000,000	3,011,250

PT Perusahaan Listrik Negara(b)
11/22/21	5.500%		16,103,000	17,574,653

Pertamina Persero PT(b)
05/30/44	6.450%		755,000	805,963

Total				72,858,420

IRELAND 0.3%
Vnesheconombank Via VEB Finance PLC(b)
11/21/23	5.942%		2,300,000	2,035,500

IVORY COAST 1.4%
Ivory Coast Government International Bond
07/23/24	5.375%		1,354,000	1,295,548

Ivory Coast Government International Bond(b)
07/23/24	5.375%		500,000	472,500
03/03/28	6.375%		4,377,000	4,387,942

Ivory Coast Government International Bond(c)
12/31/32	5.750%		2,100,000	2,007,600

Total				8,163,590

Foreign Government Obligations(a)(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
KAZAKHSTAN 2.8%
KazMunayGas National Co. JSC(b)
07/02/18	9.125%		3,293,000	3,716,974
04/30/43	5.750%		9,900,000	8,823,375
11/07/44	6.000%		4,450,000	4,049,500

Total				16,589,849

MEXICO 6.7%
Mexican Bonos
06/11/20	8.000%	MXN	37,530,000	2,734,489
06/10/21	6.500%	MXN	37,100,000	2,525,380
06/09/22	6.500%	MXN	68,799,200	4,690,725
06/03/27	7.500%	MXN	34,949,100	2,533,199

Mexico Government International Bond
01/23/46	4.600%		3,100,000	3,088,375

Petroleos Mexicanos
11/24/21	7.650%	MXN	79,300,000	5,310,040
09/12/24	7.190%	MXN	3,440,000	217,494
11/12/26	7.470%	MXN	50,100,000	3,238,442
06/02/41	6.500%		5,453,000	6,018,749
01/23/45	6.375%		6,300,000	6,980,369

Petroleos Mexicanos(b)
01/23/26	4.500%		2,150,000	2,187,584

Total				39,524,846

MOROCCO 0.2%
Morocco Government International Bond(b)
12/11/22	4.250%		1,214,000	1,244,350

NETHERLANDS 0.1%
Petrobras Global Finance BV
03/17/24	6.250%		481,000	477,922

PAKISTAN 0.7%
Pakistan Government International Bond
04/15/24	8.250%		800,000	872,000

Pakistan Government International Bond(b)
12/03/19	6.750%		3,200,000	3,312,000

Total				4,184,000

PANAMA 0.1%
Ena Norte Trust(b)
04/25/23	4.950%		731,515	758,033

PARAGUAY 0.6%
Republic of Paraguay(b)
08/11/44	6.100%		3,245,000	3,528,937

PERU 0.4%
Peruvian Government International Bond
08/12/26	8.200%	PEN	6,792,000	2,534,516

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2015

COLUMBIA EMERGING MARKETS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Foreign Government Obligations(a)(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
PHILIPPINES 1.4%
Philippine Government International Bond
01/15/21	4.950%	PHP	107,000,000	2,555,721
03/30/26	5.500%		1,500,000	1,841,250

Power Sector Assets & Liabilities Management Corp.(b)
12/02/24	7.390%		2,877,000	3,869,565

Total				8,266,536

REPUBLIC OF NAMIBIA 1.0%
Namibia International Bonds(b)
11/03/21	5.500%		5,200,000	5,725,824

REPUBLIC OF THE CONGO 0.3%
Republic of Congo(c)
06/30/29	3.500%		1,974,366	1,787,117

ROMANIA 0.5%
Romanian Government International Bond(b)
02/07/22	6.750%		2,392,000	2,867,410

RUSSIAN FEDERATION 5.9%
Gazprom Neft OAO Via GPN Capital SA(b)
09/19/22	4.375%		8,379,000	7,038,360

Gazprom OAO Via Gaz Capital SA(b)
01/23/21	5.999%		1,000,000	992,500
03/07/22	6.510%		8,505,000	8,530,243
08/16/37	7.288%		2,829,000	2,875,678

Russian Agricultural Bank OJSC Via RSHB Capital SA(b)
12/27/17	5.298%		2,336,000	2,230,880

Russian Foreign Bond — Eurobond(b)
04/29/20	5.000%		1,800,000	1,840,500
04/04/22	4.500%		6,600,000	6,417,312
04/04/42	5.625%		3,400,000	3,255,500

Sberbank of Russia Via SB Capital SA(b)
10/29/22	5.125%		2,201,000	1,826,830

Total				35,007,803

SENEGAL 0.5%
Senegal Government International Bond(b)
07/30/24	6.250%		3,196,000	3,144,065

SERBIA 0.4%
Republic of Serbia(b)
12/03/18	5.875%		2,125,000	2,244,531

SOUTH AFRICA 0.6%
South Africa Government International Bond
01/17/24	4.665%		1,200,000	1,258,248

Transnet SOC Ltd.(b)
07/26/22	4.000%		2,200,000	2,117,500

Total				3,375,748

Foreign Government Obligations(a)(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
TRINIDAD AND TOBAGO 2.0%
Petroleum Co. of Trinidad & Tobago Ltd.(b)
08/14/19	9.750%		9,864,000	11,817,072

TUNISIA 0.7%
Banque Centrale de Tunisie SA(b)
01/30/25	5.750%		3,700,000	3,829,500

TURKEY 7.6%
Export Credit Bank of Turkey(b)
04/24/19	5.875%		7,017,000	7,443,002
09/23/21	5.000%		4,250,000	4,250,000

Turkey Government Bond
07/24/24	9.000%	TRY	11,798,000	4,392,356

Turkey Government International Bond
03/30/21	5.625%		663,000	723,267
09/26/22	6.250%		1,560,000	1,762,800
03/23/23	3.250%		2,000,000	1,885,000
02/05/25	7.375%		4,868,000	5,981,555
04/14/26	4.250%		3,400,000	3,304,936
03/17/36	6.875%		5,544,000	6,748,711
05/30/40	6.750%		2,973,000	3,596,438
02/17/45	6.625%		3,750,000	4,537,500

Total				44,625,565

UKRAINE —%
Ukraine Government International Bond(b)
02/23/21	7.950%		355,000	162,413

URUGUAY 0.6%
Uruguay Government International Bond
03/21/36	7.625%		1,710,404	2,386,013
11/20/45	4.125%		1,396,949	1,281,701

Total				3,667,714

VENEZUELA 5.0%
Petroleos de Venezuela SA
04/12/17	5.250%		23,922,000	13,991,978
11/17/21	9.000%		6,782,647	3,305,862
05/16/24	6.000%		12,785,871	5,402,030

Venezuela Government International Bond
10/13/19	7.750%		3,083,000	1,425,888
05/07/23	9.000%		11,400,500	5,187,227

Total				29,312,985

ZAMBIA 1.0%
Zambia Government International Bond(b)
04/14/24	8.500%		5,446,000	5,898,672

Total Foreign Government Obligations
(Cost: $475,546,291)				462,489,154

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	9

COLUMBIA EMERGING MARKETS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Money Market Funds 4.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.111%(f)(g)	24,802,677	24,802,677

Total Money Market Funds
(Cost: $24,802,677)		24,802,677

Total Investments
(Cost: $610,465,129)		585,011,717

Other Assets & Liabilities, Net		4,287,543

Net Assets		589,299,260

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at April 30, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)

Citicorp Investment Bank	05/13/2015	15,000,000,000 COP	5,966,587 USD	—	(324,833)

Citicorp Investment Bank	05/13/2015	17,000,000,000 COP	6,732,007 USD	—	(398,269)

J.P. Morgan Securities, Inc.	05/15/2015	8,846,000 SGD	6,504,785 USD	—	(178,950)

J.P. Morgan Securities, Inc.	05/15/2015	11,265,000 SGD	8,305,685 USD	—	(205,764)

Standard Chartered Bank	05/22/2015	14,397,000 PEN	4,576,287 USD	—	(9,119)

UBS Securities	06/05/2015	28,000,000 EUR	30,446,500 USD	—	(1,006,762)

Total				—	(2,123,697)

Futures Contracts Outstanding at April 30, 2015

At April 30, 2015, cash totaling $393,300 was pledged as collateral to cover initial margin requirements on open futures contracts.

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	(114)	USD	(14,634,750)	06/2015	—	(132,000)
US ULTRA BOND (CBT)	(63)	USD	(10,363,500)	06/2015	119,609	—

Total			(24,998,250)		119,609	(132,000)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the value of these securities amounted to $327,479,104 or 55.57% of net assets.

(c)	Variable rate security.

(d)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(e)	Principal and interest may not be guaranteed by the government.

(f)	The rate shown is the seven-day current annualized yield at April 30, 2015.

(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	26,239,617	129,367,335	(130,804,275)	24,802,677	10,774	24,802,677

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2015

COLUMBIA EMERGING MARKETS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

Currency Legend

BRL	Brazilian Real
COP	Colombian Peso
DOP	Dominican Republic Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peru Nuevos Soles
PHP	Philippine Peso
SGD	Singapore Dollar
TRY	Turkish Lira
USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include:(i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs,

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	11

COLUMBIA EMERGING MARKETS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Fair Value Measurements (continued)

any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Corporate Bonds & Notes

Banking	—	10,209,242	1,913,446	12,122,688

All Other Industries	—	70,772,330	—	70,772,330

Inflation-Indexed Bonds	—	14,824,868	—	14,824,868

Foreign Government Obligations	—	453,151,051	9,338,103	462,489,154

Total Bonds	—	548,957,491	11,251,549	560,209,040

Mutual Funds

Money Market Funds	24,802,677	—	—	24,802,677

Total Mutual Funds	24,802,677	—	—	24,802,677

Investments in Securities	24,802,677	548,957,491	11,251,549	585,011,717

Derivatives

Assets

Futures Contracts	119,609	—	—	119,609

Liabilities

Forward Foreign Currency Exchange Contracts	—	(2,123,697)	—	(2,123,697)

Futures Contracts	(132,000)	—	—	(132,000)

Total	24,790,286	546,833,794	11,251,549	582,875,629

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value:

	Corporate Bonds & Notes ($)	Foreign Government Obligations ($)	Total ($)
Balance as of October 31, 2014	5,206,294	14,618,661	19,824,955

Increase (decrease) in accrued discounts/premiums	366	(38,517)	(38,151)

Realized gain (loss)	—	103,761	103,761

Change in unrealized appreciation (depreciation)(a)	(180,659)	(64,290)	(244,949)

Sales	—	(2,895,333)	(2,895,333)

Purchases	—	—	—

Transfers into Level 3	—	—	—

Transfers out of Level 3	(3,112,555)	(2,386,179)	(5,498,734)

Balance as of April 30, 2015	1,913,446	9,338,103	11,251,549

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2015

COLUMBIA EMERGING MARKETS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Fair Value Measurements (continued)

(a)	Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2015 was $(165,353), which is comprised of Corporate Bonds & Notes of $(180,659) and Foreign Government Obligations of $15,306.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds and foreign government obligations classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	13

COLUMBIA EMERGING MARKETS BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2015 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $585,662,452)	$560,209,040

Affiliated issuers (identified cost $24,802,677)	24,802,677

Total investments (identified cost $610,465,129)	585,011,717

Foreign currency (identified cost $466,882)	439,361

Margin deposits	393,300

Receivable for:

Investments sold	4,003,977

Capital shares sold	193,381

Dividends	1,977

Interest	8,815,555

Reclaims	132,738

Variation margin	31,782

Prepaid expenses	1,142

Other assets	33,116

Total assets	599,058,046

Liabilities

Disbursements in excess of cash	25,428

Unrealized depreciation on forward foreign currency exchange contracts	2,123,697

Payable for:

Investments purchased	3,796,261

Investments purchased on a delayed delivery basis	2,915,040

Capital shares purchased	678,800

Investment management fees	8,581

Distribution and/or service fees	2,505

Transfer agent fees	99,204

Administration fees	1,122

Compensation of board members	37,405

Other expenses	70,743

Total liabilities	9,758,786

Net assets applicable to outstanding capital stock	$589,299,260

Represented by

Paid-in capital	$621,790,749

Undistributed net investment income	5,224,292

Accumulated net realized loss	(10,069,980)

Unrealized appreciation (depreciation) on:

Investments	(25,453,412)

Foreign currency translations	(56,301)

Forward foreign currency exchange contracts	(2,123,697)

Futures contracts	(12,391)

Total — representing net assets applicable to outstanding capital stock	$589,299,260

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2015

COLUMBIA EMERGING MARKETS BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

April 30, 2015 (Unaudited)

Class A

Net assets	$172,388,369

Shares outstanding	15,621,974

Net asset value per share	$11.03

Maximum offering price per share(a)	$11.58

Class B

Net assets	$879,199

Shares outstanding	79,707

Net asset value per share	$11.03

Class C

Net assets	$40,989,112

Shares outstanding	3,732,295

Net asset value per share	$10.98

Class I

Net assets	$247,575,474

Shares outstanding	22,430,656

Net asset value per share	$11.04

Class K

Net assets	$21,533

Shares outstanding	1,953

Net asset value per share	$11.03

Class R

Net assets	$11,993,730

Shares outstanding	1,087,000

Net asset value per share	$11.03

Class R4

Net assets	$4,797,184

Shares outstanding	434,305

Net asset value per share	$11.05

Class R5

Net assets	$7,458,869

Shares outstanding	676,082

Net asset value per share	$11.03

Class W

Net assets	$378,048

Shares outstanding	34,307

Net asset value per share	$11.02

Class Y

Net assets	$2,028,615

Shares outstanding	183,764

Net asset value per share	$11.04

Class Z

Net assets	$100,789,127

Shares outstanding	9,131,851

Net asset value per share	$11.04

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	15

COLUMBIA EMERGING MARKETS BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2015 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$10,774
Interest	21,215,718
Foreign taxes withheld	(346,339)

Total income	20,880,153

Expenses:
Investment management fees	1,620,999
Distribution and/or service fees
Class A	214,115
Class B	4,755
Class C	225,943
Class R	27,065
Class W	14,218
Transfer agent fees
Class A	210,905
Class B	1,173
Class C	55,804
Class K	6
Class R	13,191
Class R4	3,134
Class R5	2,275
Class W	15,337
Class Z	123,530
Administration fees	211,557
Plan administration fees
Class K	30
Compensation of board members	10,571
Custodian fees	30,765
Printing and postage fees	51,102
Registration fees	74,633
Professional fees	21,399
Other	34,092

Total expenses	2,966,599

Net investment income	17,913,554

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(14,183,828)
Foreign currency translations	(461,764)
Forward foreign currency exchange contracts	7,282,670
Futures contracts	(3,027,864)

Net realized loss	(10,390,786)
Net change in unrealized appreciation (depreciation) on:
Investments	(15,042,157)
Foreign currency translations	40,052
Forward foreign currency exchange contracts	(1,977,567)
Futures contracts	873,534

Net change in unrealized depreciation	(16,106,138)

Net realized and unrealized loss	(26,496,924)

Net decrease in net assets from operations	$(8,583,370)

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2015

COLUMBIA EMERGING MARKETS BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations

Net investment income	$17,913,554	$41,771,998

Net realized loss	(10,390,786)	(7,675,552)

Net change in unrealized depreciation	(16,106,138)	(4,597,381)

Net increase (decrease) in net assets resulting from operations	(8,583,370)	29,499,065

Distributions to shareholders

Net investment income

Class A	(3,511,972)	(8,885,435)

Class B	(15,821)	(56,998)

Class C	(763,051)	(1,983,673)

Class I	(5,928,426)	(14,549,570)

Class K	(521)	(1,654)

Class R	(207,348)	(265,843)

Class R4	(59,621)	(80,689)

Class R5	(212,473)	(718,491)

Class W	(295,432)	(2,662,924)

Class Y	(41,790)	(273,974)

Class Z	(2,187,054)	(5,117,320)

Net realized gains

Class A	(152,243)	(2,757,704)

Class B	(841)	(24,022)

Class C	(41,414)	(718,679)

Class I	(220,145)	(3,825,672)

Class K	(20)	(464)

Class R	(9,181)	(58,040)

Class R4	(1,727)	(14,613)

Class R5	(7,406)	(106,460)

Class W	(25,818)	(816,706)

Class Y	(1,641)	(119,010)

Class Z	(89,492)	(1,464,362)

Total distributions to shareholders	(13,773,437)	(44,502,303)

Decrease in net assets from capital stock activity	(84,975,607)	(81,418,355)

Total decrease in net assets	(107,332,414)	(96,421,593)

Net assets at beginning of period	696,631,674	793,053,267

Net assets at end of period	$589,299,260	$696,631,674

Undistributed net investment income	$5,224,292	$534,247

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	17

COLUMBIA EMERGING MARKETS BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	2,474,212	26,984,485	7,953,919	90,510,930

Distributions reinvested	322,381	3,470,169	976,547	10,928,869

Redemptions	(3,789,165)	(41,056,471)	(12,653,428)	(142,857,258)

Net decrease	(992,572)	(10,601,817)	(3,722,962)	(41,417,459)

Class B shares

Subscriptions	1,955	21,441	3,703	41,966

Distributions reinvested	1,459	15,684	6,881	76,718

Redemptions(a)	(18,929)	(204,503)	(93,475)	(1,053,133)

Net decrease	(15,515)	(167,378)	(82,891)	(934,449)

Class C shares

Subscriptions	254,326	2,734,479	1,303,858	14,675,434

Distributions reinvested	65,814	704,182	212,194	2,359,677

Redemptions	(1,278,084)	(13,759,272)	(1,872,377)	(21,015,050)

Net decrease	(957,944)	(10,320,611)	(356,325)	(3,979,939)

Class I shares

Subscriptions	429,815	4,698,406	2,658,847	29,770,254

Distributions reinvested	570,137	6,148,335	1,640,448	18,374,569

Redemptions	(4,235,134)	(46,663,589)	(2,958,838)	(34,134,866)

Net increase (decrease)	(3,235,182)	(35,816,848)	1,340,457	14,009,957

Class K shares

Subscriptions	—	—	79	900

Distributions reinvested	30	321	132	1,476

Redemptions	(1,345)	(14,773)	(95)	(1,067)

Net increase (decrease)	(1,315)	(14,452)	116	1,309

Class R shares

Subscriptions	311,459	3,375,792	710,740	8,025,976

Distributions reinvested	15,488	166,707	16,901	190,126

Redemptions	(138,035)	(1,488,566)	(149,869)	(1,687,429)

Net increase	188,912	2,053,933	577,772	6,528,673

Class R4 shares

Subscriptions	290,190	3,150,694	174,853	1,966,508

Distributions reinvested	5,653	61,131	8,460	95,008

Redemptions	(35,920)	(385,861)	(99,911)	(1,140,132)

Net increase	259,923	2,825,964	83,402	921,384

Class R5 shares

Subscriptions	583,050	6,263,311	2,962,781	33,740,533

Distributions reinvested	20,246	218,018	73,032	824,635

Redemptions	(712,300)	(7,669,190)	(3,270,212)	(37,510,652)

Net decrease	(109,004)	(1,187,861)	(234,399)	(2,945,484)

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2015

COLUMBIA EMERGING MARKETS BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)

Class W shares

Subscriptions	45,156	493,316	998,645	11,252,255

Distributions reinvested	30,082	321,043	311,383	3,479,229

Redemptions	(2,814,038)	(29,802,645)	(4,152,387)	(47,066,278)

Net decrease	(2,738,800)	(28,988,286)	(2,842,359)	(32,334,794)

Class Y shares

Subscriptions	72,130	786,444	35,680	409,400

Distributions reinvested	4,038	43,431	35,465	392,895

Redemptions	(14,069)	(152,464)	(750,506)	(8,327,428)

Net increase (decrease)	62,099	677,411	(679,361)	(7,525,133)

Class Z shares

Subscriptions	1,783,545	19,376,524	5,513,407	62,770,029

Distributions reinvested	186,466	2,008,367	510,023	5,712,404

Redemptions	(2,291,320)	(24,820,553)	(7,288,378)	(82,224,853)

Net decrease	(321,309)	(3,435,662)	(1,264,948)	(13,742,420)

Total net decrease	(7,860,707)	(84,975,607)	(7,181,498)	(81,418,355)

(a)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	19

COLUMBIA EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended April 30, 2015		Year Ended October 31,
Class A	(Unaudited)		2014		2013		2012	2011		2010
Per share data
Net asset value, beginning of period	$11.37		$11.59		$12.51		$11.33	$11.69		$10.35

Income from investment operations:

Net investment income	0.30		0.60		0.61		0.65	0.68		0.76

Net realized and unrealized gain (loss)	(0.41)		(0.18)		(0.86)		1.16	(0.29)		1.32

Total from investment operations	(0.11)		0.42		(0.25)		1.81	0.39		2.08

Less distributions to shareholders:

Net investment income	(0.22)		(0.49)		(0.59)		(0.63)	(0.75)		(0.74)

Net realized gains	(0.01)		(0.15)		(0.08)		—	—		—

Total distributions to shareholders	(0.23)		(0.64)		(0.67)		(0.63)	(0.75)		(0.74)

Net asset value, end of period	$11.03		$11.37		$11.59		$12.51	$11.33		$11.69

Total return	(0.90%)		3.84%		(2.12%)		16.51%	3.58%		20.75%

Ratios to average net assets(a)

Total gross expenses	1.17	%(b)	1.16%		1.13%		1.16%	1.35%		1.37%

Total net expenses(c)	1.17	%(b)	1.16	%(d)	1.13	%(d)	1.16%	1.28	%(d)	1.31%

Net investment income	5.65	%(b)	5.29%		5.00%		5.54%	5.91%		6.93%

Supplemental data

Net assets, end of period (in thousands)	$172,388		$188,935		$235,667		$284,818	$162,047		$76,725

Portfolio turnover	20%		42%		26%		21%	24%		38%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2015

COLUMBIA EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class B	(Unaudited)		2014		2013		2012	2011		2010
Per share data
Net asset value, beginning of period	$11.37		$11.59		$12.51		$11.32	$11.67		$10.34

Income from investment operations:

Net investment income	0.26		0.51		0.52		0.57	0.60		0.67

Net realized and unrealized gain (loss)	(0.41)		(0.18)		(0.86)		1.16	(0.30)		1.31

Total from investment operations	(0.15)		0.33		(0.34)		1.73	0.30		1.98

Less distributions to shareholders:

Net investment income	(0.18)		(0.40)		(0.50)		(0.54)	(0.65)		(0.65)

Net realized gains	(0.01)		(0.15)		(0.08)		—	—		—

Total distributions to shareholders	(0.19)		(0.55)		(0.58)		(0.54)	(0.65)		(0.65)

Net asset value, end of period	$11.03		$11.37		$11.59		$12.51	$11.32		$11.67

Total return	(1.27%)		3.07%		(2.85%)		15.73%	2.77%		19.76%

Ratios to average net assets(a)

Total gross expenses	1.92	%(b)	1.91%		1.88%		1.90%	2.22%		2.13%

Total net expenses(c)	1.92	%(b)	1.91	%(d)	1.88	%(d)	1.90%	2.04	%(d)	2.08%

Net investment income	4.90	%(b)	4.55%		4.25%		4.87%	5.27%		6.20%

Supplemental data

Net assets, end of period (in thousands)	$879		$1,083		$2,064		$2,908	$2,846		$3,569

Portfolio turnover	20%		42%		26%		21%	24%		38%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	21

COLUMBIA EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class C	(Unaudited)		2014		2013		2012	2011		2010
Per share data
Net asset value, beginning of period	$11.32		$11.54		$12.46		$11.30	$11.65		$10.32

Income from investment operations:

Net investment income	0.26		0.51		0.52		0.56	0.58		0.67

Net realized and unrealized gain (loss)	(0.41)		(0.18)		(0.86)		1.15	(0.26)		1.32

Total from investment operations	(0.15)		0.33		(0.34)		1.71	0.32		1.99

Less distributions to shareholders:

Net investment income	(0.18)		(0.40)		(0.50)		(0.55)	(0.67)		(0.66)

Net realized gains	(0.01)		(0.15)		(0.08)		—	—		—

Total distributions to shareholders	(0.19)		(0.55)		(0.58)		(0.55)	(0.67)		(0.66)

Net asset value, end of period	$10.98		$11.32		$11.54		$12.46	$11.30		$11.65

Total return	(1.28%)		3.08%		(2.85%)		15.55%	2.96%		19.87%

Ratios to average net assets(a)

Total gross expenses	1.92	%(b)	1.91%		1.88%		1.91%	2.03%		2.14%

Total net expenses(c)	1.92	%(b)	1.91	%(d)	1.88	%(d)	1.91%	2.02	%(d)	2.06%

Net investment income	4.89	%(b)	4.55%		4.28%		4.78%	5.11%		6.14%

Supplemental data

Net assets, end of period (in thousands)	$40,989		$53,086		$58,219		$45,979	$19,877		$3,622

Portfolio turnover	20%		42%		26%		21%	24%		38%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2015

COLUMBIA EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class I	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$11.38		$11.59	$12.51	$11.34	$11.69	$10.35

Income from investment operations:

Net investment income	0.33		0.66	0.67	0.72	0.73	0.77

Net realized and unrealized gain (loss)	(0.41)		(0.17)	(0.86)	1.14	(0.27)	1.35

Total from investment operations	(0.08)		0.49	(0.19)	1.86	0.46	2.12

Less distributions to shareholders:

Net investment income	(0.25)		(0.55)	(0.65)	(0.69)	(0.81)	(0.78)

Net realized gains	(0.01)		(0.15)	(0.08)	—	—	—

Total distributions to shareholders	(0.26)		(0.70)	(0.73)	(0.69)	(0.81)	(0.78)

Net asset value, end of period	$11.04		$11.38	$11.59	$12.51	$11.34	$11.69

Total return	(0.65%)		4.45%	(1.67%)	16.96%	4.18%	21.19%

Ratios to average net assets(a)

Total gross expenses	0.67	%(b)	0.66%	0.65%	0.68%	0.83%	0.92%

Total net expenses(c)	0.67	%(b)	0.66%	0.65%	0.68%	0.83%	0.92%

Net investment income	6.15	%(b)	5.81%	5.56%	6.11%	6.43%	7.13%

Supplemental data

Net assets, end of period (in thousands)	$247,575		$291,971	$281,985	$163,508	$146,569	$78,154

Portfolio turnover	20%		42%	26%	21%	24%	38%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	23

COLUMBIA EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class K	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$11.36		$11.58	$12.50	$11.31	$11.68	$10.35

Income from investment operations:

Net investment income	0.32		0.62	0.63	0.68	0.71	0.72

Net realized and unrealized gain (loss)	(0.41)		(0.18)	(0.86)	1.16	(0.31)	1.35

Total from investment operations	(0.09)		0.44	(0.23)	1.84	0.40	2.07

Less distributions to shareholders:

Net investment income	(0.23)		(0.51)	(0.61)	(0.65)	(0.77)	(0.74)

Net realized gains	(0.01)		(0.15)	(0.08)	—	—	—

Total distributions to shareholders	(0.24)		(0.66)	(0.69)	(0.65)	(0.77)	(0.74)

Net asset value, end of period	$11.03		$11.36	$11.58	$12.50	$11.31	$11.68

Total return	(0.71%)		4.05%	(1.97%)	16.87%	3.65%	20.75%

Ratios to average net assets(a)

Total gross expenses	0.97	%(b)	0.96%	0.95%	0.98%	1.17%	1.27%

Total net expenses(c)	0.97	%(b)	0.96%	0.95%	0.98%	1.13%	1.22%

Net investment income	5.83	%(b)	5.50%	5.16%	5.78%	6.18%	6.52%

Supplemental data

Net assets, end of period (in thousands)	$22		$37	$36	$72	$62	$124

Portfolio turnover	20%		42%	26%	21%	24%	38%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2015

COLUMBIA EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class R	(Unaudited)		2014		2013		2012(a)
Per share data
Net asset value, beginning of period	$11.37		$11.59		$12.50		$11.30

Income from investment operations:

Net investment income	0.29		0.57		0.58		0.58

Net realized and unrealized gain (loss)	(0.41)		(0.18)		(0.85)		1.23

Total from investment operations	(0.12)		0.39		(0.27)		1.81

Less distributions to shareholders:

Net investment income	(0.21)		(0.46)		(0.56)		(0.61)

Net realized gains	(0.01)		(0.15)		(0.08)		—

Total distributions to shareholders	(0.22)		(0.61)		(0.64)		(0.61)

Net asset value, end of period	$11.03		$11.37		$11.59		$12.50

Total return	(1.03%)		3.57%		(2.29%)		16.57%

Ratios to average net assets(b)

Total gross expenses	1.42	%(c)	1.41%		1.39%		1.42	%(c)

Total net expenses(d)	1.42	%(c)	1.41	%(e)	1.39	%(e)	1.42	%(c)

Net investment income	5.42	%(c)	5.07%		4.79%		5.15	%(c)

Supplemental data

Net assets, end of period (in thousands)	$11,994		$10,212		$3,711		$2,877

Portfolio turnover	20%		42%		26%		21%

Notes to Financial Highlights

(a)	Based on operations from November 16, 2011 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	25

COLUMBIA EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$11.38		$11.60		$12.57

Income from investment operations:

Net investment income	0.32		0.63		0.41

Net realized and unrealized loss	(0.41)		(0.18)		(0.98)

Total from investment operations	(0.09)		0.45		(0.57)

Less distributions to shareholders:

Net investment income	(0.23)		(0.52)		(0.40)

Net realized gains	(0.01)		(0.15)		—

Total distributions to shareholders	(0.24)		(0.67)		(0.40)

Net asset value, end of period	$11.05		$11.38		$11.60

Total return	(0.69%)		4.09%		(4.57%)

Ratios to average net assets(b)

Total gross expenses	0.91	%(c)	0.91%		0.92	%(c)

Total net expenses(d)	0.91	%(c)	0.91	%(e)	0.92	%(c)(e)

Net investment income	5.98	%(c)	5.54%		5.70	%(c)

Supplemental data

Net assets, end of period (in thousands)	$4,797		$1,985		$1,055

Portfolio turnover	20%		42%		26%

Notes to Financial Highlights

(a)	Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2015

COLUMBIA EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class R5	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$11.37		$11.59	$12.57

Income from investment operations:

Net investment income	0.33		0.65	0.64

Net realized and unrealized loss	(0.42)		(0.18)	(0.90)

Total from investment operations	(0.09)		0.47	(0.26)

Less distributions to shareholders:

Net investment income	(0.24)		(0.54)	(0.64)

Net realized gains	(0.01)		(0.15)	(0.08)

Total distributions to shareholders	(0.25)		(0.69)	(0.72)

Net asset value, end of period	$11.03		$11.37	$11.59

Total return	(0.67%)		4.31%	(2.19%)

Ratios to average net assets(b)

Total gross expenses	0.72	%(c)	0.70%	0.71	%(c)

Total net expenses(d)	0.72	%(c)	0.70%	0.71	%(c)

Net investment income	6.09	%(c)	5.67%	5.54	%(c)

Supplemental data

Net assets, end of period (in thousands)	$7,459		$8,928	$11,814

Portfolio turnover	20%		42%	26%

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	27

COLUMBIA EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class W	(Unaudited)		2014		2013		2012	2011		2010
Per share data
Net asset value, beginning of period	$11.36		$11.57		$12.49		$11.31	$11.68		$10.34

Income from investment operations:

Net investment income	0.31		0.60		0.61		0.66	0.68		0.75

Net realized and unrealized gain (loss)	(0.42)		(0.17)		(0.86)		1.15	(0.30)		1.32

Total from investment operations	(0.11)		0.43		(0.25)		1.81	0.38		2.07

Less distributions to shareholders:

Net investment income	(0.22)		(0.49)		(0.59)		(0.63)	(0.75)		(0.73)

Net realized gains	(0.01)		(0.15)		(0.08)		—	—		—

Total distributions to shareholders	(0.23)		(0.64)		(0.67)		(0.63)	(0.75)		(0.73)

Net asset value, end of period	$11.02		$11.36		$11.57		$12.49	$11.31		$11.68

Total return	(0.90%)		3.93%		(2.13%)		16.53%	3.47%		20.68%

Ratios to average net assets(a)

Total gross expenses	1.17	%(b)	1.16%		1.13%		1.15%	1.45%		1.37%

Total net expenses(c)	1.17	%(b)	1.16	%(d)	1.13	%(d)	1.15%	1.30	%(d)	1.37%

Net investment income	5.63	%(b)	5.26%		5.02%		5.63%	5.96%		6.93%

Supplemental data

Net assets, end of period (in thousands)	$378		$31,493		$64,994		$63,707	$67,886		$74,067

Portfolio turnover	20%		42%		26%		21%	24%		38%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

28	Semiannual Report 2015

COLUMBIA EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class Y	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$11.38		$11.59	$12.57

Income from investment operations:

Net investment income	0.33		0.65	0.65

Net realized and unrealized loss	(0.41)		(0.16)	(0.90)

Total from investment operations	(0.08)		0.49	(0.25)

Less distributions to shareholders:

Net investment income	(0.25)		(0.55)	(0.65)

Net realized gains	(0.01)		(0.15)	(0.08)

Total distributions to shareholders	(0.26)		(0.70)	(0.73)

Net asset value, end of period	$11.04		$11.38	$11.59

Total return	(0.65%)		4.46%	(2.14%)

Ratios to average net assets(b)

Total gross expenses	0.67	%(c)	0.65%	0.65	%(c)

Total net expenses(d)	0.67	%(c)	0.65%	0.65	%(c)

Net investment income	6.16	%(c)	5.83%	5.66	%(c)

Supplemental data

Net assets, end of period (in thousands)	$2,029		$1,384	$9,286

Portfolio turnover	20%		42%	26%

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	29

COLUMBIA EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class Z	(Unaudited)		2014		2013		2012	2011		2010(a)
Per share data
Net asset value, beginning of period	$11.37		$11.59		$12.51		$11.35	$11.69		$11.47

Income from investment operations:

Net investment income	0.32		0.63		0.64		0.68	0.68		0.07

Net realized and unrealized gain (loss)	(0.41)		(0.18)		(0.86)		1.14	(0.22)		0.24

Total from investment operations	(0.09)		0.45		(0.22)		1.82	0.46		0.31

Less distributions to shareholders:

Net investment income	(0.23)		(0.52)		(0.62)		(0.66)	(0.80)		(0.09)

Net realized gains	(0.01)		(0.15)		(0.08)		—	—		—

Total distributions to shareholders	(0.24)		(0.67)		(0.70)		(0.66)	(0.80)		(0.09)

Net asset value, end of period	$11.04		$11.37		$11.59		$12.51	$11.35		$11.69

Total return	(0.69%)		4.10%		(1.87%)		16.64%	4.16%		2.68%

Ratios to average net assets(b)

Total gross expenses	0.92	%(c)	0.91%		0.88%		0.91%	0.84%		1.32	%(c)

Total net expenses(d)	0.92	%(c)	0.91	%(e)	0.88	%(e)	0.91%	0.84	%(e)	0.97	%(c)

Net investment income	5.91	%(c)	5.55%		5.23%		5.72%	6.03%		7.36	%(c)

Supplemental data

Net assets, end of period (in thousands)	$100,789		$107,518		$124,223		$144,687	$35,902		$123

Portfolio turnover	20%		42%		26%		21%	24%		38%

Notes to Financial Highlights

(a)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

30	Semiannual Report 2015

COLUMBIA EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2015 (Unaudited)

Note 1. Organization

Columbia Emerging Markets Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund’s prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based

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COLUMBIA EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the New York Stock Exchange (NYSE). Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into

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COLUMBIA EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities and to shift investment exposure from one currency to another. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset

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COLUMBIA EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of April 30, 2015:

	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount ($)(b)
				Financial Instruments ($)(a)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	2,123,697	—	2,123,697	—	—	—	2,123,697

(a)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Represents the net amount due to counterparties in the event of default.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at April 30, 2015:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	119,609	*

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	2,123,697
Interest rate risk	Net assets — unrealized depreciation on futures contracts	132,000	*
Total		2,255,697

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

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COLUMBIA EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended April 30, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Foreign exchange risk	7,282,670	—	7,282,670
Interest rate risk	—	(3,027,864)	(3,027,864)
Total	7,282,670	(3,027,864)	4,254,806
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Foreign exchange risk	(1,977,567)	—	(1,977,567)
Interest rate risk	—	873,534	873,534
Total	(1,977,567)	873,534	(1,104,033)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended April 30, 2015:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	19,475,672
Futures contracts — Short	65,692,125

Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	1,059,999	(1,062,938)

*	Based on the ending quarterly outstanding amounts for the six months ended April 30, 2015.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net

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COLUMBIA EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the

Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.530% to 0.353% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended April 30, 2015 was 0.529% of the Fund’s average daily net assets.

The Investment Manager has entered into a personnel-sharing arrangement with its affiliate, Threadneedle Investments (Threadneedle). Threadneedle, like the Investment Manager, is a wholly-owned subsidiary of Ameriprise Financial and is an SEC-registered investment adviser. Pursuant to this arrangement, certain employees of Threadneedle serve as “associated persons” of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide research and related services, and discretionary investment management services (including acting as portfolio managers) to the Fund on behalf of the Investment Manager.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2015 was 0.07% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended April 30, 2015, other expenses paid by the Fund to this company were $1,136.

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COLUMBIA EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended April 30, 2015, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.25%
Class B	0.25
Class C	0.25
Class K	0.05
Class R	0.24
Class R4	0.23
Class R5	0.05
Class W	0.27
Class Z	0.25

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2015, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $124,000 and $287,000

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COLUMBIA EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of March 31, 2015, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $84,856 for Class A, $42 for Class B, and $6,857 for Class C shares for the six months ended April 30, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective March 1, 2015	Contractual Expense Cap Prior to March 1, 2015
Class A	1.21%	1.24%
Class B	1.96	1.99
Class C	1.96	1.99
Class I	0.76	0.80
Class K	1.06	1.10
Class R	1.46	1.49
Class R4	0.96	0.99
Class R5	0.81	0.85
Class W	1.21	1.24
Class Y	0.76	0.80
Class Z	0.96	0.99

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2015, the cost of investments for federal income tax purposes was approximately $610,465,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$21,244,000
Unrealized depreciation	(46,697,000)
Net unrealized depreciation	$(25,453,000)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $118,452,990 and $192,781,203, respectively, for the six months ended April 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund

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COLUMBIA EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At April 30, 2015, affiliated shareholders of record owned 61.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement permitted borrowings up to $500 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended April 30, 2015.

Note 9. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Semiannual Report 2015	39

COLUMBIA EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

High-Yield Securities Risk

Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

40	Semiannual Report 2015

COLUMBIA EMERGING MARKETS BOND FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Emerging Markets Bond Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

The Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement for a two-month period (Short-Term Period) in order to align the IMS Agreement with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that for purposes of approving the IMS Agreement for the Short-Term Period, the Fund’s performance was acceptable.

Semiannual Report 2015	41

COLUMBIA EMERGING MARKETS BOND FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund).

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. For purposes of approving the IMS Agreement for the Short-Term Period, the Board concluded that the investment management service fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the IMS Agreement for the Short-Term Period, the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the IMS Agreement for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

42	Semiannual Report 2015

COLUMBIA EMERGING MARKETS BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015	43

Columbia Emerging Markets Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR141_10_E01_(06/15)

SEMIANNUAL REPORT

April 30, 2015

COLUMBIA EUROPEAN EQUITY FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $506 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 12th largest manager of long-term mutual fund assets in the U.S.** and the 5th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams’ investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

*	In U.S. dollars as of March 31, 2015. Source: Ameriprise Q1 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies.

Contact us for more current data.

**	Source: ICI as of March 31, 2015 for Columbia Management Investment Advisers, LLC.
***	Source: Investment Association as of March 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Get the market insight you need from our investment experts

Connect with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers,

mutual fund commentary and more at columbiathreadneedle.com/us.

Columbia Threadneedle Investor Newsletter

(e-newsletter)

Read our award-winning* shareholder
newsletter. Our quarterly newsletter
is available online and provides timely
and relevant content about economic
trends, fund news, service enhancements and
changes. Sign up to receive the newsletter
electronically at columbiathreadneedle.com/
us/newsletter.

Investment videos

Get analysis of current events and trends that may affect your investments.
Visit our online video library to watch and discover what our thought leaders are saying about the financial markets and economy.

Social media We offer you multiple ways to access our market commentary and investment insights.

■	Perspectives blog at columbiathreadneedle.com/us

Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■	twitter.com/CTinvest_US

Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

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*	Columbia Threadneedle Investor Newsletter was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications in 2011, 2012 and 2013. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

Not part of the shareholder report

PRESIDENT’S MESSAGE

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the “About Us” tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

■	Fund and strategy names

■	Established investment teams, philosophies and processes

■	Account services, features, servicing phone numbers and mailing addresses

■	Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children’s education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

* Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA EUROPEAN EQUITY FUND

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA EUROPEAN EQUITY FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia European Equity Fund (the Fund) Class A shares returned 7.63% excluding sales charges for the six-month period that ended April 30, 2015.

■	The Fund outperformed its benchmark, the MSCI Europe Index (Net), which returned 6.04% for the same six months.

Average Annual Total Returns (%) (for period ended April 30, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	06/26/00
Excluding sales charges		7.63	-1.46	10.44	8.33
Including sales charges		1.44	-7.13	9.15	7.69
Class B	06/26/00
Excluding sales charges		7.28	-2.25	9.62	7.51
Including sales charges		2.28	-6.94	9.34	7.51
Class C	06/26/00
Excluding sales charges		7.24	-2.17	9.64	7.52
Including sales charges		6.24	-3.11	9.64	7.52
Class I	07/15/04	7.97	-1.11	11.11	8.90
Class K	06/26/00	7.82	-1.30	10.66	8.61
Class R4*	01/08/14	7.94	-1.19	10.53	8.37
Class R5*	01/08/14	7.90	-1.04	10.56	8.39
Class W*	06/18/12	7.83	-1.30	10.45	8.33
Class Z*	09/27/10	7.79	-1.19	10.79	8.50
MSCI Europe Index (Net)		6.04	-3.23	7.88	5.62

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The MSCI Europe Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets in Europe.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Europe Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2015

COLUMBIA EUROPEAN EQUITY FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at April 30, 2015)
Bayer AG, Registered Shares (Germany)	3.7
Novo Nordisk A/S, Class B (Denmark)	3.4
Roche Holding AG, Genusschein Shares (Switzerland)	3.3
ING Groep NV-CVA (Netherlands)	3.1
UBS AG (Switzerland)	3.0
Novartis AG, Registered Shares (Switzerland)	2.9
ASML Holding NV (Netherlands)	2.5
Prudential PLC (United Kingdom)	2.5
BT Group PLC (United Kingdom)	2.3
Unilever PLC (United Kingdom)	2.2

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at April 30, 2015)
Common Stocks	98.9
Consumer Discretionary	18.8
Consumer Staples	8.8
Energy	3.0
Financials	21.4
Health Care	17.2
Industrials	14.7
Information Technology	5.0
Materials	7.0
Telecommunication Services	3.0
Money Market Funds	0.1
Preferred Stocks	1.0
Consumer Discretionary	1.0
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Threadneedle International Limited

Daniel Ison

Ann Steele

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2015	3

COLUMBIA EUROPEAN EQUITY FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Country Breakdown (%) (at April 30, 2015)
Belgium	3.7
Denmark	5.4
Finland	2.2
France	13.6
Germany	11.9
Ireland	2.8
Italy	1.4
Netherlands	8.4
Norway	1.2
Spain	4.6
Sweden	2.9
Switzerland	13.9
United Kingdom	27.9
United States(a)	0.1
Total	100.0

Country Breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

4	Semiannual Report 2015

COLUMBIA EUROPEAN EQUITY FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2014 – April 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,076.30	1,017.95	7.10	6.90	1.38
Class B	1,000.00	1,000.00	1,072.80	1,014.23	10.95	10.64	2.13
Class C	1,000.00	1,000.00	1,072.40	1,014.23	10.94	10.64	2.13
Class I	1,000.00	1,000.00	1,079.70	1,020.18	4.80	4.66	0.93
Class K	1,000.00	1,000.00	1,078.20	1,018.79	6.23	6.06	1.21
Class R4	1,000.00	1,000.00	1,079.40	1,019.14	5.88	5.71	1.14
Class R5	1,000.00	1,000.00	1,079.00	1,019.84	5.15	5.01	1.00
Class W	1,000.00	1,000.00	1,078.30	1,017.95	7.11	6.90	1.38
Class Z	1,000.00	1,000.00	1,077.90	1,019.24	5.77	5.61	1.12

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2015	5

COLUMBIA EUROPEAN EQUITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.3%
Issuer	Shares	Value ($)
BELGIUM 3.7%

Anheuser-Busch InBev NV	76,486	9,312,043

KBC Groep NV(a)	84,678	5,571,244

UCB SA	63,465	4,571,565

Total		19,454,852

DENMARK 5.4%

Novo Nordisk A/S, Class B	315,921	17,992,628

Pandora A/S	102,388	10,617,057

Total		28,609,685

FINLAND 2.2%

KONE OYJ, Class B	173,420	7,460,811

Nokia OYJ	654,441	4,415,797

Total		11,876,608

FRANCE 13.5%

Airbus Group NV	99,949	6,926,679

Bureau Veritas SA	234,063	5,511,618

Essilor International SA	42,068	5,125,148

Groupe Eurotunnel SE	569,934	9,137,499

Iliad SA	15,935	3,763,711

L’Oreal SA	54,992	10,494,721

Legrand SA	164,381	9,504,964

Publicis Groupe SA	80,194	6,725,916

Schneider Electric SE	90,029	6,729,526

Vivendi SA	329,018	8,248,055

Total		72,167,837

GERMANY 10.8%

Bayer AG, Registered Shares	137,064	19,727,977

Bayerische Motoren Werke AG	43,566	5,139,247

Brenntag AG	153,539	9,212,443

Continental AG	39,781	9,322,868

Fresenius Medical Care AG & Co. KGaA	56,959	4,786,930

ProSiebenSat.1 Media AG, Registered Shares	103,424	5,287,779

TUI AG	234,661	4,374,293

Total		57,851,537

IRELAND 2.8%

Bank of Ireland(a)	11,402,723	4,407,992

CRH PLC	370,431	10,351,124

Total		14,759,116

Common Stocks (continued)
Issuer	Shares	Value ($)
ITALY 1.4%

Intesa Sanpaolo SpA	2,221,449	7,462,964

NETHERLANDS 8.4%

Akzo Nobel NV	84,723	6,482,475

ASML Holding NV	125,525	13,508,117

ING Groep NV-CVA(a)	1,069,765	16,411,856

Reed Elsevier NV	337,054	8,128,873

Total		44,531,321

NORWAY 1.2%

DNB ASA	363,930	6,476,569

SPAIN 4.5%

Amadeus IT Holding SA, Class A	182,690	8,327,366

Ferrovial SA	370,463	8,401,334

Inditex SA	232,274	7,453,458

Total		24,182,158

SWEDEN 2.8%

Nordea Bank AB	582,116	7,395,871

Svenska Handelsbanken AB, Class A	166,932	7,705,409

Total		15,101,280

SWITZERLAND 13.8%

Cie Financiere Richemont SA, Class A, Registered Shares	85,391	7,611,152

Nestlé SA, Registered Shares	130,138	10,096,655

Novartis AG, Registered Shares	149,988	15,309,604

Roche Holding AG, Genusschein Shares	60,395	17,282,337

Sika AG	2,148	7,372,681

UBS AG	804,379	16,069,348

Total		73,741,777

UNITED KINGDOM 27.8%

Ashtead Group PLC	509,826	8,742,283

British American Tobacco PLC	91,992	5,054,374

BT Group PLC	1,731,371	12,075,599

Burberry Group PLC	195,778	5,219,246

IMI PLC	10,436	199,981

InterContinental Hotels Group PLC	174,384	7,457,620

John Wood Group PLC	493,880	5,203,740

Johnson Matthey PLC	115,123	5,886,103

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2015

COLUMBIA EUROPEAN EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Legal & General Group PLC	2,328,542	9,256,135

London Stock Exchange Group PLC	233,908	9,104,964

Pearson PLC	287,693	5,813,954

Persimmon PLC	326,310	8,472,422

Prudential PLC	523,809	13,041,554

Rio Tinto PLC	157,701	7,057,292

Royal Dutch Shell PLC, Class A	334,646	10,551,475

Schroders PLC	84,817	4,206,782

Smith & Nephew PLC	382,117	6,503,406

St. James’s Place PLC	476,604	6,501,215

Unilever PLC	264,894	11,611,493

Wolseley PLC	104,863	6,202,058

Total		148,161,696

Total Common Stocks
(Cost: $460,057,010)		524,377,400

Preferred Stocks 1.0%
Issuer	Shares	Value ($)
Germany 1.0%

Volkswagen AG	20,938	5,390,399

Total Preferred Stocks
(Cost: $5,273,082)		5,390,399

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.111%(b)(c)	707,526	707,526

Total Money Market Funds
(Cost: $707,526)		707,526

Total Investments
(Cost: $466,037,618)		530,475,325

Other Assets & Liabilities, Net		3,134,522

Net Assets		533,609,847

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at April 30, 2015.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	26,229,310	81,751,642	(107,273,426)	707,526	1,554	707,526

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	7

COLUMBIA EUROPEAN EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	—	99,871,939	—	99,871,939

Consumer Staples	—	46,569,286	—	46,569,286

Energy	—	15,755,215	—	15,755,215

Financials	—	113,611,903	—	113,611,903

Health Care	—	91,299,594	—	91,299,594

Industrials	—	78,029,196	—	78,029,196

Information Technology	—	26,251,281	—	26,251,281

Materials	—	37,149,675	—	37,149,675

Telecommunication Services	—	15,839,311	—	15,839,311

Preferred Stocks

Consumer Discretionary	—	5,390,399	—	5,390,399

Total Equity Securities	—	529,767,799	—	529,767,799

Mutual Funds

Money Market Funds	707,526	—	—	707,526

Total Mutual Funds	707,526	—	—	707,526

Total	707,526	529,767,799	—	530,475,325

See the Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2015

COLUMBIA EUROPEAN EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	9

COLUMBIA EUROPEAN EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2015 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $465,330,092)	$529,767,799

Affiliated issuers (identified cost $707,526)	707,526

Total investments (identified cost $466,037,618)	530,475,325

Foreign currency (identified cost $49,002)	49,002

Receivable for:

Investments sold	366,576

Capital shares sold	1,003,032

Dividends	2,061,471

Reclaims	1,216,830

Prepaid expenses	1,066

Other assets	16,781

Total assets	535,190,083

Liabilities

Payable for:

Capital shares purchased	1,440,908

Investment management fees	11,475

Distribution and/or service fees	1,956

Transfer agent fees	56,943

Administration fees	1,165

Compensation of board members	26,137

Other expenses	41,652

Total liabilities	1,580,236

Net assets applicable to outstanding capital stock	$533,609,847

Represented by

Paid-in capital	$463,199,968

Undistributed net investment income	3,442,043

Accumulated net realized gain	2,557,513

Unrealized appreciation (depreciation) on:

Investments	64,437,707

Foreign currency translations	(27,384)

Total — representing net assets applicable to outstanding capital stock	$533,609,847

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2015

COLUMBIA EUROPEAN EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

April 30, 2015 (Unaudited)

Class A

Net assets	$174,604,986

Shares outstanding	24,139,061

Net asset value per share	$7.23

Maximum offering price per share(a)	$7.67

Class B

Net assets	$1,395,190

Shares outstanding	194,274

Net asset value per share	$7.18

Class C

Net assets	$26,850,235

Shares outstanding	3,802,666

Net asset value per share	$7.06

Class I

Net assets	$253,559,812

Shares outstanding	34,964,074

Net asset value per share	$7.25

Class K

Net assets	$3,762

Shares outstanding	522

Net asset value per share	$7.21

Class R4

Net assets	$5,269,378

Shares outstanding	731,207

Net asset value per share	$7.21

Class R5

Net assets	$156,907

Shares outstanding	21,635

Net asset value per share	$7.25

Class W

Net assets	$2,346

Shares outstanding	326

Net asset value per share(b)	$7.21

Class Z

Net assets	$71,767,231

Shares outstanding	9,959,066

Net asset value per share	$7.21

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	11

COLUMBIA EUROPEAN EQUITY FUND

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2015 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$7,718,440

Dividends — affiliated issuers	1,554

Foreign taxes withheld	(942,045)

Total income	6,777,949

Expenses:

Investment management fees	2,154,764

Distribution and/or service fees

Class A	194,241

Class B	6,987

Class C	124,006

Class W	3

Transfer agent fees

Class A	153,554

Class B	1,380

Class C	24,496

Class K	3

Class R4	2,624

Class R5	17

Class W	2

Class Z	103,470

Administration fees	218,576

Plan administration fees

Class K	13

Compensation of board members	9,396

Custodian fees	38,889

Printing and postage fees	23,851

Registration fees	67,077

Professional fees	31,131

Line of credit interest expense	1,247

Other	8,124

Total expenses	3,163,851

Net investment income	3,614,098

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	9,167,057

Foreign currency translations	(193,060)

Net realized gain	8,973,997

Net change in unrealized appreciation (depreciation) on:

Investments	28,809,186

Foreign currency translations	22,110

Net change in unrealized appreciation	28,831,296

Net realized and unrealized gain	37,805,293

Net increase in net assets resulting from operations	$41,419,391

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2015

COLUMBIA EUROPEAN EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations

Net investment income	$3,614,098	$11,002,786

Net realized gain	8,973,997	28,974,368

Net change in unrealized appreciation (depreciation)	28,831,296	(58,354,253)

Net increase (decrease) in net assets resulting from operations	41,419,391	(18,377,099)

Distributions to shareholders

Net investment income

Class A	(2,600,430)	(914,336)

Class B	(13,264)	(2,962)

Class C	(244,671)	(35,650)

Class I	(5,805,350)	(2,848,859)

Class K	(212)	(123)

Class R4	(58,744)	—

Class R5	(1,176)	—

Class W	(40)	(26)

Class Z	(2,295,832)	(1,004,051)

Net realized gains

Class A	(4,532,653)	(4,599,973)

Class B	(42,360)	(62,148)

Class C	(790,300)	(664,654)

Class I	(7,928,441)	(9,618,553)

Class K	(339)	(522)

Class R4	(88,770)	—

Class R5	(1,654)	—

Class W	(69)	(136)

Class Z	(3,469,337)	(4,041,339)

Total distributions to shareholders	(27,873,642)	(23,793,332)

Increase (decrease) in net assets from capital stock activity	(57,086,440)	132,655,875

Total increase (decrease) in net assets	(43,540,691)	90,485,444

Net assets at beginning of period	577,150,538	486,665,094

Net assets at end of period	$533,609,847	$577,150,538

Undistributed net investment income	$3,442,043	$10,847,664

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	13

COLUMBIA EUROPEAN EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(b)	4,664,459	32,848,252	15,607,418	118,365,491

Distributions reinvested	1,036,066	7,014,164	728,683	5,377,680

Redemptions	(4,787,130)	(33,403,009)	(6,478,273)	(47,333,225)

Net increase	913,395	6,459,407	9,857,828	76,409,946

Class B shares

Subscriptions	33,569	234,033	126,778	957,549

Distributions reinvested	8,253	55,623	8,594	63,168

Redemptions(b)	(67,684)	(467,864)	(123,861)	(915,084)

Net increase (decrease)	(25,862)	(178,208)	11,511	105,633

Class C shares

Subscriptions	700,065	4,828,584	2,982,555	22,128,570

Distributions reinvested	139,556	925,254	81,627	590,161

Redemptions	(867,172)	(5,819,012)	(1,042,180)	(7,291,284)

Net increase (decrease)	(27,551)	(65,174)	2,022,002	15,427,447

Class I shares

Subscriptions	89,899	607,615	8,127,361	60,387,068

Distributions reinvested	2,025,614	13,733,661	1,686,999	12,466,922

Redemptions	(5,234,880)	(37,287,996)	(6,515,570)	(49,769,113)

Net increase (decrease)	(3,119,367)	(22,946,720)	3,298,790	23,084,877

Class K shares

Subscriptions	340	2,351	113	849

Distributions reinvested	65	436	59	434

Redemptions	(1,628)	(11,553)	(270)	(2,100)

Net decrease	(1,223)	(8,766)	(98)	(817)

Class R4 shares

Subscriptions	733,142	5,248,785	7,495	57,593

Distributions reinvested	21,869	147,398	—	—

Redemptions	(31,299)	(213,952)	—	—

Net increase	723,712	5,182,231	7,495	57,593

Class R5 shares

Subscriptions	15,207	107,445	7,086	54,580

Distributions reinvested	400	2,711	—	—

Redemptions	(1,058)	(7,447)	—	(1)

Net increase	14,549	102,709	7,086	54,579

Class W shares

Redemptions	—	—	(154)	(1,200)

Net (decrease)	—	—	(154)	(1,200)

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2015

COLUMBIA EUROPEAN EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)

Class Z shares

Subscriptions	1,544,796	10,547,022	8,916,412	66,694,072

Distributions reinvested	809,337	5,454,932	638,196	4,690,740

Redemptions	(8,847,199)	(61,633,873)	(7,314,999)	(53,866,995)

Net increase (decrease)	(6,493,066)	(45,631,919)	2,239,609	17,517,817

Total net increase (decrease)	(8,015,413)	(57,086,440)	17,444,069	132,655,875

(a)	Class R4 and Class R5 shares are based on operations from January 8, 2014 (commencement of operations) through the stated period end.

(b)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	15

COLUMBIA EUROPEAN EQUITY FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended April 30, 2015		Year Ended October 31,
Class A	(Unaudited)		2014	2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$7.05		$7.55	$5.94		$5.47		$5.80		$4.86

Income from investment operations:

Net investment income	0.04		0.13	0.07		0.08		0.05		0.03

Net realized and unrealized gain (loss)	0.47		(0.29)	1.66		0.40		(0.35)		0.98

Total from investment operations	0.51		(0.16)	1.73		0.48		(0.30)		1.01

Less distributions to shareholders:

Net investment income	(0.12)		(0.06)	(0.09)		(0.01)		(0.03)		(0.07)

Net realized gains	(0.21)		(0.28)	(0.03)		—		—		—

Total distributions to shareholders	(0.33)		(0.34)	(0.12)		(0.01)		(0.03)		(0.07)

Net asset value, end of period	$7.23		$7.05	$7.55		$5.94		$5.47		$5.80

Total return	7.63%		(2.33%)	29.57%		8.88%		(5.25%)		21.14%

Ratios to average net assets(a)

Total gross expenses	1.38	%(b)(c)	1.37%	1.42%		1.54	%(c)	1.55%		1.67%

Total net expenses(d)	1.38	%(b)(c)	1.37%	1.42	%(e)	1.52	%(c)(e)	1.51	%(e)	1.41%

Net investment income	1.23	%(b)	1.74%	1.03%		1.42%		0.84%		0.63%

Supplemental data

Net assets, end of period (in thousands)	$174,605		$163,706	$100,943		$52,850		$60,295		$69,831

Portfolio turnover	25%		64%	73%		126%		121%		115%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Ratios include line of credit interest expense which is less than 0.01%.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2015

COLUMBIA EUROPEAN EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class B	(Unaudited)		2014	2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$6.97		$7.48	$5.87		$5.44		$5.78		$4.83

Income from investment operations:

Net investment income (loss)	0.01		0.07	0.03		0.04		0.01		(0.00	)(a)

Net realized and unrealized gain (loss)	0.48		(0.28)	1.64		0.39		(0.35)		0.97

Total from investment operations	0.49		(0.21)	1.67		0.43		(0.34)		0.97

Less distributions to shareholders:

Net investment income	(0.07)		(0.02)	(0.03)		—		—		(0.02)

Net realized gains	(0.21)		(0.28)	(0.03)		—		—		—

Total distributions to shareholders	(0.28)		(0.30)	(0.06)		—		—		(0.02)

Net asset value, end of period	$7.18		$6.97	$7.48		$5.87		$5.44		$5.78

Total return	7.28%		(3.06%)	28.59%		7.90%		(5.88%)		20.10%

Ratios to average net assets(b)

Total gross expenses	2.13	%(c)(d)	2.11%	2.18%		2.28	%(d)	2.30%		2.41%

Total net expenses(e)	2.13	%(c)(d)	2.11%	2.18	%(f)	2.27	%(d)(f)	2.26	%(f)	2.16%

Net investment income (loss)	0.38	%(c)	0.97%	0.42%		0.78%		0.15%		(0.06%)

Supplemental data

Net assets, end of period (in thousands)	$1,395		$1,535	$1,561		$1,492		$2,382		$4,051

Portfolio turnover	25%		64%	73%		126%		121%		115%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	17

COLUMBIA EUROPEAN EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class C	(Unaudited)		2014	2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$6.86		$7.37	$5.82		$5.39		$5.72		$4.81

Income from investment operations:

Net investment income (loss)	0.01		0.07	(0.00	)(a)	0.04		0.01		(0.01)

Net realized and unrealized gain (loss)	0.47		(0.28)	1.64		0.39		(0.34)		0.96

Total from investment operations	0.48		(0.21)	1.64		0.43		(0.33)		0.95

Less distributions to shareholders:

Net investment income	(0.07)		(0.02)	(0.06)		—		—		(0.04)

Net realized gains	(0.21)		(0.28)	(0.03)		—		—		—

Total distributions to shareholders	(0.28)		(0.30)	(0.09)		—		—		(0.04)

Net asset value, end of period	$7.06		$6.86	$7.37		$5.82		$5.39		$5.72

Total return	7.24%		(3.08%)	28.58%		7.98%		(5.77%)		19.96%

Ratios to average net assets(b)

Total gross expenses	2.13	%(c)(d)	2.12%	2.15%		2.31	%(d)	2.29%		2.43%

Total net expenses(e)	2.13	%(c)(d)	2.12%	2.15	%(f)	2.27	%(d)(f)	2.26	%(f)	2.17%

Net investment income (loss)	0.41	%(c)	1.00%	(0.05%)		0.72%		0.11%		(0.10%)

Supplemental data

Net assets, end of period (in thousands)	$26,850		$26,264	$13,322		$2,106		$1,274		$1,406

Portfolio turnover	25%		64%	73%		126%		121%		115%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2015

COLUMBIA EUROPEAN EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class I	(Unaudited)		2014	2013	2012		2011	2010
Per share data
Net asset value, beginning of period	$7.08		$7.58	$5.96	$5.50		$5.80	$4.86

Income from investment operations:

Net investment income	0.05		0.15	0.11	0.10		0.11	0.05

Net realized and unrealized gain (loss)	0.49		(0.28)	1.66	0.41		(0.36)	0.98

Total from investment operations	0.54		(0.13)	1.77	0.51		(0.25)	1.03

Less distributions to shareholders:

Net investment income	(0.16)		(0.09)	(0.12)	(0.05)		(0.05)	(0.09)

Net realized gains	(0.21)		(0.28)	(0.03)	—		—	—

Total distributions to shareholders	(0.37)		(0.37)	(0.15)	(0.05)		(0.05)	(0.09)

Net asset value, end of period	$7.25		$7.08	$7.58	$5.96		$5.50	$5.80

Total return	7.97%		(1.96%)	30.29%	9.36%		(4.36%)	21.61%

Ratios to average net assets(a)

Total gross expenses	0.93	%(b)(c)	0.92%	0.93%	0.97	%(c)	1.00%	1.14%

Total net expenses(d)	0.93	%(b)(c)	0.92%	0.93%	0.97	%(c)	1.00%	0.96%

Net investment income	1.57	%(b)	2.04%	1.65%	1.86%		1.83%	1.07%

Supplemental data

Net assets, end of period (in thousands)	$253,560		$269,774	$263,736	$236,735		$319,236	$8

Portfolio turnover	25%		64%	73%	126%		121%	115%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Ratios include line of credit interest expense which is less than 0.01%.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	19

COLUMBIA EUROPEAN EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class K	(Unaudited)		2014	2013	2012		2011	2010
Per share data
Net asset value, beginning of period	$7.03		$7.54	$5.93	$5.47		$5.79	$4.86

Income from investment operations:

Net investment income	0.04		0.13	0.08	0.08		0.06	0.04

Net realized and unrealized gain (loss)	0.49		(0.29)	1.67	0.41		(0.34)	0.97

Total from investment operations	0.53		(0.16)	1.75	0.49		(0.28)	1.01

Less distributions to shareholders:

Net investment income	(0.14)		(0.07)	(0.11)	(0.03)		(0.04)	(0.08)

Net realized gains	(0.21)		(0.28)	(0.03)	—		—	—

Total distributions to shareholders	(0.35)		(0.35)	(0.14)	(0.03)		(0.04)	(0.08)

Net asset value, end of period	$7.21		$7.03	$7.54	$5.93		$5.47	$5.79

Total return	7.82%		(2.33%)	29.93%	9.08%		(4.93%)	21.08%

Ratios to average net assets(a)

Total gross expenses	1.21	%(b)(c)	1.22%	1.23%	1.27	%(c)	1.32%	1.49%

Total net expenses(d)	1.21	%(b)(c)	1.22%	1.23%	1.27	%(c)	1.26%	1.27%

Net investment income	1.17	%(b)	1.74%	1.21%	1.43%		1.08%	0.79%

Supplemental data

Net assets, end of period (in thousands)	$4		$12	$14	$17		$27	$25

Portfolio turnover	25%		64%	73%	126%		121%	115%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Ratios include line of credit interest expense which is less than 0.01%.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2015

COLUMBIA EUROPEAN EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

Class R4	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014(a)
Per share data
Net asset value, beginning of period	$7.03		$7.59

Income from investment operations:

Net investment income	0.07		0.10

Net realized and unrealized gain (loss)	0.46		(0.66)

Total from investment operations	0.53		(0.56)

Less distributions to shareholders:

Net investment income	(0.14)		—

Net realized gains	(0.21)		—

Total distributions to shareholders	(0.35)		—

Net asset value, end of period	$7.21		$7.03

Total return	7.94%		(7.38%)

Ratios to average net assets(b)

Total gross expenses	1.14	%(c)(d)	1.12	%(c)

Total net expenses(e)	1.14	%(c)(d)	1.12	%(c)

Net investment income	2.04	%(c)	1.69	%(c)

Supplemental data

Net assets, end of period (in thousands)	$5,269		$53

Portfolio turnover	25%		64%

Notes to Financial Highlights

(a)	Based on operations from January 8, 2014 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	21

COLUMBIA EUROPEAN EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

Class R5	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014(a)
Per share data
Net asset value, beginning of period	$7.08		$7.63

Income from investment operations:

Net investment income	0.08		0.09

Net realized and unrealized gain (loss)	0.45		(0.64)

Total from investment operations	0.53		(0.55)

Less distributions to shareholders:

Net investment income	(0.15)		—

Net realized gains	(0.21)		—

Total distributions to shareholders	(0.36)		—

Net asset value, end of period	$7.25		$7.08

Total return	7.90%		(7.21%)

Ratios to average net assets(b)

Total gross expenses	1.00	%(c)(d)	0.98	%(c)

Total net expenses(e)	1.00	%(c)(d)	0.98	%(c)

Net investment income	2.21	%(c)	1.51	%(c)

Supplemental data

Net assets, end of period (in thousands)	$157		$50

Portfolio turnover	25%		64%

Notes to Financial Highlights

(a)	Based on operations from January 8, 2014 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2015

COLUMBIA EUROPEAN EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class W	(Unaudited)		2014	2013		2012(a)
Per share data
Net asset value, beginning of period	$7.02		$7.52	$5.94		$5.21

Income from investment operations:

Net investment income	0.04		0.12	0.07		0.00	(b)

Net realized and unrealized gain (loss)	0.49		(0.28)	1.65		0.73

Total from investment operations	0.53		(0.16)	1.72		0.73

Less distributions to shareholders:

Net investment income	(0.13)		(0.06)	(0.11)		—

Net realized gains	(0.21)		(0.28)	(0.03)		—

Total distributions to shareholders	(0.34)		(0.34)	(0.14)		—

Net asset value, end of period	$7.21		$7.02	$7.52		$5.94

Total return	7.83%		(2.37%)	29.42%		14.01%

Ratios to average net assets(c)

Total gross expenses	1.38	%(d)(e)	1.35%	1.46%		1.64	%(d)

Total net expenses(f)	1.38	%(d)(e)	1.35%	1.46	%(g)	1.52	%(d)

Net investment income	1.18	%(d)	1.62%	1.09%		0.11	%(d)

Supplemental data

Net assets, end of period (in thousands)	$2		$2	$4		$3

Portfolio turnover	25%		64%	73%		126%

Notes to Financial Highlights

(a)	Based on operations from June 18, 2012 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which is less than 0.01%.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	23

COLUMBIA EUROPEAN EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class Z	(Unaudited)		2014	2013		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$7.04		$7.53	$5.94		$5.49		$5.80		$5.52

Income from investment operations:

Net investment income	0.04		0.14	0.09		0.02		0.10		0.00	(b)

Net realized and unrealized gain (loss)	0.48		(0.28)	1.65		0.47		(0.36)		0.28

Total from investment operations	0.52		(0.14)	1.74		0.49		(0.26)		0.28

Less distributions to shareholders:

Net investment income	(0.14)		(0.07)	(0.12)		(0.04)		(0.05)		—

Net realized gains	(0.21)		(0.28)	(0.03)		—		—		—

Total distributions to shareholders	(0.35)		(0.35)	(0.15)		(0.04)		(0.05)		—

Net asset value, end of period	$7.21		$7.04	$7.53		$5.94		$5.49		$5.80

Total return	7.79%		(2.01%)	29.83%		9.09%		(4.57%)		5.07%

Ratios to average net assets(c)

Total gross expenses	1.12	%(d)(e)	1.12%	1.17%		1.49	%(e)	1.24%		1.96	%(d)

Total net expenses(f)	1.12	%(d)(e)	1.12%	1.17	%(g)	1.27	%(e)(g)	1.24	%(g)	1.27	%(d)

Net investment income	1.02	%(d)	1.92%	1.34%		0.34%		1.72%		0.12	%(d)

Supplemental data

Net assets, end of period (in thousands)	$71,767		$115,755	$107,086		$60,380		$70		$3

Portfolio turnover	25%		64%	73%		126%		121%		115%

Notes to Financial Highlights

(a)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which is less than 0.01%.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2015

COLUMBIA EUROPEAN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2015 (Unaudited)

Note 1. Organization

Columbia European Equity Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R4, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services —Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Semiannual Report 2015	25

COLUMBIA EUROPEAN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

26	Semiannual Report 2015

COLUMBIA EUROPEAN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.80% to 0.57% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended April 30, 2015 was 0.78% of the Fund’s average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and wholly-owned subsidiary of Ameriprise Financial, to serve as the subadviser to the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund’s assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2015 was 0.08% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended April 30, 2015, other expenses paid by the Fund to this company were $1,073.

Semiannual Report 2015	27

COLUMBIA EUROPEAN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agency fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended April 30, 2015, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class K	0.05
Class R4	0.20
Class R5	0.05
Class W	0.20
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2015, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $226,000 and $147,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of March 31, 2015, and may be recovered from future payments under the distribution plan or

28	Semiannual Report 2015

COLUMBIA EUROPEAN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $388,974 for Class A, $264 for Class B and $1,690 for Class C shares for the six months ended April 30, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective March 1, 2015	Contractual Expense Cap Prior to March 1, 2015
Class A	1.50%	1.49%
Class B	2.25	2.24
Class C	2.25	2.24
Class I	1.11	1.09
Class K	1.41	1.39
Class R4	1.25	1.24
Class R5	1.16	1.14
Class W	1.50	1.49
Class Z	1.25	1.24

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2015, the cost of investments for federal income tax purposes was approximately $466,038,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$72,314,000
Unrealized depreciation	(7,876,000)
Net unrealized appreciation	$64,438,000

The following capital loss carryforwards, determined as of October 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	4,368,227

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $136,871,189 and $215,522,782, respectively, for the six months ended April 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is

Semiannual Report 2015	29

COLUMBIA EUROPEAN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At April 30, 2015, affiliated shareholders of record owned 76.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement permitted borrowings up to $500 million under the same terms and interest rates as described above.

For the six months ended April 30, 2015, the average daily loan balance outstanding on days when borrowing existed was $9,550,000 at a weighted average interest rate of 1.18%. Interest expense incurred by the Fund is recorded as line of credit interest expense in the Statement of Operations.

Note 9. Significant Risks

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Financial Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the financial sector than if it were invested in a wider variety of companies in unrelated sectors.

Geographic Concentration Risk

Because the Fund concentrates its investments in Europe, the Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. In addition, the private and public sectors’ debt problems of a single EU country can pose significant economic risks to the EU as a whole. As a result, the Fund may be more volatile than a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

30	Semiannual Report 2015

COLUMBIA EUROPEAN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015	31

COLUMBIA EUROPEAN EQUITY FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND

SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia European Equity Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Threadneedle International Limited (the Subadviser), an affiliate of Columbia Management, the Subadviser has provided portfolio management and related services for the Fund.

The Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements) for a two-month period (Short-Term Period) in order to align the Advisory Agreements with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management. The Board took into account the information it received and reviewed concerning Columbia Management’s ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account the Subadviser oversight structure and the Columbia Management team dedicated thereto as well as the contemplated enhancements to the team and its resources. The Board also noted the information it received concerning Columbia Management’s ability to retain its key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

32	Semiannual Report 2015

COLUMBIA EUROPEAN EQUITY FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND

SUBADVISORY AGREEMENTS (continued)

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement for the Short-Term Period. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement for the Short-Term Period. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below), as well as the Investment Manager’s recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser the Board concluded that the services being performed under the Subadvisory Agreement were acceptable for purposes of renewal for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. Additionally, the Board reviewed the performance of the Subadviser and Columbia Management’s process for monitoring the Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser. The Board observed that for purposes of approving the Advisory Agreements for the Short-Term Period, the Fund’s performance was acceptable.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management, its Affiliates and the Subadvisers from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund).

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. For purposes of approving the Advisory Agreements for the Short-Term Period, the Board concluded that the investment management service and subadvisory fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Semiannual Report 2015	33

COLUMBIA EUROPEAN EQUITY FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND

SUBADVISORY AGREEMENTS (continued)

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the Advisory Agreements for the Short-Term Period, fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the Advisory Agreements for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements for the Short-Term Period.

34	Semiannual Report 2015

COLUMBIA EUROPEAN EQUITY FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015	35

Columbia European Equity Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR147_10_E01_(06/15)

SEMIANNUAL REPORT

April 30, 2015

COLUMBIA SELECT GLOBAL EQUITY FUND

(formerly Columbia Global Equity Fund)

PRESIDENT’S MESSAGE

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the “About Us” tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

■	Fund and strategy names

■	Established investment teams, philosophies and processes

■	Account services, features, servicing phone numbers and mailing addresses

■	Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children’s education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

* Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA SELECT GLOBAL EQUITY FUND

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA SELECT GLOBAL EQUITY FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Select Global Equity Fund (the Fund) Class A shares returned 1.79% excluding sales charges for the six-month period that ended April 30, 2015.

■	The Fund underperformed its benchmark, the MSCI ACWI (Net), which returned 4.97% for the same six months.

■

Effective January 15, 2015, the Fund’s principal investment strategy was revised to employ a more focused investing style, which will result in a more concentrated portfolio of 30-50 stocks. The Fund was renamed to reflect its new investment strategy.

Average Annual Total Returns (%) (for period ended April 30, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	05/29/90
Excluding sales charges		1.79	4.34	8.73	6.74
Including sales charges		-4.08	-1.63	7.45	6.12
Class B	03/20/95
Excluding sales charges		1.43	3.72	7.92	5.93
Including sales charges		-3.57	-1.28	7.62	5.93
Class C	06/26/00
Excluding sales charges		1.45	3.66	7.94	5.93
Including sales charges		0.45	2.66	7.94	5.93
Class I*	08/01/08	2.04	4.90	9.26	7.10
Class K	03/20/95	1.87	4.61	8.95	6.92
Class R*	12/11/06	1.63	4.18	8.48	6.56
Class R5*	12/11/06	2.02	4.88	9.23	7.14
Class W*	12/01/06	1.76	4.41	8.75	6.75
Class Z*	09/27/10	1.91	4.67	8.97	6.86
MSCI ACWI (Net)		4.97	7.46	9.58	6.98

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The MSCI ACWI (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2015

COLUMBIA SELECT GLOBAL EQUITY FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at April 30, 2015)
MasterCard, Inc., Class A (United States)	5.2
AIA Group Ltd. (Hong Kong)	5.0
Walt Disney Co. (The) (United States)	4.2
Thermo Fisher Scientific, Inc. (United States)	4.0
CSL Ltd. (Australia)	3.8
Sirona Dental Systems, Inc. (United States)	3.2
American Express Co. (United States)	3.1
Union Pacific Corp. (United States)	2.8
Novo Nordisk A/S, Class B (Denmark)	2.7
Nike, Inc., Class B (United States)	2.6

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at April 30, 2015)
Common Stocks	98.9
Consumer Discretionary	17.1
Consumer Staples	15.8
Financials	17.6
Health Care	24.5
Industrials	6.8
Information Technology	12.0
Materials	5.1
Money Market Funds	1.1
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Threadneedle International Limited

Daniel Dudding, CFA*

Pauline Grange

*	Effective, January 15, 2015, Mr. Dudding was named a Portfolio Manager of the Fund. Neil Robson no longer serves as a Portfolio Manager of the Fund.

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2015	3

COLUMBIA SELECT GLOBAL EQUITY FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Country Breakdown (%) (at April 30, 2015)
Australia	3.8
Belgium	2.0
China	1.0
Denmark	2.6
France	2.0
Germany	5.8
Hong Kong	4.9
India	2.0
Indonesia	1.8
Ireland	1.9
Japan	2.0
Singapore	1.9
South Africa	2.0
Sweden	1.9
United Kingdom	7.0
United States(a)	57.4
Total	100.0

Country Breakdown is based primarily on issuer’s place of organization/incorporation. The Fund may use this and/or other criteria, for purposes of its investment policies, in determining whether an issuer is domestic (U.S.) or foreign. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

4	Semiannual Report 2015

COLUMBIA SELECT GLOBAL EQUITY FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2014 – April 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,017.90	1,017.70	7.15	7.15	1.43
Class B	1,000.00	1,000.00	1,014.30	1,013.98	10.89	10.89	2.18
Class C	1,000.00	1,000.00	1,014.50	1,013.98	10.89	10.89	2.18
Class I	1,000.00	1,000.00	1,020.40	1,019.79	5.06	5.06	1.01
Class K	1,000.00	1,000.00	1,018.70	1,018.55	6.31	6.31	1.26
Class R	1,000.00	1,000.00	1,016.30	1,016.46	8.40	8.40	1.68
Class R5	1,000.00	1,000.00	1,020.20	1,019.74	5.11	5.11	1.02
Class W	1,000.00	1,000.00	1,017.60	1,017.70	7.15	7.15	1.43
Class Z	1,000.00	1,000.00	1,019.10	1,018.94	5.91	5.91	1.18

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2015	5

COLUMBIA SELECT GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.8%
Issuer	Shares	Value ($)
AUSTRALIA 3.8%
CSL Ltd.	196,386	14,077,601

BELGIUM 2.0%
Anheuser-Busch InBev NV	59,844	7,285,908

CHINA 1.0%
Baidu, Inc., ADR(a)	17,643	3,533,540

DENMARK 2.6%
Novo Nordisk A/S, Class B	171,763	9,782,407

FRANCE 2.0%
L’Oreal SA	39,290	7,498,138

GERMANY 5.8%
Bayer AG, Registered Shares	48,964	7,047,516

Brenntag AG	120,907	7,254,501

Continental AG	30,903	7,242,266

Total		21,544,283

HONG KONG 4.9%
AIA Group Ltd.	2,736,400	18,198,374

INDIA 2.0%
HDFC Bank Ltd., ADR	129,984	7,388,291

INDONESIA 1.8%
PT Bank Rakyat Indonesia Persero Tbk	7,350,300	6,562,348

IRELAND 1.9%
Medtronic PLC	96,222	7,163,728

JAPAN 2.0%
Keyence Corp.	13,700	7,313,733

SINGAPORE 1.9%
DBS Group Holdings Ltd.	453,000	7,198,342

SOUTH AFRICA 2.0%
Naspers Ltd., Class N	46,364	7,292,082

SWEDEN 1.9%
Svenska Handelsbanken AB, Class A	150,885	6,964,696

UNITED KINGDOM 7.0%
Diageo PLC	264,736	7,349,698

Reckitt Benckiser Group PLC	83,923	7,469,518

Rolls-Royce Holdings PLC	249,871	3,983,669

Common Stocks (continued)
Issuer	Shares	Value ($)
Rolls-Royce Holdings PLC(a)(b)	35,231,811	54,081

Unilever PLC	166,391	7,293,664

Total		26,150,630

UNITED STATES 56.2%
American Express Co.	146,742	11,365,168

Apple, Inc.	58,854	7,365,578

Celgene Corp.(a)	41,710	4,507,183

Colgate-Palmolive Co.	107,771	7,250,833

Comcast Corp., Class A	156,628	9,046,833

Estee Lauder Companies, Inc. (The), Class A	89,871	7,305,614

Express Scripts Holding Co.(a)	87,888	7,593,523

Gilead Sciences, Inc.(a)	36,788	3,697,562

Google, Inc., Class A(a)	13,261	7,277,239

Graco, Inc.	50,606	3,624,402

MasterCard, Inc., Class A	212,753	19,192,448

Mead Johnson Nutrition Co.	74,965	7,190,643

Mettler-Toledo International, Inc.(a)	22,674	7,187,885

Monsanto Co.	23,101	2,632,590

Nike, Inc., Class B	96,161	9,504,553

PPG Industries, Inc.	38,231	8,470,460

Praxair, Inc.	62,394	7,607,700

Priceline Group, Inc. (The)(a)	6,156	7,619,958

Sirona Dental Systems, Inc.(a)	125,553	11,645,041

Thermo Fisher Scientific, Inc.	116,142	14,596,727

TJX Companies, Inc. (The)	111,341	7,185,948

Union Pacific Corp.	97,452	10,352,326

Vertex Pharmaceuticals, Inc.(a)	29,046	3,580,791

Walt Disney Co. (The)	143,117	15,559,680

Wells Fargo & Co.	138,265	7,618,401

Total		208,979,086

Total Common Stocks (Cost: $341,285,300)		366,933,187

Money Market Funds 1.1%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.111%(c)(d)	4,205,711	4,205,711

Total Money Market Funds
(Cost: $4,205,711)		4,205,711

Total Investments
(Cost: $345,491,011)		371,138,898

Other Assets & Liabilities, Net		431,680

Net Assets		371,570,578

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2015

COLUMBIA SELECT GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2015, the value of these securities amounted to $54,081, which represents 0.01% of net assets.

(c)	The rate shown is the seven-day current annualized yield at April 30, 2015.

(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	15,322,940	89,898,946	(101,016,175)	4,205,711	3,555	4,205,711

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	7

COLUMBIA SELECT GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Fair Value Measurements (continued)

information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	48,916,973	14,534,349	—	63,451,322

Consumer Staples	21,747,089	36,896,926	—	58,644,015

Financials	26,371,860	38,923,760	—	65,295,620

Health Care	59,972,439	30,907,524	—	90,879,963

Industrials	13,976,728	11,238,170	54,081	25,268,979

Information Technology	37,368,805	7,313,733	—	44,682,538

Materials	18,710,750	—	—	18,710,750

Total Equity Securities	227,064,644	139,814,462	54,081	366,933,187

Mutual Funds

Money Market Funds	4,205,711	—	—	4,205,711

Total Mutual Funds	4,205,711	—	—	4,205,711

Total	231,270,355	139,814,462	54,081	371,138,898

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the company. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2015

COLUMBIA SELECT GLOBAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2015 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $341,285,300)	$366,933,187

Affiliated issuers (identified cost $4,205,711)	4,205,711

Total investments (identified cost $345,491,011)	371,138,898

Foreign currency (identified cost $141,471)	138,382

Receivable for:

Capital shares sold	67,157

Dividends	405,932

Reclaims	267,105

Prepaid expenses	868

Trustees’ deferred compensation plan	24,040

Other assets	27,994

Total assets	372,070,376

Liabilities

Payable for:

Capital shares purchased	277,570

Investment management fees	8,127

Distribution and/or service fees	2,929

Transfer agent fees	37,450

Administration fees	821

Plan administration fees	45

Compensation of board members	103,186

Other expenses	45,630

Trustees’ deferred compensation plan	24,040

Total liabilities	499,798

Net assets applicable to outstanding capital stock	$371,570,578

Represented by

Paid-in capital	$381,826,351

Excess of distributions over net investment income	(491,095)

Accumulated net realized loss	(35,398,526)

Unrealized appreciation (depreciation) on:

Investments	25,647,887

Foreign currency translations	(14,039)

Total — representing net assets applicable to outstanding capital stock	$371,570,578

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	9

COLUMBIA SELECT GLOBAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

April 30, 2015 (Unaudited)

Class A

Net assets	$341,584,442

Shares outstanding	34,323,167

Net asset value per share	$9.95

Maximum offering price per share(a)	$10.56

Class B

Net assets	$4,485,579

Shares outstanding	488,332

Net asset value per share	$9.19

Class C

Net assets	$16,050,861

Shares outstanding	1,769,330

Net asset value per share	$9.07

Class I

Net assets	$2,560

Shares outstanding	255

Net asset value per share(b)	$10.03

Class K

Net assets	$6,528,767

Shares outstanding	650,203

Net asset value per share	$10.04

Class R

Net assets	$141,407

Shares outstanding	14,142

Net asset value per share	$10.00

Class R5

Net assets	$148,039

Shares outstanding	14,763

Net asset value per share	$10.03

Class W

Net assets	$2,573

Shares outstanding	257

Net asset value per share	$10.01

Class Z

Net assets	$2,626,350

Shares outstanding	262,257

Net asset value per share	$10.01

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2015

COLUMBIA SELECT GLOBAL EQUITY FUND

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2015 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$2,591,153

Dividends — affiliated issuers	3,555

Interest	547

Foreign taxes withheld	(165,932)

Total income	2,429,323

Expenses:

Investment management fees	1,483,355

Distribution and/or service fees

Class A	429,746

Class B	25,695

Class C	80,768

Class R	326

Class W	3

Transfer agent fees

Class A	379,861

Class B	5,677

Class C	17,847

Class K	1,647

Class R	144

Class R5	25

Class W	3

Class Z	3,193

Administration fees	149,921

Plan administration fees

Class K	8,234

Compensation of board members	12,263

Custodian fees	15,976

Printing and postage fees	50,682

Registration fees	52,587

Professional fees	19,421

Other	7,550

Total expenses	2,744,924

Net investment loss	(315,601)

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	27,332,947

Foreign currency translations	(510,011)

Net realized gain	26,822,936

Net change in unrealized appreciation (depreciation) on:

Investments	(19,989,786)

Foreign currency translations	16,121

Net change in unrealized depreciation	(19,973,665)

Net realized and unrealized gain	6,849,271

Net increase in net assets resulting from operations	$6,533,670

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	11

COLUMBIA SELECT GLOBAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations

Net investment income (loss)	$(315,601)	$1,378,552

Net realized gain	26,822,936	60,843,113

Net change in unrealized depreciation	(19,973,665)	(34,123,575)

Net increase in net assets resulting from operations	6,533,670	28,098,090

Distributions to shareholders

Net investment income

Class A	(885,283)	(1,302,262)

Class I	(18)	(28)

Class K	(30,153)	(36,839)

Class R	(10)	(195)

Class R5	(17)	(26)

Class W	(6)	(12)

Class Z	(15,980)	(15,775)

Total distributions to shareholders	(931,467)	(1,355,137)

Decrease in net assets from capital stock activity	(21,999,850)	(34,863,041)

Total decrease in net assets	(16,397,647)	(8,120,088)

Net assets at beginning of period	387,968,225	396,088,313

Net assets at end of period	$371,570,578	$387,968,225

Undistributed (excess of distributions over) net investment income	$(491,095)	$755,973

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2015

COLUMBIA SELECT GLOBAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	682,354	6,698,328	1,840,813	17,640,728

Distributions reinvested	87,904	859,700	134,135	1,263,552

Redemptions	(2,683,907)	(26,348,731)	(5,019,366)	(48,206,545)

Net decrease	(1,913,649)	(18,790,703)	(3,044,418)	(29,302,265)

Class B shares

Subscriptions	3,957	35,793	21,481	191,106

Redemptions(a)	(168,700)	(1,523,209)	(459,881)	(4,075,625)

Net decrease	(164,743)	(1,487,416)	(438,400)	(3,884,519)

Class C shares

Subscriptions	92,718	828,836	261,781	2,308,381

Redemptions	(188,336)	(1,686,890)	(451,001)	(4,009,013)

Net decrease	(95,618)	(858,054)	(189,220)	(1,700,632)

Class I shares

Redemptions	—	—	(113)	(1,099)

Net increase (decrease)	—	—	(113)	(1,099)

Class K shares

Subscriptions	58,459	573,262	100,249	962,016

Distributions reinvested	3,057	30,141	3,876	36,819

Redemptions	(89,309)	(878,870)	(139,394)	(1,367,736)

Net decrease	(27,793)	(275,467)	(35,269)	(368,901)

Class R shares

Subscriptions	1,684	16,489	3,330	32,157

Distributions reinvested	1	5	13	127

Redemptions	(93)	(914)	(6,266)	(60,739)

Net increase (decrease)	1,592	15,580	(2,923)	(28,455)

Class R5 shares

Subscriptions	15,764	154,845	359	3,462

Redemptions	(1,256)	(12,596)	(472)	(4,476)

Net increase (decrease)	14,508	142,249	(113)	(1,014)

Class W shares

Redemptions	—	—	(113)	(1,100)

Net increase (decrease)	—	—	(113)	(1,100)

Class Z shares

Subscriptions	31,802	317,659	153,030	1,507,480

Distributions reinvested	1,390	13,666	1,239	11,732

Redemptions	(111,233)	(1,077,364)	(113,010)	(1,094,268)

Net increase (decrease)	(78,041)	(746,039)	41,259	424,944

Total net decrease	(2,263,744)	(21,999,850)	(3,669,310)	(34,863,041)

(a)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	13

COLUMBIA SELECT GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended April 30, 2015		Year Ended October 31,
Class A	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$9.80		$9.17		$7.39		$6.95		$7.07		$6.13

Income from investment operations:

Net investment income (loss)	(0.01)		0.04		0.04		0.05		0.01		0.00	(a)

Net realized and unrealized gain (loss)	0.18		0.62		1.83		0.40		(0.11)		0.96

Total from investment operations	0.17		0.66		1.87		0.45		(0.10)		0.96

Less distributions to shareholders:

Net investment income	(0.02)		(0.03)		(0.09)		(0.02)		(0.02)		(0.03)

Total distributions to shareholders	(0.02)		(0.03)		(0.09)		(0.02)		(0.02)		(0.03)

Proceeds from regulatory settlements	—		—		—		0.01		—		0.01

Net asset value, end of period	$9.95		$9.80		$9.17		$7.39		$6.95		$7.07

Total return	1.79%		7.25%		25.62%		6.62	%(b)	(1.40%)		15.78	%(c)

Ratios to average net assets(d)

Total gross expenses	1.43	%(e)	1.45%		1.51%		1.51%		1.46%		1.45%

Total net expenses(f)	1.43	%(e)	1.45	%(g)	1.45	%(g)	1.36	%(g)	1.36	%(g)	1.45%

Net investment income (loss)	(0.13	%)(e)	0.39%		0.48%		0.75%		0.18%		0.03%

Supplemental data

Net assets, end of period (in thousands)	$341,584		$355,168		$360,041		$333,196		$387,709		$375,169

Portfolio turnover	89%		63%		46%		50%		44%		54%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.09%.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2015

COLUMBIA SELECT GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class B	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$9.06		$8.50		$6.85		$6.47		$6.63		$5.77

Income from investment operations:

Net investment income (loss)	(0.04)		(0.03)		(0.02)		0.00	(a)	(0.04)		(0.04)

Net realized and unrealized gain (loss)	0.17		0.59		1.70		0.37		(0.11)		0.90

Total from investment operations	0.13		0.56		1.68		0.37		(0.15)		0.86

Less distributions to shareholders:

Net investment income	—		—		(0.03)		—		(0.01)		(0.01)

Total distributions to shareholders	—		—		(0.03)		—		(0.01)		(0.01)

Proceeds from regulatory settlements	—		—		—		0.01		—		0.01

Net asset value, end of period	$9.19		$9.06		$8.50		$6.85		$6.47		$6.63

Total return	1.43%		6.59%		24.52%		5.87	%(b)	(2.26%)		15.03	%(c)

Ratios to average net assets(d)

Total gross expenses	2.18	%(e)	2.20%		2.27%		2.26%		2.22%		2.21%

Total net expenses(f)	2.18	%(e)	2.20	%(g)	2.20	%(g)	2.11	%(g)	2.12	%(g)	2.21%

Net investment income (loss)	(0.90	%)(e)	(0.35%)		(0.24%)		0.02%		(0.56%)		(0.69%)

Supplemental data

Net assets, end of period (in thousands)	$4,486		$5,915		$9,282		$10,979		$17,347		$23,894

Portfolio turnover	89%		63%		46%		50%		44%		54%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.09%.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	15

COLUMBIA SELECT GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class C	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$8.94		$8.40		$6.78		$6.40		$6.55		$5.71

Income from investment operations:

Net investment income (loss)	(0.04)		(0.03)		(0.02)		(0.00	)(a)	(0.04)		(0.04)

Net realized and unrealized gain (loss)	0.17		0.57		1.68		0.37		(0.10)		0.88

Total from investment operations	0.13		0.54		1.66		0.37		(0.14)		0.84

Less distributions to shareholders:

Net investment income	—		—		(0.04)		—		(0.01)		(0.01)

Total distributions to shareholders	—		—		(0.04)		—		(0.01)		(0.01)

Proceeds from regulatory settlements	—		—		—		0.01		—		0.01

Net asset value, end of period	$9.07		$8.94		$8.40		$6.78		$6.40		$6.55

Total return	1.45%		6.43%		24.52%		5.94	%(b)	(2.14%)		14.86	%(c)

Ratios to average net assets(d)

Total gross expenses	2.18	%(e)	2.20%		2.26%		2.25%		2.22%		2.21%

Total net expenses(f)	2.18	%(e)	2.20	%(g)	2.20	%(g)	2.11	%(g)	2.11	%(g)	2.21%

Net investment income (loss)	(0.88	%)(e)	(0.36%)		(0.26%)		(0.00	)(a)	(0.62%)		(0.72%)

Supplemental data

Net assets, end of period (in thousands)	$16,051		$16,682		$17,250		$17,516		$21,560		$10,147

Portfolio turnover	89%		63%		46%		50%		44%		54%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.09%.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2015

COLUMBIA SELECT GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class I	(Unaudited)		2014	2013	2012		2011	2010
Per share data
Net asset value, beginning of period	$9.90		$9.26	$7.46	$7.01		$7.11	$6.16

Income from investment operations:

Net investment income	0.01		0.09	0.08	0.09		0.01	0.04

Net realized and unrealized gain (loss)	0.19		0.63	1.85	0.40		(0.08)	0.95

Total from investment operations	0.20		0.72	1.93	0.49		(0.07)	0.99

Less distributions to shareholders:

Net investment income	(0.07)		(0.08)	(0.13)	(0.05)		(0.03)	(0.05)

Total distributions to shareholders	(0.07)		(0.08)	(0.13)	(0.05)		(0.03)	(0.05)

Proceeds from regulatory settlements	—		—	—	0.01		—	0.01

Net asset value, end of period	$10.03		$9.90	$9.26	$7.46		$7.01	$7.11

Total return	2.04%		7.77%	26.25%	7.15	%(a)	(0.98%)	16.32	%(b)

Ratios to average net assets(c)

Total gross expenses	1.01	%(d)	0.98%	0.98%	1.02%		0.93%	0.91%

Total net expenses(e)	1.01	%(d)	0.98%	0.95%	0.91%		0.92%	0.91%

Net investment income	0.29	%(d)	0.90%	0.97%	1.20%		0.15%	0.55%

Supplemental data

Net assets, end of period (in thousands)	$3		$3	$3	$3		$3	$31,015

Portfolio turnover	89%		63%	46%	50%		44%	54%

Notes to Financial Highlights

(a)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.09%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	17

COLUMBIA SELECT GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class K	(Unaudited)		2014	2013	2012		2011	2010
Per share data
Net asset value, beginning of period	$9.90		$9.26	$7.46	$7.01		$7.13	$6.18

Income from investment operations:

Net investment income	0.00	(a)	0.06	0.06	0.07		0.02	0.02

Net realized and unrealized gain (loss)	0.18		0.63	1.85	0.40		(0.11)	0.96

Total from investment operations	0.18		0.69	1.91	0.47		(0.09)	0.98

Less distributions to shareholders:

Net investment income	(0.04)		(0.05)	(0.11)	(0.03)		(0.03)	(0.04)

Total distributions to shareholders	(0.04)		(0.05)	(0.11)	(0.03)		(0.03)	(0.04)

Proceeds from regulatory settlements	—		—	—	0.01		—	0.01

Net asset value, end of period	$10.04		$9.90	$9.26	$7.46		$7.01	$7.13

Total return	1.87%		7.49%	25.87%	6.87	%(b)	(1.33%)	16.03	%(c)

Ratios to average net assets(d)

Total gross expenses	1.26	%(e)	1.25%	1.26%	1.28%		1.24%	1.21%

Total net expenses(f)	1.26	%(e)	1.25%	1.24%	1.21%		1.17%	1.21%

Net investment income	0.04	%(e)	0.60%	0.67%	0.90%		0.32%	0.27%

Supplemental data

Net assets, end of period (in thousands)	$6,529		$6,712	$6,601	$5,032		$4,627	$7,016

Portfolio turnover	89%		63%	46%	50%		44%	54%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.09%.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2015

COLUMBIA SELECT GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class R	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$9.84		$9.20		$7.44		$7.00		$7.14		$6.14

Income from investment operations:

Net investment income (loss)	(0.18)		0.01		0.02		0.03		(0.00	)(a)	(0.02)

Net realized and unrealized gain (loss)	0.34		0.64		1.84		0.41		(0.12)		1.01

Total from investment operations	0.16		0.65		1.86		0.44		(0.12)		0.99

Less distributions to shareholders:

Net investment income	(0.00	)(a)	(0.01)		(0.10)		(0.01)		(0.02)		—

Total distributions to shareholders	(0.00	)(a)	(0.01)		(0.10)		(0.01)		(0.02)		—

Proceeds from regulatory settlements	—		—		—		0.01		—		0.01

Net asset value, end of period	$10.00		$9.84		$9.20		$7.44		$7.00		$7.14

Total return	1.63%		7.10%		25.19%		6.37	%(b)	(1.70%)		16.29	%(c)

Ratios to average net assets(d)

Total gross expenses	1.68	%(e)	1.70%		1.77%		1.76%		1.72%		1.71%

Total net expenses(f)	1.68	%(e)	1.70	%(g)	1.70	%(g)	1.61	%(g)	1.61	%(g)	1.71%

Net investment income (loss)	(0.36	%)(e)	0.12%		0.20%		0.48%		(0.01%)		(0.24%)

Supplemental data

Net assets, end of period (in thousands)	$141		$123		$142		$63		$70		$41

Portfolio turnover	89%		63%		46%		50%		44%		54%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.09%.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	19

COLUMBIA SELECT GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class R5	(Unaudited)		2014	2013	2012		2011	2010
Per share data
Net asset value, beginning of period	$9.90		$9.25	$7.46	$7.01		$7.12	$6.16

Income from investment operations:

Net investment income	0.02		0.09	0.08	0.08		0.02	0.03

Net realized and unrealized gain (loss)	0.18		0.63	1.84	0.41		(0.10)	0.97

Total from investment operations	0.20		0.72	1.92	0.49		(0.08)	1.00

Less distributions to shareholders:

Net investment income	(0.07)		(0.07)	(0.13)	(0.05)		(0.03)	(0.05)

Total distributions to shareholders	(0.07)		(0.07)	(0.13)	(0.05)		(0.03)	(0.05)

Proceeds from regulatory settlements	—		—	—	0.01		—	0.01

Net asset value, end of period	$10.03		$9.90	$9.25	$7.46		$7.01	$7.12

Total return	2.02%		7.83%	26.06%	7.15	%(a)	(1.13%)	16.44	%(b)

Ratios to average net assets(c)

Total gross expenses	1.02	%(d)	1.00%	1.03%	1.07%		0.94%	0.96%

Total net expenses(e)	1.02	%(d)	1.00%	1.00%	0.96%		0.92%	0.96%

Net investment income	0.36	%(d)	0.96%	0.92%	1.15%		0.32%	0.50%

Supplemental data

Net assets, end of period (in thousands)	$148		$3	$3	$3		$3	$19

Portfolio turnover	89%		63%	46%	50%		44%	54%

Notes to Financial Highlights

(a)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.09%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2015

COLUMBIA SELECT GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class W	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$9.86		$9.22		$7.44		$6.97		$7.10		$6.16

Income from investment operations:

Net investment income (loss)	(0.01)		0.04		0.04		0.05		0.02		0.01

Net realized and unrealized gain (loss)	0.18		0.63		1.84		0.41		(0.13)		0.95

Total from investment operations	0.17		0.67		1.88		0.46		(0.11)		0.96

Less distributions to shareholders:

Net investment income	(0.02)		(0.03)		(0.10)		(0.00	)(a)	(0.02)		(0.03)

Total distributions to shareholders	(0.02)		(0.03)		(0.10)		(0.00	)(a)	(0.02)		(0.03)

Proceeds from regulatory settlements	—		—		—		0.01		—		0.01

Net asset value, end of period	$10.01		$9.86		$9.22		$7.44		$6.97		$7.10

Total return	1.76%		7.32%		25.51%		6.76	%(b)	(1.52%)		15.80	%(c)

Ratios to average net assets(d)

Total gross expenses	1.43	%(e)	1.49%		1.54%		1.59%		1.48%		1.38%

Total net expenses(f)	1.43	%(e)	1.47	%(g)	1.45	%(g)	1.36	%(g)	1.37	%(g)	1.38%

Net investment income (loss)	(0.13	%)(e)	0.41%		0.47%		0.75%		0.21%		0.08%

Supplemental data

Net assets, end of period (in thousands)	$3		$3		$3		$3		$3		$5

Portfolio turnover	89%		63%		46%		50%		44%		54%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.09%.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	21

COLUMBIA SELECT GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class Z	(Unaudited)		2014		2013		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$9.87		$9.23		$7.45		$7.00		$7.12		$6.85

Income from investment operations:

Net investment income (loss)	0.01		0.06		0.06		0.07		0.02		(0.01)

Net realized and unrealized gain (loss)	0.18		0.63		1.84		0.41		(0.11)		0.28

Total from investment operations	0.19		0.69		1.90		0.48		(0.09)		0.27

Less distributions to shareholders:

Net investment income	(0.05)		(0.05)		(0.12)		(0.04)		(0.03)		—

Total distributions to shareholders	(0.05)		(0.05)		(0.12)		(0.04)		(0.03)		—

Proceeds from regulatory settlements	—		—		—		0.01		—		—

Net asset value, end of period	$10.01		$9.87		$9.23		$7.45		$7.00		$7.12

Total return	1.91%		7.55%		25.74%		7.03	%(b)	(1.29%)		3.94%

Ratios to average net assets(c)

Total gross expenses	1.18	%(d)	1.21%		1.26%		1.25%		1.23%		1.37	%(d)

Total net expenses(e)	1.18	%(d)	1.21	%(f)	1.20	%(f)	1.11	%(f)	1.11	%(g)	1.37	%(d)

Net investment income (loss)	0.10	%(d)	0.62%		0.72%		1.00%		0.24%		(1.52	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$2,626		$3,360		$2,760		$2,387		$3,004		$3

Portfolio turnover	89%		63%		46%		50%		44%		54%

Notes to Financial Highlights

(a)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2015

COLUMBIA SELECT GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2015 (Unaudited)

Note 1. Organization

Columbia Select Global Equity Fund (formerly known as Columbia Global Equity Fund) (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective January 15, 2015, Columbia Global Equity Fund was renamed Columbia Select Global Equity Fund.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no

Semiannual Report 2015	23

COLUMBIA SELECT GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the

NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

24	Semiannual Report 2015

COLUMBIA SELECT GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.80% to 0.57% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended April 30, 2015 was 0.79% of the Fund’s average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and wholly-owned subsidiary of Ameriprise Financial, to serve as the subadviser to the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund’s assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2015 was 0.08% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended April 30, 2015, other expenses paid by the Fund to this company were $926.

Semiannual Report 2015	25

COLUMBIA SELECT GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agency fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended April 30, 2015, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.22%
Class B	0.22
Class C	0.22
Class K	0.05
Class R	0.22
Class R5	0.05
Class W	0.22
Class Z	0.22

The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.

The lease and the Guaranty expire in January 2019. At April 30, 2015, the Fund’s total potential future obligation over the life of the Guaranty is $11,221. The liability remaining at April 30, 2015 for non-recurring charges associated with the lease amounted to 6,599 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2015, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of

26	Semiannual Report 2015

COLUMBIA SELECT GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $732,000 and $1,326,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of March 31, 2015, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $72,725 for Class A, $550 for Class B and $478 for Class C shares for the six months ended April 30, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective March 1, 2015	Contractual Expense Cap Prior to March 1, 2015
Class A	1.49%	1.50%
Class B	2.24	2.25
Class C	2.24	2.25
Class I	1.08	1.05
Class K	1.38	1.35
Class R	1.74	1.75
Class R5	1.13	1.10
Class W	1.49	1.50
Class Z	1.24	1.25

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2015, the cost of investments for federal income tax purposes was approximately $345,491,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$30,139,000
Unrealized depreciation	(4,491,000)
Net unrealized appreciation	$25,648,000

The following capital loss carryforwards, determined as of October 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2016	1,476,532
2017	53,446,454
2019	7,043,255
Total	61,966,241

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations,

Semiannual Report 2015	27

COLUMBIA SELECT GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $329,577,948 and $345,742,418, respectively, for the six months ended April 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At April 30, 2015, affiliated shareholders of record owned 76.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the

December 9, 2014 amendment, the credit facility agreement permitted borrowings up to $500 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended April 30, 2015.

Note 9. Significant Risks

Health Care Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

28	Semiannual Report 2015

COLUMBIA SELECT GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015	29

COLUMBIA SELECT GLOBAL EQUITY FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Select Global Equity Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Threadneedle International Limited (the Subadviser), affiliate of Columbia Management, the Subadviser has provided portfolio management and related services for the Fund.

The Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements) for a two-month period (Short-Term Period) in order to align the Advisory Agreements with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management. The Board took into account the information it received and reviewed concerning Columbia Management’s ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account the Subadviser oversight structure and the Columbia Management team dedicated thereto as well as the contemplated enhancements to the team and its resources. The Board also noted the information it received concerning Columbia Management’s ability to retain its key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

30	Semiannual Report 2015

COLUMBIA SELECT GLOBAL EQUITY FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement for the Short-Term Period. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement for the Short-Term Period. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below), as well as the Investment Manager’s recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser the Board concluded that the services being performed under the Subadvisory Agreement were acceptable for purposes of renewal for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. Additionally, the Board reviewed the performance of the Subadviser and Columbia Management’s process for monitoring the Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser. The Board observed that for purposes of approving the Advisory Agreements for the Short-Term Period, the Fund’s performance was acceptable.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund).

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. For purposes of approving the Advisory Agreements for the Short-Term Period, the Board concluded that the investment management service and subadvisory fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Semiannual Report 2015	31

COLUMBIA SELECT GLOBAL EQUITY FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the Advisory Agreements for the Short-Term Period, fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the Advisory Agreements for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements for the Short-Term Period.

32	Semiannual Report 2015

COLUMBIA SELECT GLOBAL EQUITY FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015	33

Columbia Select Global Equity Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR155_10_E01_(06/15)

SEMIANNUAL REPORT

April 30, 2015

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $506 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 12th largest manager of long-term mutual fund assets in the U.S.** and the 5th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams’ investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

*	In U.S. dollars as of March 31, 2015. Source: Ameriprise Q1 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies.

Contact us for more current data.

**	Source: ICI as of March 31, 2015 for Columbia Management Investment Advisers, LLC.
***	Source: Investment Association as of March 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT’S MESSAGE

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the “About Us” tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

■	Fund and strategy names

■	Established investment teams, philosophies and processes

■	Account services, features, servicing phone numbers and mailing addresses

■	Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children’s education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

* Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Asia Pacific ex-Japan Fund (the Fund) Class A shares returned 6.94% excluding sales charges for the six-month period that ended April 30, 2015.

■	The Fund outperformed its benchmark, the MSCI All Country (AC) Asia Pacific ex-Japan Index (Net), which returned 6.79% for the same six months.

Average Annual Total Returns (%) (for period ended April 30, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class A*	09/27/10
Excluding sales charges		6.94	13.32	6.68	9.75
Including sales charges		0.79	6.80	5.42	8.63
Class C*	09/27/10
Excluding sales charges		6.55	12.50	5.84	8.89
Including sales charges		5.55	11.50	5.84	8.89
Class I*	09/27/10	7.30	13.99	7.13	10.20
Class R*	09/27/10	6.85	13.02	6.35	9.42
Class R5	07/15/09	7.19	13.78	7.07	10.15
Class Z*	09/27/10	7.11	13.64	6.90	9.98
MSCI AC Asia Pacific ex-Japan Index (Net)		6.79	11.39	6.75	11.23

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The MSCI AC Asia Pacific ex-Japan Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of Asia, excluding Japan.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI AC Asia Pacific ex-Japan Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015	3

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Threadneedle International Limited

Vanessa Donegan

George Gosden

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at April 30, 2015)
Tencent Holdings Ltd. (China)	3.4
Samsung Electronics Co., Ltd. (South Korea)	3.3
AIA Group Ltd. (Hong Kong)	3.1
China Mobile Ltd. (China)	2.9
Westpac Banking Corp. (Australia)	2.5
Ping An Insurance Group Co. of China Ltd., Class H (China)	2.2
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (Taiwan)	2.1
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	2.0
China Construction Bank Corp., Class H (China)	1.8
CK Hutchison Holdings Ltd. (Hong Kong)	1.7

Percentages indicated are based upon total investments (excluding Money Market Funds and short term cash equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at April 30, 2015)
Common Stocks	98.4
Consumer Discretionary	8.0
Consumer Staples	3.5
Energy	3.1
Financials	37.4
Health Care	4.5
Industrials	6.4
Information Technology	21.4
Materials	5.6
Telecommunication Services	6.3
Utilities	2.2
Money Market Funds	1.6
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

4	Semiannual Report 2015

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Country Breakdown (%) (at April 30, 2015)
Australia	18.9
China	26.4
Hong Kong	10.7
India	7.1
Indonesia	3.2
Luxembourg	0.3
Malaysia	1.3
Philippines	2.6
Singapore	2.6
South Korea	11.1
Taiwan	12.2
Thailand	2.0
United States(a)	1.6
Total	100.0

Country Breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Semiannual Report 2015	5

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2014 – April 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,069.40	1,018.15	6.88	6.71	1.34
Class C	1,000.00	1,000.00	1,065.50	1,014.33	10.81	10.54	2.11
Class I	1,000.00	1,000.00	1,073.00	1,020.78	4.16	4.06	0.81
Class R	1,000.00	1,000.00	1,068.50	1,016.81	8.26	8.05	1.61
Class R5	1,000.00	1,000.00	1,071.90	1,020.23	4.73	4.61	0.92
Class Z	1,000.00	1,000.00	1,071.10	1,019.34	5.65	5.51	1.10

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

6	Semiannual Report 2015

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

PORTFOLIO OF INVESTMENTS

April 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.6%
Issuer	Shares	Value ($)
AUSTRALIA 18.8%
Amcor Ltd.	1,647,609	17,540,604

Ansell Ltd.	392,343	8,074,489

Australia and New Zealand Banking Group Ltd.	905,653	24,233,344

BHP Billiton Ltd.	834,043	21,298,440

Commonwealth Bank of Australia	371,224	25,984,557

CSL Ltd.	285,914	20,495,266

Healthscope Ltd.	5,735,243	12,853,053

James Hardie Industries PLC	932,474	10,710,034

Lend Lease Group	1,211,178	15,303,571

Macquarie Group Ltd.	17,006	1,042,000

Macquarie Group Ltd.	313,655	19,218,428

National Australia Bank Ltd.	178,339	5,163,874

QBE Insurance Group Ltd.	1,455,889	15,702,855

Rio Tinto Ltd.	348,335	15,702,005

Spotless Group Holdings Ltd.	7,250,999	13,029,544

Suncorp Group Ltd.	914,106	9,453,111

Telstra Corp., Ltd.	2,584,432	12,704,306

Westpac Banking Corp.	1,339,764	38,492,324

Woodside Petroleum Ltd.	272,089	7,503,458

Woolworths Ltd.	176,837	4,105,738

Total		298,611,001

CHINA 26.1%
Alibaba Group Holding Ltd., ADR(a)	53,858	4,378,117

Baidu, Inc., ADR(a)	66,138	13,246,119

Bank of China Ltd., Class H	31,667,000	21,698,339

Bitauto Holdings Ltd., ADR(a)	40,130	2,386,932

China Construction Bank Corp., Class H	28,317,380	27,488,664

China Gas Holdings Ltd.	3,948,000	6,975,509

China Mengniu Dairy Co., Ltd.	1,388,000	7,029,050

China Mobile Ltd.	3,102,000	44,306,753

China Overseas Land & Investment Ltd.	5,482,000	22,834,627

China Petroleum & Chemical Corp., Class H	15,014,000	14,169,709

China Unicom Hong Kong Ltd.	4,156,000	7,805,507

Chongqing Changan Automobile Co., Ltd., Class B	1,279,430	4,197,997

CNOOC Ltd.	6,317,000	10,771,826

CSPC Pharmaceutical Group Ltd.	1,626,000	1,690,920

Great Wall Motor Co., Ltd., Class H	1,526,500	11,582,442

Guangdong Investment Ltd.	6,360,000	9,483,805

Haier Electronics Group Co., Ltd.	2,690,000	7,738,131

Common Stocks (continued)
Issuer	Shares	Value ($)
Haitong Securities Co., Ltd., Class H	4,556,400	14,881,638

Industrial & Commercial Bank of China Ltd., Class H	26,608,000	23,081,399

Lenovo Group Ltd.	7,098,000	12,205,508

Luye Pharma Group Ltd.(a)	1,985,000	2,544,975

PetroChina Co., Ltd., Class H	6,674,000	8,607,886

Ping An Insurance Group Co. of China Ltd., Class H	2,409,000	34,451,694

Sihuan Pharmaceutical Holdings Group Ltd.(b)(c)	3,563,000	1,926,182

Sinotrans Ltd., Class H	14,460,000	11,066,449

Sunny Optical Technology Group Co., Ltd.	2,657,000	5,912,645

Tencent Holdings Ltd.	2,568,300	53,006,837

Vipshop Holdings Ltd., ADS(a)	419,003	11,853,595

Zhuzhou CSR Times Electric Co., Ltd., Class H	2,130,500	18,115,843

Total		415,439,098

HONG KONG 10.6%
AIA Group Ltd.	7,307,600	48,599,050

BOC Hong Kong Holdings Ltd.	3,312,000	12,846,316

CK Hutchison Holdings Ltd.	1,231,000	26,703,078

Hong Kong Exchanges and Clearing Ltd.	695,400	26,508,832

Hutchison Whampoa Ltd.	1,733,000	25,534,781

Li & Fung Ltd.	6,572,000	6,693,377

Orient Overseas International Ltd.	618,000	3,792,965

Samsonite International SA	3,448,200	12,576,166

Sands China Ltd.	1,263,600	5,150,927

Total		168,405,492

INDIA 7.1%
Dabur India Ltd.	1,903,307	7,536,163

HDFC Bank Ltd.	1,059,033	16,496,075

ICICI Bank Ltd.	2,382,527	12,447,144

ICICI Bank Ltd., ADR	362,160	3,958,409

Infosys Ltd., ADR	363,176	11,251,192

ITC Ltd.	1,051,702	5,337,576

Larsen & Toubro Ltd.	391,182	10,019,405

Maruti Suzuki India Ltd.	162,245	9,508,178

Motherson Sumi Systems Ltd.	1,241,675	9,828,314

Oil & Natural Gas Corp., Ltd.	1,589,842	7,593,990

Sun Pharmaceutical Industries Ltd.	965,987	14,257,657

Tata Consultancy Services Ltd.	105,377	4,087,496

Total		112,321,599

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	7

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
INDONESIA 3.1%
PT Bank Mandiri Persero Tbk	13,110,816	10,784,187

PT Bank Rakyat Indonesia Persero Tbk	17,876,600	15,960,229

PT Matahari Department Store Tbk	7,400,500	9,953,003

PT Mitra Keluarga Karyasehat Tbk(a)	1,450,700	2,730,729

PT Surya Citra Media Tbk	20,953,962	4,671,876

PT Telekomunikasi Tbk	29,191,200	5,870,972

Total		49,970,996

LUXEMBOURG 0.3%
L’Occitane International SA	1,712,000	5,047,281

MALAYSIA 1.3%
IHH Healthcare Bhd	3,805,000	6,324,751

IJM Corp., BHD	4,346,000	8,949,234

Telekom Malaysia Bhd	2,418,800	5,022,557

Total		20,296,542

PHILIPPINES 2.6%
Ayala Corp.	465,202	8,134,663

GT Capital Holdings, Inc.	324,835	9,152,535

Metropolitan Bank & Trust Co.	5,656,294	11,791,119

Universal Robina Corp.	2,518,140	12,279,950

Total		41,358,267

SINGAPORE 2.6%
DBS Group Holdings Ltd.	1,634,200	25,968,058

Oversea-Chinese Banking Corp., Ltd.	1,901,715	15,314,273

Total		41,282,331

SOUTH KOREA 11.0%
Halla Climate Control Corp.	60,106	2,255,030

Hana Financial Group, Inc.	224,303	6,602,556

Hyundai Development Co.	191,505	10,193,818

Hyundai Motor Co.	89,351	14,022,844

Korea Electric Power Corp.	403,804	17,558,988

LG Chem Ltd.	25,620	6,471,826

LG Display Co., Ltd.	223,087	6,177,972

NAVER Corp.	6,726	4,067,066

POSCO	30,474	7,178,565

Samsung Electronics Co., Ltd.	39,035	51,208,216

Samsung Life Insurance Co., Ltd.	66,474	6,501,977

SK Hynix, Inc.	574,739	24,590,259

SK Telecom Co., Ltd.	42,276	11,328,825

Wonik IPS Co., Ltd.(a)	646,763	7,238,149

Total		175,396,091

Common Stocks (continued)
Issuer	Shares	Value ($)
TAIWAN 12.1%
Advanced Semiconductor Engineering, Inc.	11,511,000	16,324,034

Catcher Technology Co., Ltd.	786,000	9,197,651

CTBC Financial Holding Co., Ltd.	9,120,908	7,099,473

E.Sun Financial Holding Co., Ltd.	19,584,714	13,410,289

Far EasTone Telecommunications Co., Ltd.	4,880,000	11,635,157

Hon Hai Precision Industry Co., Ltd.	3,303,320	9,898,226

Largan Precision Co., Ltd.	120,000	12,024,728

Makalot Industrial Co., Ltd.	1,410,181	11,027,336

MediaTek, Inc.	1,251,000	16,080,591

Pegatron Corp.	4,124,000	12,217,154

President Chain Store Corp.	1,445,000	10,693,249

Taiwan Semiconductor Manufacturing Co., Ltd.	6,336,000	30,503,231

Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,307,035	31,943,935

Total		192,055,054

THAILAND 2.0%
Kasikornbank PCL, Foreign Registered Shares	142,900	907,219

Kasikornbank PCL, Foreign Registered Shares, NVDR	1,360,048	8,629,891

Siam Cement PCL, NVDR	573,200	9,326,312

Supalai Public Co., Ltd.	8,118,200	4,904,297

Thai Union Frozen Products PCL, Foreign Registered Shares	12,884,500	7,972,790

Total		31,740,509

Total Common Stocks
(Cost: $1,331,155,360)		1,551,924,261

Money Market Funds 1.6%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.111%(d)(e)	25,373,652	25,373,652

Total Money Market Funds
(Cost: $25,373,652)		25,373,652

Total Investments
(Cost: $1,356,529,012)		1,577,297,913

Other Assets & Liabilities, Net		12,548,785

Net Assets		1,589,846,698

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2015

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2015, the value of these securities amounted to $1,926,182, which represents 0.12% of net assets.

(c)	Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at April 30, 2015 was $1,926,182, which represents 0.12% of net assets. Information concerning such security holdings at April 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Sihuan Pharmaceutical Holdings Group Ltd.	03/17/2014 - 03/06/2015	97,386

(d)	The rate shown is the seven-day current annualized yield at April 30, 2015.

(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	23,713,013	380,654,231	(378,993,592)	25,373,652	18,205	25,373,652

Abbreviation Legend

ADR	American Depositary Receipt
ADS	American Depositary Share
NVDR	Non-voting Depository Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	9

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	11,853,595	114,252,902	—	126,106,497

Consumer Staples	—	54,954,516	—	54,954,516

Energy	—	48,646,869	—	48,646,869

Financials	3,958,409	587,791,685	—	591,750,094

Health Care	—	68,971,840	1,926,182	70,898,022

Industrials	—	100,702,039	—	100,702,039

Information Technology	63,206,296	274,739,763	—	337,946,059

Materials	—	88,227,786	—	88,227,786

Telecommunication Services	—	98,674,077	—	98,674,077

Utilities	—	34,018,302	—	34,018,302

Total Equity Securities	79,018,300	1,470,979,779	1,926,182	1,551,924,261

Mutual Funds

Money Market Funds	25,373,652	—	—	25,373,652

Total Mutual Funds	25,373,652	—	—	25,373,652

Total	104,391,952	1,470,979,779	1,926,182	1,577,297,913

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2015

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Fair Value Measurements (continued)

these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial assets were transferred from Level 2 to Level 3 due to unavailable market quotes. As a result, as of period end, management determined to fair value the securities under procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
5,250,117	2,719,693	2,719,693	5,250,117

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	11

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2015 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $1,331,155,360)	$1,551,924,261

Affiliated issuers (identified cost $25,373,652)	25,373,652

Total investments (identified cost $1,356,529,012)	1,577,297,913

Foreign currency (identified cost $6,702,830)	6,728,897

Receivable for:

Investments sold	8,953,014

Capital shares sold	3,459,494

Dividends	1,047,034

Reclaims	27,673

Prepaid expenses	1,069

Other assets	24,461

Total assets	1,597,539,555

Liabilities

Payable for:

Investments purchased	6,000,020

Capital shares purchased	1,052,595

Foreign capital gains taxes deferred	69,163

Investment management fees	32,409

Distribution and/or service fees	23

Transfer agent fees	447,328

Administration fees	3,290

Compensation of board members	29,310

Other expenses	58,719

Total liabilities	7,692,857

Net assets applicable to outstanding capital stock	$1,589,846,698

Represented by

Paid-in capital	$1,393,129,186

Undistributed net investment income	2,086,187

Accumulated net realized loss	(26,096,708)

Unrealized appreciation (depreciation) on:

Investments	220,768,901

Foreign currency translations	28,295

Foreign capital gains tax	(69,163)

Total — representing net assets applicable to outstanding capital stock	$1,589,846,698

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2015

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

April 30, 2015 (Unaudited)

Class A

Net assets	$946,101

Shares outstanding	61,261

Net asset value per share	$15.44

Maximum offering price per share(a)	$16.38

Class C

Net assets	$352,585

Shares outstanding	23,074

Net asset value per share	$15.28

Class I

Net assets	$2,908

Shares outstanding	188

Net asset value per share(b)	$15.50

Class R

Net assets	$345,791

Shares outstanding	22,543

Net asset value per share	$15.34

Class R5

Net assets	$1,587,403,167

Shares outstanding	102,389,687

Net asset value per share	$15.50

Class Z

Net assets	$796,146

Shares outstanding	51,469

Net asset value per share	$15.47

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	13

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2015 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$10,153,521

Dividends — affiliated issuers	18,205

Interest	2

Foreign taxes withheld	(605,115)

Total income	9,566,613

Expenses:

Investment management fees	4,262,196

Distribution and/or service fees

Class A	1,317

Class C	1,577

Class R	805

Transfer agent fees

Class A	1,197

Class C	376

Class R	386

Class R5	282,434

Class Z	597

Administration fees	432,096

Compensation of board members	10,640

Custodian fees	125,177

Printing and postage fees	8,753

Registration fees	35,476

Professional fees	19,967

Other	15,684

Total expenses	5,198,678

Net investment income	4,367,935

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	8,354,344

Foreign currency translations	(587,793)

Net realized gain	7,766,551

Net change in unrealized appreciation (depreciation) on:

Investments	91,612,647

Foreign currency translations	31,227

Foreign capital gains tax	424,718

Net change in unrealized appreciation	92,068,592

Net realized and unrealized gain	99,835,143

Net increase in net assets resulting from operations	$104,203,078

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2015

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations

Net investment income	$4,367,935	$11,533,859

Net realized gain	7,766,551	8,821,526

Net change in unrealized appreciation	92,068,592	31,797,699

Net increase in net assets resulting from operations	104,203,078	52,153,084

Distributions to shareholders

Net investment income

Class A	(5,410)	(5,071)

Class C	(599)	(384)

Class I	(39)	(34)

Class R	(2,093)	(2,373)

Class R5	(11,863,536)	(8,510,619)

Class Z	(3,600)	(3,205)

Total distributions to shareholders	(11,875,277)	(8,521,686)

Increase in net assets from capital stock activity	596,869,452	219,505,386

Total increase in net assets	689,197,253	263,136,784

Net assets at beginning of period	900,649,445	637,512,661

Net assets at end of period	$1,589,846,698	$900,649,445

Undistributed net investment income	$2,086,187	$9,593,529

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	15

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions	71,581	1,017,041	137,687	1,984,196

Distributions reinvested	392	5,410	382	5,047

Redemptions	(47,604)	(714,181)	(146,177)	(2,142,438)

Net increase (decrease)	24,369	308,270	(8,108)	(153,195)

Class C shares

Subscriptions	1,500	21,994	6,114	86,663

Distributions reinvested	44	599	29	380

Redemptions	(141)	(2,010)	(773)	(10,386)

Net increase	1,403	20,583	5,370	76,657

Class R shares

Subscriptions	1,407	20,372	7,395	104,375

Distributions reinvested	151	2,075	179	2,356

Redemptions	(3,333)	(46,476)	(8,285)	(111,459)

Net decrease	(1,775)	(24,029)	(711)	(4,728)

Class R5 shares

Subscriptions	46,191,838	671,190,994	31,732,684	441,114,659

Distributions reinvested	31,751	438,795	29,761	394,333

Redemptions	(5,159,610)	(75,473,313)	(16,516,562)	(221,956,792)

Net increase	41,063,979	596,156,476	15,245,883	219,552,200

Class Z shares

Subscriptions	37,367	537,783	12,684	186,675

Distributions reinvested	259	3,568	240	3,176

Redemptions	(9,168)	(133,199)	(10,527)	(155,399)

Net increase	28,458	408,152	2,397	34,452

Total net increase	41,116,434	596,869,452	15,244,831	219,505,386

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2015

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended April 30, 2015		Year Ended October 31,
Class A	(Unaudited)		2014		2013		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$14.58		$13.73		$12.35		$12.49		$13.79		$13.32

Income from investment operations:

Net investment income (loss)	0.02		0.27		0.08		0.15		0.15		(0.01)

Net realized and unrealized gain (loss)	0.98		0.70		1.54		0.41		(1.36)		0.48

Total from investment operations	1.00		0.97		1.62		0.56		(1.21)		0.47

Less distributions to shareholders:

Net investment income	(0.14)		(0.12)		(0.24)		(0.14)		(0.07)		—

Net realized gains	—		—		—		(0.56)		(0.02)		—

Total distributions to shareholders	(0.14)		(0.12)		(0.24)		(0.70)		(0.09)		—

Net asset value, end of period	$15.44		$14.58		$13.73		$12.35		$12.49		$13.79

Total return	6.94%		7.18%		13.26%		5.23%		(8.82%)		3.53%

Ratios to average net assets(b)

Total gross expenses	1.34	%(c)	1.34	%(d)	1.37	%(d)	1.42	%(d)	1.45	%(d)	1.50	%(c)

Total net expenses(e)	1.34	%(c)	1.34	%(d)	1.37	%(d)	1.42	%(d)	1.45	%(d)(f)	1.50	%(c)

Net investment income (loss)	0.28	%(c)	1.88%		0.60%		1.25%		1.12%		(0.95	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$946		$538		$618		$452		$642		$78

Portfolio turnover	10%		39%		34%		50%		63%		21%

Notes to Financial Highlights

(a)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	17

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class C	(Unaudited)		2014		2013		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$14.37		$13.52		$12.20		$12.38		$13.78		$13.32

Income from investment operations:

Net investment income (loss)	(0.04)		0.09		0.04		0.03		0.06		(0.02)

Net realized and unrealized gain (loss)	0.98		0.78		1.46		0.42		(1.38)		0.48

Total from investment operations	0.94		0.87		1.50		0.45		(1.32)		0.46

Less distributions to shareholders:

Net investment income	(0.03)		(0.02)		(0.18)		(0.07)		(0.06)		—

Net realized gains	—		—		—		(0.56)		(0.02)		—

Total distributions to shareholders	(0.03)		(0.02)		(0.18)		(0.63)		(0.08)		—

Net asset value, end of period	$15.28		$14.37		$13.52		$12.20		$12.38		$13.78

Total return	6.55%		6.48%		12.33%		4.33%		(9.62%)		3.45%

Ratios to average net assets(b)

Total gross expenses	2.11	%(c)	2.11	%(d)	2.13	%(d)	2.16	%(d)	2.19	%(d)	2.22	%(c)

Total net expenses(e)	2.11	%(c)	2.11	%(d)	2.13	%(d)	2.16	%(d)	2.19	%(d)(f)	2.22	%(c)

Net investment income (loss)	(0.50	%)(c)	0.67%		0.31%		0.25%		0.44%		(1.93	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$353		$311		$220		$70		$45		$3

Portfolio turnover	10%		39%		34%		50%		63%		21%

Notes to Financial Highlights

(a)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2015

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class I	(Unaudited)		2014		2013		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$14.66		$13.80		$12.38		$12.54		$13.79		$13.32

Income from investment operations:

Net investment income (loss)	0.06		0.26		0.19		0.20		0.18		(0.01)

Net realized and unrealized gain (loss)	0.99		0.78		1.49		0.38		(1.33)		0.48

Total from investment operations	1.05		1.04		1.68		0.58		(1.15)		0.47

Less distributions to shareholders:

Net investment income	(0.21)		(0.18)		(0.26)		(0.18)		(0.08)		—

Net realized gains	—		—		—		(0.56)		(0.02)		—

Total distributions to shareholders	(0.21)		(0.18)		(0.26)		(0.74)		(0.10)		—

Net asset value, end of period	$15.50		$14.66		$13.80		$12.38		$12.54		$13.79

Total return	7.30%		7.69%		13.73%		5.48%		(8.40%)		3.53%

Ratios to average net assets(b)

Total gross expenses	0.81	%(c)	0.87	%(d)	0.94	%(d)	0.97	%(d)	0.99	%(d)	1.08	%(c)

Total net expenses(e)	0.81	%(c)	0.87	%(d)	0.94	%(d)	0.97	%(d)	0.99	%(d)	1.08	%(c)

Net investment income (loss)	0.78	%(c)	1.89%		1.49%		1.70%		1.31%		(0.78	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$3		$3		$3		$2		$2		$3

Portfolio turnover	10%		39%		34%		50%		63%		21%

Notes to Financial Highlights

(a)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	19

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class R	(Unaudited)		2014		2013		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$14.46		$13.62		$12.27		$12.46		$13.79		$13.32

Income from investment operations:

Net investment income (loss)	(0.00	)(b)	0.15		0.13		0.13		0.16		(0.02)

Net realized and unrealized gain (loss)	0.98		0.78		1.44		0.37		(1.41)		0.49

Total from investment operations	0.98		0.93		1.57		0.50		(1.25)		0.47

Less distributions to shareholders:

Net investment income	(0.10)		(0.09)		(0.22)		(0.13)		(0.06)		—

Net realized gains	—		—		—		(0.56)		(0.02)		—

Total distributions to shareholders	(0.10)		(0.09)		(0.22)		(0.69)		(0.08)		—

Net asset value, end of period	$15.34		$14.46		$13.62		$12.27		$12.46		$13.79

Total return	6.85%		6.89%		12.92%		4.78%		(9.15%)		3.53%

Ratios to average net assets(c)

Total gross expenses	1.61	%(d)	1.61	%(e)	1.63	%(e)	1.63	%(e)	1.70	%(e)	1.73	%(d)

Total net expenses(f)	1.61	%(d)	1.61	%(e)	1.63	%(e)	1.63	%(e)	1.68	%(e)(g)	1.73	%(d)

Net investment income (loss)	(0.01	%)(d)	1.05%		1.01%		1.08%		1.26%		(1.43	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$346		$352		$341		$175		$32		$3

Portfolio turnover	10%		39%		34%		50%		63%		21%

Notes to Financial Highlights

(a)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which is less than 0.01%.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2015

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class R5	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$14.66		$13.80		$12.38		$12.54		$13.79		$11.42

Income from investment operations:

Net investment income	0.06		0.24		0.20		0.21		0.18		0.13

Net realized and unrealized gain (loss)	0.97		0.79		1.48		0.37		(1.33)		2.27

Total from investment operations	1.03		1.03		1.68		0.58		(1.15)		2.40

Less distributions to shareholders:

Net investment income	(0.19)		(0.17)		(0.26)		(0.18)		(0.08)		(0.02)

Net realized gains	—		—		—		(0.56)		(0.02)		(0.01)

Total distributions to shareholders	(0.19)		(0.17)		(0.26)		(0.74)		(0.10)		(0.03)

Net asset value, end of period	$15.50		$14.66		$13.80		$12.38		$12.54		$13.79

Total return	7.19%		7.63%		13.66%		5.44%		(8.42%)		21.06%

Ratios to average net assets(a)

Total gross expenses	0.92	%(b)	0.97	%(c)	0.98	%(c)	1.01	%(c)	0.98	%(c)	1.09%

Total net expenses(d)	0.92	%(b)	0.97	%(c)	0.98	%(c)	1.01	%(c)	0.98	%(c)	1.09%

Net investment income	0.77	%(b)	1.73%		1.51%		1.76%		1.31%		1.09%

Supplemental data

Net assets, end of period (in thousands)	$1,587,403		$899,110		$636,047		$389,978		$504,370		$512,721

Portfolio turnover	10%		39%		34%		50%		63%		21%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Ratios include line of credit interest expense which is less than 0.01%.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	21

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class Z	(Unaudited)		2014		2013		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$14.62		$13.76		$12.36		$12.51		$13.79		$13.32

Income from investment operations:

Net investment income (loss)	0.06		0.24		0.17		0.17		0.19		(0.01)

Net realized and unrealized gain (loss)	0.96		0.78		1.48		0.40		(1.37)		0.48

Total from investment operations	1.02		1.02		1.65		0.57		(1.18)		0.47

Less distributions to shareholders:

Net investment income	(0.17)		(0.16)		(0.25)		(0.16)		(0.08)		—

Net realized gains	—		—		—		(0.56)		(0.02)		—

Total distributions to shareholders	(0.17)		(0.16)		(0.25)		(0.72)		(0.10)		—

Net asset value, end of period	$15.47		$14.62		$13.76		$12.36		$12.51		$13.79

Total return	7.11%		7.50%		13.45%		5.33%		(8.63%)		3.53%

Ratios to average net assets(b)

Total gross expenses	1.10	%(c)	1.11	%(d)	1.13	%(d)	1.15	%(d)	1.24	%(d)	1.23	%(c)

Total net expenses(e)	1.10	%(c)	1.11	%(d)	1.13	%(d)	1.15	%(d)	1.24	%(d)(f)	1.23	%(c)

Net investment income (loss)	0.77	%(c)	1.71%		1.32%		1.41%		1.35%		(0.93	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$796		$336		$284		$243		$97		$3

Portfolio turnover	10%		39%		34%		50%		63%		21%

Notes to Financial Highlights

(a)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2015

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2015 (Unaudited)

Note 1. Organization

Columbia Asia Pacific ex-Japan Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class R, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing

Semiannual Report 2015	23

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

24	Semiannual Report 2015

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.80% to 0.57% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended April 30, 2015 was 0.75% of the Fund’s average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited

(Threadneedle), an affiliate of the Investment Manager and wholly-owned subsidiary of Ameriprise Financial, to serve as the subadviser to the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund’s assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2015 was 0.08% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended April 30, 2015, other expenses paid by the Fund to this company were $1,415.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Semiannual Report 2015	25

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agency fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended April 30, 2015, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.23%
Class C	0.24
Class R	0.24
Class R5	0.05
Class Z	0.24

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2015, no minimum account balance fees were charged by the Fund.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class C shares. For Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $2,000 for Class C shares. These amounts are based on the most recent information available as of March 31, 2015, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $4,525 for Class A shares for the six months ended April 30, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective March 1, 2015	Contractual Expense Cap Prior to March 1, 2015
Class A	1.69%	1.73%
Class C	2.44	2.48
Class I	1.27	1.36
Class R	1.94	1.98
Class R5	1.32	1.41
Class Z	1.44	1.48

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign

26	Semiannual Report 2015

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2015, the cost of investments for federal income tax purposes was approximately $1,356,529,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$250,557,000
Unrealized depreciation	(29,788,000)
Net unrealized appreciation	$220,769,000

The following capital loss carryforwards, determined as of October 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — short-term	25,807,474
No expiration — long-term	6,650,003
Total	32,457,477

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $687,875,105 and $109,518,003, respectively, for the six months ended April 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At April 30, 2015, two unaffiliated shareholders of record owned 99.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement permitted borrowings up to $500 million under the same terms and interest rates as described above.

Semiannual Report 2015	27

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

The Fund had no borrowings during the six months ended April 30, 2015.

Note 9. Significant Risks

Asia Pacific Region Risk

Because the Fund concentrates its investments in the Asia Pacific region, the Fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the Asia Pacific region. Many of the countries in the Asia Pacific region are developing both politically and economically, and may have relatively unstable governments and economies based on a limited number of commodities or industries. Securities markets in the Asia Pacific region are smaller and have a lower trading volume than those in the United States, which may result in the securities of some companies in the Asia Pacific region being less liquid than similar U.S. or other foreign securities. Some currencies in the Asia Pacific region are more volatile than the U.S. dollar and some countries in the Asia Pacific region have restricted the flow of money in and out of the country. If securities of companies in the Asia Pacific region fall out of favor, it may cause the Fund to underperform those funds that do not concentrate in this particular region of the world.

Information Technology Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors.

Financial Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the financial sector than if it were invested in a wider variety of companies in unrelated sectors.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at

28	Semiannual Report 2015

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015	29

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Asia Pacific ex-Japan Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Threadneedle International Limited (the Subadviser), an affiliate of Columbia Management, the Subadviser has provided portfolio management and related services for the Fund.

The Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements) for a two-month period (Short-Term Period) in order to align the Advisory Agreements with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management. The Board took into account the information it received and reviewed concerning Columbia Management’s ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account the Subadviser oversight structure and the Columbia Management team dedicated thereto as well as the contemplated enhancements to the team and its resources. The Board also noted the information it received concerning Columbia Management’s ability to retain its key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

30	Semiannual Report 2015

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

With respect to the Subadviser[s], the Board observed that it had previously approved the Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement for the Short-Term Period. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement for the Short-Term Period. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below), as well as the Investment Manager’s recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser the Board concluded that the services being performed under the Subadvisory Agreement were acceptable for purposes of renewal for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. Additionally, the Board reviewed the performance of the Subadviser and Columbia Management’s process for monitoring the Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser. The Board observed that for purposes of approving the Advisory Agreements for the Short-Term Period, the Fund’s performance was acceptable.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund).

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. For purposes of approving the Advisory Agreements for the Short-Term Period, the Board concluded that the investment management service and subadvisory fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Semiannual Report 2015	31

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the Advisory Agreements for the Short-Term Period, fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the Advisory Agreements for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements for the Short-Term Period.

32	Semiannual Report 2015

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015	33

Columbia Asia Pacific ex-Japan Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR119_10_E01_(06/15)

SEMIANNUAL REPORT

April 30, 2015

COLUMBIA GLOBAL BOND FUND

PRESIDENT’S MESSAGE

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the “About Us” tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

■	Fund and strategy names

■	Established investment teams, philosophies and processes

■	Account services, features, servicing phone numbers and mailing addresses

■	Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children’s education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

* Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA GLOBAL BOND FUND

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA GLOBAL BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Global Bond Fund (the Fund) Class A shares returned -0.68% excluding sales charges for the six-month period that ended April 30, 2015.

■	The Fund outperformed its benchmark, the Barclays Global Aggregate Index, which returned -1.92% for the six months.

Average Annual Total Returns (%) (for period ended April 30, 2015)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	03/20/89
Excluding sales charges		-0.68	-1.77	2.08	3.12
Including sales charges		-5.33	-6.46	1.09	2.61
Class B	03/20/95
Excluding sales charges		-0.88	-2.42	1.35	2.35
Including sales charges		-5.71	-7.18	1.01	2.35
Class C	06/26/00
Excluding sales charges		-0.89	-2.46	1.35	2.35
Including sales charges		-1.86	-3.41	1.35	2.35
Class I	03/04/04	-0.53	-1.47	2.51	3.54
Class K	03/20/95	-0.52	-1.61	2.24	3.32
Class R*	03/15/10	-0.63	-1.88	1.84	2.82
Class W*	12/01/06	-0.68	-1.77	2.04	3.10
Class Y*	11/08/12	-0.38	-1.32	2.32	3.24
Class Z*	09/27/10	-0.42	-1.51	2.36	3.26
Barclays Global Aggregate Index		-1.92	-3.73	2.52	3.59

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Barclays Global Aggregate Index is a broad-based benchmark that measures the global investment grade fixed-rate debt markets.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2015

COLUMBIA GLOBAL BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Country Breakdown (%) (at April 30, 2015)
Argentina	0.2
Australia	4.7
Belgium	0.0	(a)
Bermuda	0.7
Brazil	5.6
Canada	0.5
Caymen Islands	0.9
Chile	0.3
Colombia	2.0
Dominican Republic	0.8
El Salvador	0.2
France	0.1
Georgia	0.3
Ghana	0.3
Guatemala	0.4
Hungary	0.7
Indonesia	4.1
Ireland	0.1
Italy	2.7
Kazakhstan	0.2
Lithuania	0.5
Luxembourg	0.2
Malaysia	2.7
Mexico	5.7
Netherlands	0.4
New Zealand	3.2
Panama	0.1
Paraguay	0.1
Peru	0.9
Philippines	0.3
Romania	2.9
Russian Federation	1.4
Serbia	0.2
Spain	2.8
Thailand	0.8
Trinidad and Tobago	0.5
Turkey	2.0
Ukraine	0.2
United Kingdom	3.8
United States(b)	45.4
Venezuela	0.7
Virgin Islands	0.0	(a)
Zambia	0.4
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

(b)	Includes investments in Money Market Funds.

Portfolio Management

Jim Cielinski

Matthew Cobon

Gene Tannuzzo, CFA

Effective May 1, 2015, Zach Pandl no longer serves as a Portfolio Manager of the Fund.

Semiannual Report 2015	3

COLUMBIA GLOBAL BOND FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Quality Breakdown (%) (at April 30, 2015)
AAA rating	12.4
AA rating	8.0
A rating	13.3
BBB rating	43.9
BB rating	9.1
B rating	6.5
CCC rating	1.7
Not rated	5.1
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other country-specific factors as the direction and stance of fiscal policy, balance of payment trends and commodity prices, the level and structure of public debt as well as political stability and commitment to strong macroeconomic policies.

4	Semiannual Report 2015

COLUMBIA GLOBAL BOND FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2014 – April 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	993.20	1,019.39	5.39	5.46	1.09
Class B	1,000.00	1,000.00	991.20	1,015.67	9.08	9.20	1.84
Class C	1,000.00	1,000.00	991.10	1,015.67	9.08	9.20	1.84
Class I	1,000.00	1,000.00	994.70	1,021.57	3.21	3.26	0.65
Class K	1,000.00	1,000.00	994.80	1,020.08	4.70	4.76	0.95
Class R	1,000.00	1,000.00	993.70	1,018.15	6.62	6.71	1.34
Class W	1,000.00	1,000.00	993.20	1,019.39	5.39	5.46	1.09
Class Y	1,000.00	1,000.00	996.20	1,021.57	3.22	3.26	0.65
Class Z	1,000.00	1,000.00	995.80	1,020.63	4.16	4.21	0.84

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015	5

COLUMBIA GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 28.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AUSTRALIA 0.6%
FMG Resources August 2006 Proprietary Ltd.(a)
03/01/22	9.750%	17,000	17,521

Woodside Finance Ltd.(a)
05/10/21	4.600%	605,000	654,003

Total			671,524

BELGIUM —%
Calcipar SA
05/01/18	6.875%	37,000	38,272

CANADA 0.5%
BC ULC/New Red Finance Inc.(a)
04/01/22	6.000%	39,000	40,267

Bombardier, Inc.(a)
03/15/20	7.750%	8,000	8,459
03/15/25	7.500%	20,000	19,825

Catamaran Corp.
03/15/21	4.750%	10,000	10,950

Cogeco Cable, Inc.(a)
05/01/20	4.875%	22,000	22,577

Concordia Healthcare Corp.(a)
04/15/23	7.000%	15,000	15,225

MDC Partners, Inc.(a)
04/01/20	6.750%	54,000	54,810

NOVA Chemicals Corp.(a)
05/01/25	5.000%	19,000	20,021

Thomson Reuters Corp.
05/23/43	4.500%	65,000	63,472

TransCanada PipeLines Ltd.
10/16/23	3.750%	110,000	115,014

Valeant Pharmaceuticals International, Inc.(a)
08/15/18	6.750%	14,000	14,823
07/15/21	7.500%	20,000	21,700
12/01/21	5.625%	7,000	7,193
07/15/22	7.250%	19,000	20,259
03/01/23	5.500%	14,000	14,175
05/15/23	5.875%	71,000	72,864
04/15/25	6.125%	52,000	53,657

Videotron Ltd.(a)
06/15/24	5.375%	39,000	40,414

Total			615,705

CHILE 0.3%
ENTEL Chile SA(a)
08/01/26	4.750%	300,000	314,487

FRANCE 0.1%
Numericable-SFR(a)
05/15/22	6.000%	50,000	51,219

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IRELAND 0.1%
AerCap Ireland Capital Ltd./Global Aviation Trust(a)
05/15/21	4.500%	89,000	93,673

Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
01/31/21	6.750%	16,000	16,600

Grifols Worldwide Operations Ltd.(a)
04/01/22	5.250%	22,000	22,495

Total			132,768

ITALY 0.1%
Telecom Italia Capital SA
06/18/19	7.175%	14,000	16,100

Telecom Italia SpA(a)
05/30/24	5.303%	22,000	23,181

Wind Acquisition Finance SA(a)
04/30/20	6.500%	25,000	26,563
07/15/20	4.750%	23,000	23,000

Total			88,844

LUXEMBOURG 0.2%
Altice SA(a)
05/15/22	7.750%	12,000	12,120
02/15/25	7.625%	46,000	46,690

ArcelorMittal
02/25/22	7.000%	4,000	4,358

INEOS Group Holdings SA(a)
08/15/18	6.125%	3,000	3,053
02/15/19	5.875%	34,000	34,425

Intelsat Jackson Holdings SA
10/15/20	7.250%	83,000	85,583

Total			186,229

MEXICO 0.5%
Cemex SAB de CV
01/15/21	7.250%	300,000	324,750

Grupo Bimbo SAB de CV(a)
06/27/44	4.875%	285,000	278,422

Total			603,172

NETHERLANDS 0.4%
Heineken NV(a)
04/01/22	3.400%	325,000	336,213

LYB International Finance BV
03/15/44	4.875%	40,000	42,270

NXP BV/Funding LLC(a)
02/15/21	5.750%	39,000	41,437

Schaeffler Finance BV(a)
05/15/21	4.750%	9,000	9,203

Schaeffler Holding Finance BV PIK(a)
08/15/18	6.875%	24,000	25,020

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2015

COLUMBIA GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sensata Technologies BV(a)
10/01/25	5.000%	36,000	37,170

Total			491,313

RUSSIAN FEDERATION 0.2%
Sibur Securities Ltd.(a)
01/31/18	3.914%	300,000	271,671

UKRAINE 0.2%
MHP SA(a)
04/02/20	8.250%	250,000	203,750

UNITED KINGDOM 0.7%
Jaguar Land Rover Automotive PLC(a)
02/01/23	5.625%	43,000	45,580

Royal Bank of Scotland Group PLC
05/28/24	5.125%	44,000	45,445

Sky PLC(a)
11/26/22	3.125%	670,000	663,272

Virgin Media Finance PLC(a)
01/15/25	5.750%	47,000	47,764

Total			802,061

UNITED STATES 24.4%
ADT Corp. (The)
03/15/20	5.250%	6,000	6,330
07/15/22	3.500%	28,000	26,390

AES Corp. (The)
07/01/21	7.375%	56,000	62,317

AMC Entertainment, Inc.
02/15/22	5.875%	16,000	16,600

AMC Networks, Inc.
07/15/21	7.750%	18,000	19,620
12/15/22	4.750%	47,000	47,881

APX Group, Inc.
12/01/19	6.375%	61,000	60,847

AT&T, Inc.
06/15/45	4.350%	770,000	711,547

Acadia Healthcare Co., Inc.
07/01/22	5.125%	15,000	14,963

Acadia Healthcare Co., Inc.(a)
02/15/23	5.625%	4,000	4,090

Activision Blizzard, Inc.(a)
09/15/21	5.625%	70,000	74,812

Actuant Corp.
06/15/22	5.625%	36,000	37,260

Air Medical Merger Sub Corp.(a)
05/15/23	6.375%	17,000	16,511

Aircastle Ltd.
03/15/21	5.125%	24,000	25,169
02/15/22	5.500%	5,000	5,338

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Alcoa, Inc.
10/01/24	5.125%	25,000	26,948

Allegion US Holding Co., Inc.
10/01/21	5.750%	27,000	28,417

Alliance Data Systems Corp.(a)
12/01/17	5.250%	25,000	26,000
04/01/20	6.375%	34,000	35,402
08/01/22	5.375%	31,000	31,310

Ally Financial, Inc.
03/15/20	8.000%	38,000	45,030
09/15/20	7.500%	89,000	104,255
02/13/22	4.125%	43,000	42,140
09/30/24	5.125%	12,000	12,450
03/30/25	4.625%	17,000	16,947

American Axle & Manufacturing, Inc.
02/15/19	5.125%	12,000	12,360
11/15/19	7.750%	8,000	9,080
03/15/21	6.250%	23,000	24,208

American Builders & Contractors Supply Co., Inc.(a)
04/15/21	5.625%	44,000	45,320

Amsted Industries, Inc.(a)
03/15/22	5.000%	15,000	15,469
09/15/24	5.375%	31,000	31,620

Amsurg Corp.
11/30/20	5.625%	15,000	15,356
07/15/22	5.625%	10,000	10,152

Ancestry.com, Inc.
12/15/20	11.000%	25,000	28,437

Angus Chemical Co.(a)
02/15/23	8.750%	20,000	19,925

Antero Resources Corp.
12/01/22	5.125%	33,000	32,835

Antero Resources Corp.(a)
06/01/23	5.625%	47,000	47,999

Aramark Services, Inc.
03/15/20	5.750%	49,000	51,082

ArcelorMittal
03/01/21	6.250%	39,000	40,784

Asbury Automotive Group, Inc.
12/15/24	6.000%	14,000	14,595

Ashtead Capital, Inc.(a)
07/15/22	6.500%	16,000	17,200

Audatex North America, Inc.(a)
06/15/21	6.000%	20,000	20,656
11/01/23	6.125%	10,000	10,425

Aviation Capital Group Corp.(a)
04/06/21	6.750%	2,000	2,323

Avis Budget Car Rental LLC/Finance, Inc.
04/01/23	5.500%	28,000	28,551

Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/25	5.250%	28,000	27,720

Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc.(a)
05/01/21	7.375%	19,000	20,663

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	7

COLUMBIA GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
B&G Foods, Inc.
06/01/21	4.625%	33,000	33,082

Bank of America Corp.
07/24/23	4.100%	320,000	336,616

Berkshire Hathaway Finance Corp.
05/15/42	4.400%	500,000	537,105

Berry Plastics Corp.
05/15/22	5.500%	10,000	10,363

Blue Racer Midstream LLC/Finance Corp.(a)
11/15/22	6.125%	32,000	33,280

CB Richard Ellis Services, Inc.
03/15/25	5.250%	47,000	50,877

CCO Holdings LLC/Capital Corp.
03/15/21	5.250%	20,000	20,200
01/31/22	6.625%	36,000	38,340
09/30/22	5.250%	1,000	999

CCO Holdings LLC/Capital Corp.(a)
05/01/23	5.125%	2,000	1,980
05/01/25	5.375%	10,000	9,825
05/01/27	5.875%	46,000	45,310

CHS/Community Health Systems, Inc.
08/01/21	5.125%	6,000	6,210
02/01/22	6.875%	71,000	75,349

CIT Group, Inc.
05/15/20	5.375%	75,000	79,406

CIT Group, Inc.(a)
04/01/18	6.625%	70,000	75,425

CMS Energy Corp.
03/31/43	4.700%	335,000	367,849

CSC Holdings LLC
11/15/21	6.750%	69,000	78,315

Calpine Corp.(a)
01/15/22	6.000%	74,000	78,810

Capsugel SA PIK(a)
05/15/19	7.000%	5,000	5,100

Carrizo Oil & Gas, Inc.
04/15/23	6.250%	38,000	38,570

Case New Holland Industrial, Inc.
12/01/17	7.875%	53,000	58,432

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	15,000	15,563

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.(a)
06/01/24	5.375%	7,000	7,228

Celanese U.S. Holdings LLC
06/15/21	5.875%	27,000	29,632

Centene Corp.
05/15/22	4.750%	27,000	28,417

CenterPoint Energy Houston Electric LLC
04/01/44	4.500%	150,000	167,842

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CenturyLink, Inc.
03/15/22	5.800%	12,000	12,450
12/01/23	6.750%	51,000	55,170

CenturyLink, Inc.(a)
04/01/25	5.625%	20,000	19,975

Cequel Communications Holdings I LLC/Capital Corp.(a)
09/15/20	6.375%	49,000	51,634

Chesapeake Energy Corp.
08/15/20	6.625%	126,000	129,780
03/15/23	5.750%	7,000	6,843

Cimarex Energy Co.
06/01/24	4.375%	6,000	6,075

Cinemark USA, Inc.
12/15/22	5.125%	12,000	12,404

Clean Harbors, Inc.
08/01/20	5.250%	44,000	45,320

Clear Channel Worldwide Holdings, Inc.
11/15/22	6.500%	82,000	86,715

Colorado Interstate Gas Co. LLC
11/15/15	6.800%	1,000,000	1,030,493

Compass Minerals International, Inc.(a)
07/15/24	4.875%	30,000	30,300

Comstock Resources, Inc.(a)
03/15/20	10.000%	24,000	23,520

ConAgra Foods, Inc.
09/15/22	3.250%	630,000	622,424

Concho Resources, Inc.
04/01/23	5.500%	73,000	74,004

Constellation Brands, Inc.
11/15/19	3.875%	7,000	7,245
05/01/21	3.750%	9,000	9,180
05/01/23	4.250%	10,000	10,288
11/15/24	4.750%	7,000	7,420

Continental Resources, Inc.
09/15/22	5.000%	139,000	141,085

Crestwood Midstream Partners LP/Finance Corp.
12/15/20	6.000%	3,000	3,075

Crestwood Midstream Partners LP/Finance Corp.(a)
04/01/23	6.250%	27,000	28,215

Crown Castle International Corp.
01/15/23	5.250%	54,000	57,002

CrownRock LP/Finance, Inc.(a)
02/15/23	7.750%	22,000	23,320

CyrusOne LP/Finance Corp.
11/15/22	6.375%	37,000	38,989

D.R. Horton, Inc.
03/01/19	3.750%	19,000	19,238

DISH DBS Corp.
06/01/21	6.750%	52,000	55,059
07/15/22	5.875%	27,000	27,202
03/15/23	5.000%	21,000	19,898

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2015

COLUMBIA GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DR Horton, Inc.
02/15/20	4.000%	5,000	5,075

DaVita HealthCare Partners, Inc.
08/15/22	5.750%	51,000	54,187
05/01/25	5.000%	26,000	25,951

Darling Ingredients, Inc.
01/15/22	5.375%	20,000	20,350

Diamond Foods, Inc.(a)
03/15/19	7.000%	21,000	21,735

Diamondback Energy, Inc.
10/01/21	7.625%	7,000	7,578

DigitalGlobe, Inc.(a)
02/01/21	5.250%	14,000	14,105

Dominion Resources, Inc.
09/15/42	4.050%	170,000	166,392

Dow Chemical Co. (The)
10/01/44	4.625%	50,000	50,916

Duke Energy Corp.
08/15/22	3.050%	155,000	158,193

E*TRADE Financial Corp.
11/15/22	5.375%	25,000	26,562
09/15/23	4.625%	20,000	20,425

EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	37,000	39,590
09/01/22	7.750%	6,000	6,300

ERAC U.S.A. Finance LLC(a)
03/15/42	5.625%	309,000	356,977
02/15/45	4.500%	175,000	172,707

Eco Services Operations LLC/Finance Corp.(a)
11/01/22	8.500%	10,000	10,200

Endo Finance LLC/Finco, Inc.(a)
02/01/25	6.000%	32,000	32,820

Entegris, Inc.(a)
04/01/22	6.000%	21,000	21,945

Enterprise Products Operating LLC
03/15/23	3.350%	335,000	337,111
02/15/45	5.100%	250,000	267,014

Equinix, Inc.
01/01/22	5.375%	32,000	33,200

ExamWorks Group, Inc.
04/15/23	5.625%	11,000	11,358

FCA US LLC/CG Co-Issuer, Inc.
06/15/21	8.250%	45,000	49,669

FTI Consulting, Inc.
11/15/22	6.000%	11,000	11,715

Family Tree Escrow LLC(a)
03/01/20	5.250%	6,000	6,285
03/01/23	5.750%	28,000	29,400

First Data Corp.
01/15/21	12.625%	33,000	38,956

First Data Corp.(a)
06/15/19	7.375%	68,000	70,805

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Five Corners Funding Trust(a)
11/15/23	4.419%	195,000	208,646

Florida East Coast Holdings Corp.(a)
05/01/19	6.750%	16,000	15,920

Fresenius Medical Care U.S. Finance II, Inc.(a)
07/31/19	5.625%	14,000	15,295
01/31/22	5.875%	11,000	12,045
10/15/24	4.750%	14,000	14,630

Fresenius Medical Care U.S. Finance, Inc.(a)
09/15/18	6.500%	9,000	10,080

Frontier Communications Corp.
07/01/21	9.250%	10,000	11,363
09/15/21	6.250%	3,000	2,978
04/15/22	8.750%	15,000	16,425
01/15/23	7.125%	18,000	18,090
01/15/25	6.875%	48,000	46,488

GLP Capital LP/Financing II, Inc.
11/01/20	4.875%	17,000	17,298
11/01/23	5.375%	23,000	23,920

Gannett Co., Inc.
10/15/23	6.375%	4,000	4,330

Gannett Co., Inc.(a)
09/15/21	4.875%	10,000	10,275
09/15/24	5.500%	11,000	11,440

Gates Global LLC/Co.(a)
07/15/22	6.000%	37,000	34,502

General Motors Co.
10/02/23	4.875%	71,000	76,894

General Motors Financial Co., Inc.
09/25/21	4.375%	7,000	7,437
01/15/25	4.000%	9,000	9,056

Gibraltar Industries, Inc.
02/01/21	6.250%	9,000	9,135

Graphic Packaging International, Inc.
04/15/21	4.750%	29,000	30,160

Group 1 Automotive, Inc.(a)
06/01/22	5.000%	8,000	8,040

H&E Equipment Services, Inc.
09/01/22	7.000%	24,000	25,140

HCA Holdings, Inc.
02/15/21	6.250%	33,000	36,036

HCA, Inc.
05/01/23	5.875%	102,000	110,287
02/01/25	5.375%	13,000	13,650
04/15/25	5.250%	33,000	35,764

HD Supply, Inc.
07/15/20	7.500%	24,000	25,740

HD Supply, Inc.(a)
12/15/21	5.250%	18,000	18,675

HUB International Ltd.(a)
10/01/21	7.875%	53,000	54,590

Halcon Resources Corp.
05/15/21	8.875%	21,000	16,401

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	9

COLUMBIA GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Halcon Resources Corp.(a)(b)
02/01/20	8.625%	21,000	21,853

Hilcorp Energy I LP/Finance Co.(a)
12/01/24	5.000%	14,000	13,580

Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	51,000	53,805

Huntington Ingalls Industries, Inc.(a)
12/15/21	5.000%	11,000	11,371

Huntsman International LLC
11/15/20	4.875%	44,000	44,440

IHS, Inc.(a)
11/01/22	5.000%	15,000	15,000

IMS Health, Inc.(a)
11/01/20	6.000%	33,000	34,320

Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	11,000	11,566
02/01/22	5.875%	29,000	29,976

Indiana Michigan Power Co.
03/15/23	3.200%	1,070,000	1,092,822

International Game Technology PLC(a)
02/15/22	6.250%	56,000	55,300

International Lease Finance Corp.
04/15/18	3.875%	6,000	6,135
12/15/20	8.250%	72,000	88,200

Interval Acquisition Corp.(a)
04/15/23	5.625%	20,000	20,250

Ipalco Enterprises, Inc.
05/01/18	5.000%	60,000	63,900

JM Huber Corp.(a)
11/01/19	9.875%	80,000	86,300

Jaguar Holding Co. II/Merger Sub, Inc.(a)
12/01/19	9.500%	16,000	17,200

Kinder Morgan Energy Partners LP
09/01/22	3.950%	1,050,000	1,065,161
02/15/23	3.450%	90,000	87,326

L Brands, Inc.
04/01/21	6.625%	49,000	56,105

L-3 Communications Corp.
02/15/21	4.950%	435,000	474,145

Lamar Media Corp.
02/01/22	5.875%	18,000	19,035
01/15/24	5.375%	15,000	15,659

Laredo Petroleum, Inc.
01/15/22	5.625%	23,000	23,144
05/01/22	7.375%	67,000	71,690
03/15/23	6.250%	14,000	14,490

Level 3 Communications, Inc.
12/01/22	5.750%	21,000	21,538

Level 3 Financing, Inc.
01/15/21	6.125%	13,000	13,764
08/15/22	5.375%	75,000	76,594

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Level 3 Financing, Inc.(a)
02/01/23	5.625%	19,000	19,475
05/01/25	5.375%	28,000	28,000

Liberty Mutual Group, Inc.(a)
05/01/22	4.950%	355,000	390,691
06/15/23	4.250%	500,000	529,315

LifePoint Hospitals, Inc.
12/01/21	5.500%	34,000	35,737

Loews Corp.
05/15/23	2.625%	280,000	274,011

MGM Resorts International
10/01/20	6.750%	12,000	12,915
12/15/21	6.625%	50,000	53,500
03/15/23	6.000%	7,000	7,249

MSCI, Inc.(a)
11/15/24	5.250%	29,000	30,160

Mallinckrodt International Finance SA/CB LLC(a)
04/15/25	5.500%	9,000	9,180

MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	73,000	77,380
02/15/23	5.500%	39,000	40,657
07/15/23	4.500%	9,000	9,023
12/01/24	4.875%	80,000	82,752

Masco Corp.
04/01/25	4.450%	26,000	26,845

Matador Resources Co.(a)
04/15/23	6.875%	7,000	7,193

Meritage Homes Corp.
03/01/18	4.500%	12,000	12,225
04/15/20	7.150%	3,000	3,255
04/01/22	7.000%	36,000	38,520

NBCUniversal Media LLC
01/15/43	4.450%	410,000	428,681

NCR Corp.
12/15/21	5.875%	6,000	6,150
12/15/23	6.375%	7,000	7,368

NRG Energy, Inc.
07/15/22	6.250%	35,000	36,312

NRG Yield Operating LLC(a)
08/15/24	5.375%	25,000	25,937

Navient Corp.
01/15/19	5.500%	7,000	7,116
10/26/20	5.000%	3,000	2,925
01/25/22	7.250%	24,000	25,440
03/25/24	6.125%	24,000	23,310
10/25/24	5.875%	41,000	38,745

Netflix, Inc.(a)
02/15/22	5.500%	18,000	18,945
02/15/25	5.875%	25,000	26,625

Newfield Exploration Co.
01/01/26	5.375%	15,000	15,600

Nielsen Finance Co. SARL (The)(a)
10/01/21	5.500%	24,000	24,720

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2015

COLUMBIA GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nielsen Finance LLC/Co.
10/01/20	4.500%	59,000	60,032

Nielsen Finance LLC/Co.(a)
04/15/22	5.000%	13,000	13,072

Nortek, Inc.
04/15/21	8.500%	32,000	34,560

Northwest Pipeline LLC
04/15/17	5.950%	460,000	497,087

Nuance Communications, Inc.(a)
08/15/20	5.375%	14,000	14,175

Oasis Petroleum, Inc.
03/15/22	6.875%	49,000	49,857
01/15/23	6.875%	56,000	56,840

Omnicare, Inc.
12/01/22	4.750%	16,000	17,480
12/01/24	5.000%	6,000	6,540

OneMain Financial Holdings, Inc.(a)
12/15/19	6.750%	28,000	29,400
12/15/21	7.250%	2,000	2,117

Outfront Media Capital LLC/Corp.
02/15/22	5.250%	4,000	4,160
02/15/24	5.625%	15,000	15,769
03/15/25	5.875%	37,000	39,312

PPL Capital Funding, Inc.
06/01/23	3.400%	885,000	907,919

PQ Corp.(a)
11/01/18	8.750%	64,000	66,483

Parsley Energy LLC/Finance Corp.(a)
02/15/22	7.500%	50,000	52,250

Peabody Energy Corp.
11/15/18	6.000%	14,000	11,034

Penn National Gaming, Inc.
11/01/21	5.875%	11,000	10,973

Penske Automotive Group, Inc.
10/01/22	5.750%	22,000	23,100
12/01/24	5.375%	21,000	21,840

PetSmart, Inc.(a)
03/15/23	7.125%	24,000	25,200

Physio-Control International, Inc.(a)
01/15/19	9.875%	30,000	32,025

Pinnacle Entertainment, Inc.
08/01/21	6.375%	19,000	20,188

Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	39,000	39,390

Post Holdings, Inc.
02/15/22	7.375%	4,000	4,150

Post Holdings, Inc.(a)
12/15/22	6.000%	20,000	19,500

Progress Energy, Inc.
04/01/22	3.150%	1,325,000	1,357,404

Provident Funding Associates LP/Finance Corp.(a)
06/15/21	6.750%	49,000	46,672

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Qualitytech LP/Finance Corp.
08/01/22	5.875%	15,000	15,375

RHP Hotel Properties LP/Finance Corp.(a)
04/15/23	5.000%	6,000	6,120

RSI Home Products, Inc.(a)
03/15/23	6.500%	15,000	15,600

RSP Permian, Inc.(a)
10/01/22	6.625%	10,000	10,380

Radio One, Inc.(a)
04/15/22	7.375%	20,000	20,200

Range Resources Corp.
03/15/23	5.000%	38,000	38,570

Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	24,000	25,440
03/01/22	5.875%	38,000	42,465
10/01/22	5.000%	7,000	7,508
04/15/23	5.500%	17,000	17,978

Reynolds Group Issuer, Inc./LLC
08/15/19	7.875%	83,000	87,357

Rite Aid Corp.(a)
04/01/23	6.125%	57,000	59,066

Riverbed Technology, Inc.(a)
03/01/23	8.875%	11,000	11,124

SBA Communications Corp.(a)
07/15/22	4.875%	31,000	30,651

SBA Telecommunications, Inc.
07/15/20	5.750%	25,000	26,187

SM Energy Co.
01/15/24	5.000%	2,000	1,965

SM Energy Co.(a)
11/15/22	6.125%	19,000	19,950

STHI Holding Corp.(a)
03/15/18	8.000%	51,000	53,154

Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	26,000	27,495

Scientific Games International, Inc.(a)
01/01/22	7.000%	46,000	47,955
12/01/22	10.000%	51,000	47,302

Sealed Air Corp.(a)
09/15/21	8.375%	21,000	23,678

Sempra Energy
12/01/23	4.050%	180,000	192,109

Serta Simmons Holdings LLC(a)
10/01/20	8.125%	19,000	20,140

Service Corp. International
01/15/22	5.375%	19,000	20,140

Sirius XM Radio, Inc.(a)
04/15/25	5.375%	25,000	25,125

Southern Natural Gas Co. LLC(a)
04/01/17	5.900%	2,131,000	2,286,081

Spectrum Brands, Inc.
11/15/20	6.375%	45,000	47,610
11/15/22	6.625%	32,000	34,240

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	11

COLUMBIA GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springleaf Finance Corp.
12/15/17	6.900%	60,000	63,900
06/01/20	6.000%	4,000	4,090

Springs Industries, Inc.
06/01/21	6.250%	44,000	43,670

Sprint Communications, Inc.(a)
11/15/18	9.000%	37,000	42,226
03/01/20	7.000%	37,000	40,931

Sprint Corp.
09/15/21	7.250%	5,000	5,019
06/15/24	7.125%	34,000	32,682
02/15/25	7.625%	32,000	31,469

Standard Pacific Corp.
12/15/21	6.250%	14,000	14,910
11/15/24	5.875%	8,000	8,300

Surgical Care Affiliates, Inc.(a)
04/01/23	6.000%	12,000	12,270

Synovus Financial Corp.
02/15/19	7.875%	54,000	60,817

T-Mobile USA, Inc.
04/28/20	6.542%	9,000	9,495
04/28/21	6.633%	26,000	27,430
01/15/22	6.125%	11,000	11,344
04/28/22	6.731%	10,000	10,538
03/01/23	6.000%	38,000	38,724
04/01/23	6.625%	4,000	4,153
04/28/23	6.836%	9,000	9,518
01/15/24	6.500%	11,000	11,481
03/01/25	6.375%	19,000	19,513

TRI Pointe Holdings, Inc.(a)
06/15/19	4.375%	7,000	6,895

Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	2,000	2,040
11/15/23	4.250%	25,000	24,375

Targa Resources Partners LP/Finance Corp.(a)
01/15/18	5.000%	36,000	37,350
11/15/19	4.125%	13,000	13,033

Taylor Morrison Communities, Inc./Monarch, Inc.
04/15/20	7.750%	44,000	46,558

Taylor Morrison Communities, Inc./Monarch, Inc.(a)
04/15/23	5.875%	22,000	22,440

Teleflex, Inc.
06/15/24	5.250%	2,000	2,020

Tempur Sealy International, Inc.
12/15/20	6.875%	26,000	27,690

Tenet Healthcare Corp.
06/01/20	4.750%	31,000	31,542
10/01/20	6.000%	37,000	39,497

Tenet Healthcare Corp.(a)
03/01/19	5.500%	55,000	55,344

TerraForm Power Operating LLC(a)
02/01/23	5.875%	20,000	20,850

Tesoro Logistics LP/Finance Corp.(a)
10/15/19	5.500%	7,000	7,403
10/15/22	6.250%	22,000	23,348

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Time Warner Cable, Inc.
09/15/42	4.500%	385,000	327,434

TransDigm, Inc.
10/15/20	5.500%	31,000	30,457

Transcontinental Gas Pipe Line Co. LLC
04/15/16	6.400%	2,255,000	2,364,293

USG Corp.(a)
11/01/21	5.875%	9,000	9,653
03/01/25	5.500%	4,000	4,200

United Rentals North America, Inc.
05/15/20	7.375%	41,000	44,210
04/15/22	7.625%	21,000	23,153
06/15/23	6.125%	4,000	4,193

Universal Health Services, Inc.(a)
08/01/22	4.750%	39,000	40,950

Univision Communications, Inc.(a)
09/15/22	6.750%	26,000	27,919
05/15/23	5.125%	38,000	38,427
02/15/25	5.125%	87,000	87,652

Vail Resorts, Inc.
05/01/19	6.500%	42,000	43,365

Valeant Pharmaceuticals International, Inc.(a)
10/15/20	6.375%	35,000	36,881

VeriSign, Inc.
05/01/23	4.625%	14,000	13,993

VeriSign, Inc.(a)
04/01/25	5.250%	24,000	24,809

Verizon Communications, Inc.
11/01/42	3.850%	825,000	735,271

Virgin Media Secured Finance PLC(a)
04/15/21	5.375%	14,400	15,030

WR Grace & Co.(a)
10/01/21	5.125%	14,000	14,595

WhiteWave Foods Co. (The)
10/01/22	5.375%	26,000	27,950

Whiting Petroleum Corp.
03/15/21	5.750%	41,000	41,590

Whiting Petroleum Corp.(a)
04/01/23	6.250%	31,000	32,046

Windstream Corp.
10/15/20	7.750%	8,000	8,220

Yum! Brands, Inc.
11/01/23	3.875%	270,000	278,845

ZF North America Capital, Inc.(a)
04/29/25	4.750%	55,000	55,137

Zayo Group LLC/Capital, Inc.(a)
04/01/23	6.000%	74,000	74,370

Zebra Technologies Corp.(a)
10/15/22	7.250%	33,000	35,640

iHeartCommunications, Inc.
09/15/22	9.000%	51,000	48,705

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2015

COLUMBIA GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
iHeartCommunications, Inc.(a)
03/15/23	10.625%	25,000	25,375

iStar Financial, Inc.
07/01/19	5.000%	21,000	20,921

Total			28,046,302

VIRGIN ISLANDS —%
Platform Specialty Products Corp.(a)
02/01/22	6.500%	47,000	49,115

Total Corporate Bonds & Notes
(Cost: $31,614,789)			32,566,432

Residential Mortgage-Backed Securities — Agency 0.5%
UNITED STATES 0.5%
Federal Home Loan Mortgage Corp.(c)
09/01/2017 - 08/01/2033	6.500%	113,678	128,134

Federal National Mortgage Association(c)
04/01/17	6.500%	28,758	29,688
05/01/32 - 11/01/32	7.500%	202,457	238,022

Federal National Mortgage Association(c)(d)
04/01/33	6.000%	140,137	161,483

Total			557,327

Total Residential Mortgage-Backed Securities — Agency
(Cost: $501,610)			557,327

Residential Mortgage-Backed Securities — Non-Agency 0.5%
UNITED STATES 0.5%
Citigroup Mortgage Loan Trust, Inc. CMO Series 2013-2 Class 1A3(a)(c)(e)
11/25/37	2.612%	619,221	608,352

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $629,464)			608,352

Commercial Mortgage-Backed Securities — Agency 3.5%
UNITED STATES 3.5%
Government National Mortgage Association(c) Series 2013-13 Class AC
04/16/46	1.700%	2,007,706	1,935,742
Series 2013-33 Class AC
05/16/46	1.744%	2,160,470	2,105,760

Total			4,041,502

Total Commercial Mortgage-Backed Securities — Agency
(Cost: $4,136,026)			4,041,502

Commercial Mortgage-Backed Securities — Non-Agency 4.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UNITED STATES 4.7%
American Homes 4 Rent Series 2015-SFR1 Class A(a)(c)
04/17/52	3.467%	1,000,000	1,017,942

Banc of America Merrill Lynch Re-Remic Trust Series 2014-FRR7 Class A(a)(c)(e)
10/26/44	2.431%	700,000	689,474

Extended Stay America Trust Series 2013-ESH5 Class A25(a)(c)
12/05/31	1.830%	1,000,000	996,666

General Electric Capital Assurance Co. Series 2003-1 Class A4(a)(c)(e)
05/12/35	5.254%	11,704	11,762

JPMorgan Chase Commercial Mortgage Securities Trust(c) Series 2006-LDP9 Class AM
05/15/47	5.372%	550,000	570,182

JPMorgan Chase Commercial Mortgage Securities Trust(c)(e) Series 2005-LDP3 Class ASB
08/15/42	4.893%	37,290	37,353

ORES NPL LLC(a)(c) Series 2013-LV2 Class A
09/25/25	3.081%	1,154,929	1,155,287
Series 2014-LV3 Class A
03/27/24	3.000%	486,178	486,178

VFC LLC Series 2015-3 Class A(a)(c)
12/20/31	2.750%	469,231	468,000

Total			5,432,844

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $5,417,712)			5,432,844

Asset-Backed Securities — Non-Agency 5.5%
BERMUDA 0.7%
Cronos Containers Program I Ltd. Series 2013-1A Class A(a)
04/18/28	3.080%	800,000	801,066

CAYMAN ISLANDS 0.8%
Octagon Investment Partners XXI Ltd. Series 2014-1A Class A1B(a)(e)
11/14/26	1.572%	975,000	973,878

UNITED STATES 4.0%
CLI Funding V LLC Series 2013-1A(a)
03/18/28	2.830%	475,000	473,958

Centre Point Funding LLC Series 2012-2A Class 1(a)
08/20/21	2.610%	430,229	430,692

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	13

COLUMBIA GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Exeter Automobile Receivables Trust Series 2015-1A Class A(a)
06/17/19	1.600%		570,138	569,496

New York Mortgage Trust Residential LLC(a)(e) Series 2013-RP1A Class A
07/25/18	4.250%		378,842	385,558
Series 2013-RP2A Class A
09/25/18	4.600%		337,978	343,156

Oak Hill Advisors Residential Loan Trust Series 2015-NPL1 Class A1(a)(e)
01/25/55	3.475%		247,287	247,436

SBA Tower Trust(a)
04/16/18	2.240%		900,000	895,296

SpringCastle America Funding LLC Series 2014-AA Class A(a)
05/25/23	2.700%		359,547	361,365

TAL Advantage V LLC Series 2013-1A Class A(a)
02/22/38	2.830%		411,250	410,813

Westgate Resorts LLC Series 2013-1A Class B(a)
08/20/25	3.750%		457,531	460,282

Total				4,578,052

Total Asset-Backed Securities — Non-Agency
(Cost: $6,357,003)				6,352,996

Inflation-Indexed Bonds(f) 2.2%
ITALY 2.2%
Italy Buoni Poliennali Del Tesoro
09/15/19	2.350%	EUR	1,585,923	2,000,386
09/15/41	2.550%	EUR	354,248	537,443

Total				2,537,829

Total Inflation-Indexed Bonds
(Cost: $2,494,123)				2,537,829

U.S. Treasury Obligations 0.8%
UNITED STATES 0.8%
U.S. Treasury
04/30/17	0.500%		100,100	99,943

U.S. Treasury(d)
02/15/25	2.000%		815,900	812,586

Total				912,529

Total U.S. Treasury Obligations
(Cost: $924,434)				912,529

Foreign Government Obligations(f)(g) 46.2%
ARGENTINA 0.2%
Argentina Bonar Bonds
04/17/17	7.000%		194,000	185,852

Foreign Government Obligations(f)(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
AUSTRALIA 4.0%
Australia Government Bond
10/21/19	2.750%	AUD	3,800,000	3,096,593
04/21/37	3.750%	AUD	1,780,000	1,541,012

Total				4,637,605

BRAZIL 5.5%
Brazil Notas do Tesouro Nacional Series F
01/01/25	10.000%	BRL	12,000,000	3,529,572

Brazil Notas do Tesouro Nacional
01/01/17	10.000%	BRL	6,558,000	2,141,263

Brazilian Government International Bond
01/07/41	5.625%		270,000	277,595

Petrobras Global Finance BV
01/27/21	5.375%		420,000	402,675

Total				6,351,105

COLOMBIA 1.9%
Colombia Government International Bond
01/18/41	6.125%		235,000	275,944

Corporación Andina de Fomento
06/15/22	4.375%		232,000	254,646

Empresas Publicas de Medellin ESP(a)
09/10/24	7.625%	COP	3,995,000,000	1,668,609

Total				2,199,199

DOMINICAN REPUBLIC 0.7%
Dominican Republic International Bond(a)
04/20/27	8.625%		700,000	838,250

EL SALVADOR 0.2%
El Salvador Government International Bond(a)
01/18/27	6.375%		250,000	254,375

GEORGIA 0.3%
Georgian Railway JSC(a)
07/11/22	7.750%		300,000	331,125

GHANA 0.3%
Republic of Ghana(a)
01/18/26	8.125%		400,000	387,032

GUATEMALA 0.4%
Guatemala Government Bond(a)
06/06/22	5.750%		400,000	440,000

HUNGARY 0.7%
Hungary Government International Bond
03/25/24	5.375%		100,000	112,500
03/29/41	7.625%		450,000	646,875

Total				759,375

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2015

COLUMBIA GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Foreign Government Obligations(f)(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
INDONESIA 4.0%
Indonesia Government International Bond(a)
01/17/18	6.875%		500,000	564,055
10/12/35	8.500%		190,000	274,550
01/17/38	7.750%		140,000	190,925

Indonesia Treasury Bond
05/15/16	10.750%	IDR	3,620,000,000	288,483
11/15/20	11.000%	IDR	10,840,000,000	960,443
07/15/22	10.250%	IDR	8,394,000,000	735,291
03/15/29	9.000%	IDR	10,920,000,000	920,355

PT Pertamina Persero
05/20/23	4.300%		700,000	694,750

Total				4,628,852

ITALY 0.4%
Italy Buoni Poliennali Del Tesoro
11/01/26	7.250%	EUR	283	503

Italy Buoni Poliennali Del Tesoro(a)
09/01/44	4.750%	EUR	280,000	464,127

Total				464,630

KAZAKHSTAN 0.3%
KazMunayGas National Co. JSC(a)
07/02/18	9.125%		250,000	282,187

LITHUANIA 0.5%
Lithuania Government International Bond
02/07/18	4.850%	EUR	470,000	596,129

MALAYSIA 2.6%
Malaysia Government Bond
03/31/20	3.492%	MYR	6,920,000	1,928,959

Petronas Capital Ltd.(a)
08/12/19	5.250%		970,000	1,085,188

Total				3,014,147

MEXICO 5.1%
Mexican Bonos
12/07/23	8.000%	MXN	7,000,000	520,411
05/31/29	8.500%	MXN	5,200,000	409,608
11/23/34	7.750%	MXN	53,700,000	4,040,073

Mexico Government International Bond
09/27/34	6.750%		270,000	357,750

Petroleos Mexicanos
01/24/22	4.875%		500,000	528,750

Total				5,856,592

NEW ZEALAND 3.2%
New Zealand Government Bond
04/15/23	5.500%	NZD	4,122,000	3,622,312

Foreign Government Obligations(f)(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
PANAMA 0.1%
Ena Norte Trust(a)
04/25/23	4.950%		133,326	138,159

PARAGUAY 0.1%
Republic of Paraguay(a)
08/11/44	6.100%		150,000	163,125

PERU 0.9%
Corporacion Financiera de Desarrollo SA(a)(e)
07/15/29	5.250%		300,000	314,250

Peruvian Government International Bond
08/12/26	8.200%	PEN	2,030,000	757,519

Total				1,071,769

PHILIPPINES 0.3%
Power Sector Assets & Liabilities Management Corp.(a)
05/27/19	7.250%		290,000	345,825

ROMANIA 2.8%
Romania Government Bond
02/24/25	4.750%	RON	11,200,000	3,164,583

Romanian Government International Bond(a)
01/22/24	4.875%		100,000	109,500

Total				3,274,083

RUSSIAN FEDERATION 1.2%
AK Transneft OJSC Via TransCapitalInvest Ltd.(a)
08/07/18	8.700%		100,000	108,415

Gazprom OAO Via Gaz Capital SA(a)
11/22/16	6.212%		100,000	102,375
03/07/22	6.510%		550,000	551,632
08/16/37	7.288%		230,000	233,795

Russian Foreign Bond — Eurobond(e)
03/31/30	7.500%		312,500	365,541

Total				1,361,758

SERBIA 0.2%
Republic of Serbia(a)
12/03/18	5.875%		200,000	211,250

SPAIN 2.8%
Spain Government Bond
01/31/22	5.850%	EUR	920,000	1,357,153

Spain Government Bond(a)
10/31/44	5.150%	EUR	1,060,000	1,857,447

Total				3,214,600

THAILAND 0.8%
Thailand Government Bond
03/13/18	5.125%	THB	26,490,000	878,421

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	15

COLUMBIA GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Foreign Government Obligations(f)(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
TRINIDAD AND TOBAGO 0.5%
Petroleum Co. of Trinidad & Tobago Ltd.(a)
08/14/19	9.750%		450,000	539,100

TURKEY 2.0%
Export Credit Bank of Turkey(a)
09/23/21	5.000%		600,000	600,000

Turkey Government International Bond
02/16/17	5.500%	EUR	480,000	581,142
03/17/36	6.875%		940,000	1,144,262

Total				2,325,404

UNITED KINGDOM 3.1%
United Kingdom Gilt
03/07/25	5.000%	GBP	1,800,000	3,553,485

VENEZUELA 0.7%
Petroleos de Venezuela SA
04/12/17	5.250%		590,000	345,091

Venezuela Government International Bond
02/26/16	5.750%		20,000	17,000
05/07/23	9.000%		931,000	423,605

Total				785,696

ZAMBIA 0.4%
Zambia Government International Bond(a)
04/14/24	8.500%		400,000	433,248

Total Foreign Government Obligations
(Cost: $55,859,503)				53,144,690

Senior Loans 0.1%
Borrower	Weighted Average Coupon	Principal Amount ($)		Value ($)
CANADA —%
Four Seasons Holdings, Inc. 2nd Lien Term Loan(e)(h)
12/27/20	6.250%		6,000	6,037

UNITED STATES 0.1%
Applied Systems, Inc. 1st Lien Term Loan(e)(h)
01/25/21	4.265%		1,919	1,923

Axalta Coating Systems Dutch Holding B BV Tranche B Term Loan(e)(h)
02/01/20	3.750%		8,451	8,468

CHS/Community Health Systems, Inc. Tranche D Term Loan(e)(h)
01/27/21	4.250%		6,913	6,954

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Rite Aid Corp. Tranche 1 2nd Lien Term Loan(e)(h)
08/21/20	5.750%	34,000	34,383

Riverbed Technology, Inc. Term Loan(b)(e)(h)
04/24/22	6.000%	53,441	54,002

U.S. Renal Care, Inc. Tranche B2 1st Lien Term Loan(e)(h)
07/03/19	4.250%	7,880	7,916

Total			113,646

Total Senior Loans
(Cost: $119,339)			119,683

Money Market Funds 6.3%
		Shares	Value ($)
Columbia Short-Term Cash Fund, 0.111%(i)(j)		7,303,059	7,303,059

Total Money Market Funds
(Cost: $7,303,059)			7,303,059

Total Investments
(Cost: $115,357,062)			113,577,243

Other Assets & Liabilities, Net			1,580,408

Net Assets			115,157,651

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2015

COLUMBIA GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at April 30, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)

Barclays Bank PLC	5/29/2015	5,767,349 USD	685,818,000 JPY	—	(22,135)

Citigroup Global Markets Inc.	5/22/2015	5,063,000 AUD	3,829,704 USD	—	(172,800)

Citigroup Global Markets Inc.	5/22/2015	4,100,000,000 COP	1,597,755 USD	—	(120,309)

Citigroup Global Markets Inc.	5/22/2015	39,690,000,000 IDR	3,005,225 USD	—	(40,904)

Citigroup Global Markets Inc.	5/22/2015	311,677 USD	2,200,000 DKK	19,428	—

Citigroup Global Markets Inc.	5/29/2015	8,164,000 AUD	6,368,614 USD	—	(82,782)

Citigroup Global Markets Inc.	5/29/2015	30,378,000 NZD	22,967,894 USD	—	(159,886)

Deutsche Bank	5/22/2015	12,678,000 RON	3,041,232 USD	—	(176,355)

Deutsche Bank	5/22/2015	29,250,000 THB	895,618 USD	8,846	—

Deutsche Bank	5/22/2015	279,906 USD	1,062,000 PLN	14,920	—

Deutsche Bank	5/29/2015	3,739,000 GBP	5,742,244 USD	3,938	—

Deutsche Bank	5/29/2015	3,734,000 GBP	5,740,316 USD	9,683	—

Deutsche Bank	5/29/2015	1,502,000 GBP	2,300,553 USD	—	(4,591)

Deutsche Bank	5/29/2015	19,649,000 SEK	2,341,154 USD	—	(17,901)

Deutsche Morgan Grenfell	5/29/2015	2,304,598 USD	19,649,000 SEK	54,457	—

Goldman, Sachs & Co.	5/22/2015	53,500,000 MXN	3,474,703 USD	—	(7,864)

Goldman, Sachs & Co.	5/22/2015	15,761,000 MXN	1,024,343 USD	—	(1,614)

Goldman, Sachs & Co.	5/22/2015	224,588 USD	1,980,000 SEK	13,097	—

Goldman, Sachs & Co.	5/22/2015	290,448 USD	3,548,000 ZAR	6,889	—

Goldman, Sachs & Co.	5/29/2015	5,626,000 EUR	6,162,045 USD	—	(157,219)

Goldman, Sachs & Co.	5/29/2015	5,254,000 EUR	5,769,365 USD	—	(132,060)

Goldman, Sachs & Co.	5/29/2015	10,617,000 EUR	11,844,113 USD	—	(81,175)

Goldman, Sachs & Co.	5/29/2015	2,568,000 EUR	2,870,305 USD	—	(14,139)

Goldman, Sachs & Co.	5/29/2015	3,093,000 GBP	4,727,468 USD	—	(19,411)

Goldman, Sachs & Co.	5/29/2015	4,727,905 USD	4,324,000 EUR	128,921	—

Goldman, Sachs & Co.	5/29/2015	10,544,269 USD	9,701,000 EUR	352,138	—

Goldman, Sachs & Co.	5/29/2015	19,573,830 USD	17,775,000 EUR	391,496	—

Goldman, Sachs & Co.	5/29/2015	4,678,750 USD	3,093,000 GBP	68,129	—

HSBC Securities (USA), Inc.	5/22/2015	75,000,000 JPY	631,225 USD	2,979	—

HSBC Securities (USA), Inc.	5/22/2015	13,901,831 USD	1,668,545,000 JPY	74,938	—

HSBC Securities (USA), Inc.	5/29/2015	3,455,574 USD	2,130,880,000 CLP	19,446	—

J.P. Morgan Securities, Inc.	5/22/2015	16,934,000 BRL	5,369,055 USD	—	(214,706)

J.P. Morgan Securities, Inc.	5/22/2015	900,000 BRL	291,168 USD	—	(5,595)

J.P. Morgan Securities, Inc.	5/22/2015	6,000,000 MYR	1,610,738 USD	—	(69,143)

J.P. Morgan Securities, Inc.	5/22/2015	3,912,150 USD	3,666,000 EUR	205,208	—

J.P. Morgan Securities, Inc.	5/22/2015	7,476,730 USD	7,074,000 EUR	468,221	—

Standard Chartered Bank	5/22/2015	2,655,000 PEN	843,929 USD	—	(1,682)

Standard Chartered Bank	5/22/2015	149,616 USD	102,000 GBP	6,934	—

Standard Chartered Bank	5/29/2015	18,430,000 CNY	3,000,651 USD	2,049	—

Standard Chartered Bank	5/29/2015	177,767,000 MXN	11,594,281 USD	30,139	—

Standard Chartered Bank	5/29/2015	22,923,797 USD	353,501,000 MXN	75,446	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	17

COLUMBIA GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at April 30, 2015 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)

State Street Bank & Trust Company	5/22/2015	968,199 USD	1,220,000 CAD	42,735	—

UBS Securities	5/22/2015	4,811,000 NZD	3,569,642 USD	—	(95,714)

Total				2,000,037	(1,597,985)

Futures Contracts Outstanding at April 30, 2015

At April 30, 2015, securities totaling $974,069 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
AUST 10Y BOND FUT	35	AUD	3,580,141	06/2015	—	(48,136)
AUST 3YR BOND FUT	118	AUD	10,440,556	06/2015	—	(61,332)
Euro-BTP Future	56	EUR	8,701,278	06/2015	—	(114,552)
LONG GILT	101	GBP	18,312,729	06/2015	—	(32,109)
US 2YR NOTE (CBT)	7	USD	1,534,859	06/2015	6,340	—

Total			42,569,563		6,340	(256,129)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO-BUND FUTURE	(86)	EUR	(15,131,750)	06/2015	125,428	—
US 10YR NOTE(CBT)	(58)	USD	(7,445,750)	06/2015	—	(3,465)
US 5YR NOTE (CBT)	(100)	USD	(12,013,281)	06/2015	—	(24,332)
US ULTRA BOND(CBT)	(19)	USD	(3,125,500)	06/2015	36,072	—

Total			(37,716,281)		161,500	(27,797)

Credit Default Swap Contracts Outstanding at April 30, 2015

At April 30, 2015, cash totaling $521,708 were pledged as collateral to cover open centrally cleared credit default swap contracts.

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Amount ($)	Market Value ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley**	CDX North America High Yield 24-V1	6/20/2020	5.000	3.400	4,115,000	15,240	24,004	39,244	—

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

**	Centrally cleared swap contract

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2015

COLUMBIA GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Interest Rate Swap Contracts Outstanding at April 30, 2015

At April 30, 2015, cash totaling $827,309 were pledged as collateral to cover open centrally cleared interest rate swap contracts.

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)

JPMorgan	28-Day MXN TIIE-Banxico	Receive	5.519	3/5/2020	MXN	127,000,000	—	—	(87,271)

JPMorgan	6-Month PLN-WIBOR	Receive	1.918	3/23/2020	PLN	24,000,000	—	64,095	—

Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.959	1/28/2025	USD	24,000,000	(223)	205,473	—

Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	2.134	2/13/2025	USD	3,250,000	(25)	—	(19,154)

Morgan Stanley*	6-Month JPY LIBOR-BBA	Pay	1.323	4/14/2045	JPY	54,000,000	(8)	—	(3,784)

Total								269,568	(110,209)

*	Centrally cleared swap contract

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the value of these securities amounted to $35,249,210 or 30.61% of net assets.

(b)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(c)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(e)	Variable rate security.

(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(g)	Principal and interest may not be guaranteed by the government.

(h)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of April 30, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(i)	The rate shown is the seven-day current annualized yield at April 30, 2015.

(j)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	11,082,966	41,614,788	(45,394,695)	7,303,059	4,385	7,303,059

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	19

COLUMBIA GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Currency Legend (continued)

GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysia Ringgits
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles
PLN	Polish Zloty
RON	Romania, New Lei
SEK	Swedish Krona
THB	Thailand Baht
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available,

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2015

COLUMBIA GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Fair Value Measurements (continued)

information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Corporate Bonds & Notes	—	32,566,432	—	32,566,432

Residential Mortgage-Backed Securities — Agency	—	557,327	—	557,327

Residential Mortgage-Backed Securities — Non-Agency	—	608,352	—	608,352

Commercial Mortgage-Backed Securities — Agency	—	4,041,502	—	4,041,502

Commercial Mortgage-Backed Securities — Non-Agency	—	4,277,557	1,155,287	5,432,844

Asset-Backed Securities — Non-Agency	—	6,352,996	—	6,352,996

Inflation-Indexed Bonds	—	2,537,829	—	2,537,829

U.S. Treasury Obligations	912,529	—	—	912,529

Foreign Government Obligations	—	53,144,690	—	53,144,690

Total Bonds	912,529	104,086,685	1,155,287	106,154,501

Other

Senior Loans

Lodging	—	—	6,037	6,037

All Other Industries	—	113,646	—	113,646

Total Other	—	113,646	6,037	119,683

Mutual Funds

Money Market Funds	7,303,059	—	—	7,303,059

Total Mutual Funds	7,303,059	—	—	7,303,059

Investments in Securities	8,215,588	104,200,331	1,161,324	113,577,243

Derivatives

Assets

Forward Foreign Currency Exchange Contracts	—	2,000,037	—	2,000,037

Futures Contracts	167,840	—	—	167,840

Swap Contracts	—	308,812	—	308,812

Liabilities

Forward Foreign Currency Exchange Contracts	—	(1,597,985)	—	(1,597,985)

Futures Contracts	(283,926)	—	—	(283,926)

Swap Contracts	—	(110,209)	—	(110,209)

Total	8,099,502	104,800,986	1,161,324	114,061,812

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	21

COLUMBIA GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value:

	Asset-Backed Securities — Non-Agency ($)	Senior Loans ($)	Total ($)
Balance as of October 31, 2014	2,348,520	6,015	2,354,535

Increase (decrease) in accrued discounts/premiums	(10)	—	(10)

Realized gain (loss)	1,366	—	1,366

Change in unrealized appreciation (depreciation)(a)	(154)	22	(132)

Sales	(1,097,466)	—	(1,097,466)

Purchases	1,148,956	—	1,148,956

Transfers into Level 3	752,485	—	752,485

Transfers out of Level 3	(1,998,410)	—	(1,998,410)

Balance as of April 30, 2015	1,155,287	6,037	1,161,324

(a)	Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2015 was $32, which is comprised of Asset-Backed Securities — Non-Agency of $10 and Senior Loans of $22.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain commercial mortgage backed securities and senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significant lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2015

COLUMBIA GLOBAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2015 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $108,054,003)	$106,274,184

Affiliated issuers (identified cost $7,303,059)	7,303,059

Total investments (identified cost $115,357,062)	113,577,243

Cash	163

Foreign currency (identified cost $155,304)	154,278

Margin deposits	1,349,017

Unrealized appreciation on forward foreign currency exchange contracts	2,000,037

Unrealized appreciation on swap contracts	64,095

Premiums paid on outstanding swap contracts	256

Receivable for:

Investments sold	69,860

Dividends	662

Interest	999,628

Reclaims	46,805

Variation margin	94,338

Expense reimbursement due from Investment Manager	1,021

Prepaid expenses	673

Other assets	19,734

Total assets	118,377,810

Liabilities

Unrealized depreciation on forward foreign currency exchange contracts	1,597,985

Unrealized depreciation on swap contracts	87,271

Payable for:

Investments purchased	1,095,279

Investments purchased on a delayed delivery basis	75,136

Capital shares purchased	219,347

Variation margin	59,600

Investment management fees	1,797

Distribution and/or service fees	865

Transfer agent fees	14,635

Administration fees	252

Compensation of board members	34,484

Other expenses	33,508

Total liabilities	3,220,159

Net assets applicable to outstanding capital stock	$115,157,651

Represented by

Paid-in capital	$120,235,891

Excess of distributions over net investment income	(363,422)

Accumulated net realized loss	(3,411,272)

Unrealized appreciation (depreciation) on:

Investments	(1,779,819)

Foreign currency translations	(8,296)

Forward foreign currency exchange contracts	402,052

Futures contracts	(116,086)

Swap contracts	198,603

Total — representing net assets applicable to outstanding capital stock	$115,157,651

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	23

COLUMBIA GLOBAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

April 30, 2015 (Unaudited)

Class A

Net assets	$106,776,575

Shares outstanding	17,577,386

Net asset value per share	$6.07

Maximum offering price per share(a)	$6.37

Class B

Net assets	$1,185,338

Shares outstanding	194,147

Net asset value per share	$6.11

Class C

Net assets	$3,716,816

Shares outstanding	616,687

Net asset value per share	$6.03

Class I

Net assets	$9,903

Shares outstanding	1,638

Net asset value per share(b)	$6.04

Class K

Net assets	$71,395

Shares outstanding	11,742

Net asset value per share	$6.08

Class R

Net assets	$43,656

Shares outstanding	7,208

Net asset value per share	$6.06

Class W

Net assets	$73,236

Shares outstanding	12,059

Net asset value per share	$6.07

Class Y

Net assets	$9,705

Shares outstanding	1,607

Net asset value per share	$6.04

Class Z

Net assets	$3,271,027

Shares outstanding	538,002

Net asset value per share	$6.08

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2015

COLUMBIA GLOBAL BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2015 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$4,385
Interest	2,489,823
Foreign taxes withheld	(28,306)

Total income	2,465,902

Expenses:
Investment management fees	344,264
Distribution and/or service fees
Class A	139,843
Class B	7,057
Class C	19,623
Class R	86
Class W	99
Transfer agent fees
Class A	134,084
Class B	1,690
Class C	4,702
Class K	25
Class R	41
Class W	95
Class Z	4,020
Administration fees	48,318
Plan administration fees
Class K	126
Compensation of board members	6,885
Custodian fees	13,506
Printing and postage fees	30,435
Registration fees	49,059
Professional fees	18,058
Other	14,746

Total expenses	836,762
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(164,665)

Total net expenses	672,097

Net investment income	1,793,805

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	6,399
Foreign currency translations	(44,594)
Forward foreign currency exchange contracts	(554,118)
Futures contracts	(1,734,907)
Swap contracts	419,102

Net realized loss	(1,908,118)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,131,215)
Foreign currency translations	7,508
Forward foreign currency exchange contracts	886,852
Futures contracts	352,713
Swap contracts	(11,921)

Net change in unrealized depreciation	(896,063)

Net realized and unrealized loss	(2,804,181)

Net decrease in net assets from operations	$(1,010,376)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	25

COLUMBIA GLOBAL BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations

Net investment income	$1,793,805	$3,937,786

Net realized gain (loss)	(1,908,118)	1,053,690

Net change in unrealized depreciation	(896,063)	(5,015,540)

Net decrease in net assets resulting from operations	(1,010,376)	(24,064)

Distributions to shareholders

Net investment income

Class A	(777,310)	(290,032)

Class B	—	(111)

Class C	—	(277)

Class I	(114)	(28)

Class K	(967)	(350)

Class R	(132)	(6)

Class W	(558)	(225)

Class Y	(111)	(7)

Class Z	(31,676)	(8,294)

Net realized gains

Class A	(2,836,317)	(2,308,265)

Class B	(36,781)	(38,525)

Class C	(99,904)	(96,384)

Class I	(248)	(141)

Class K	(2,872)	(2,325)

Class R	(792)	(70)

Class W	(2,036)	(1,788)

Class Y	(243)	(34)

Class Z	(83,694)	(49,692)

Total distributions to shareholders	(3,873,755)	(2,796,554)

Decrease in net assets from capital stock activity	(11,634,185)	(36,743,068)

Total decrease in net assets	(16,518,316)	(39,563,686)

Net assets at beginning of period	131,675,967	171,239,653

Net assets at end of period	$115,157,651	$131,675,967

Excess of distributions over net investment income	$(363,422)	$(1,346,359)

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2015

COLUMBIA GLOBAL BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	483,791	2,925,572	1,425,853	8,990,144

Distributions reinvested	587,774	3,491,378	406,784	2,509,855

Redemptions	(2,823,759)	(17,082,952)	(7,208,248)	(45,438,284)

Net decrease	(1,752,194)	(10,666,002)	(5,375,611)	(33,938,285)

Class B shares

Subscriptions	535	3,329	3,844	24,247

Distributions reinvested	5,956	35,614	6,012	37,397

Redemptions(a)	(72,851)	(442,410)	(195,122)	(1,237,281)

Net decrease	(66,360)	(403,467)	(185,266)	(1,175,637)

Class C shares

Subscriptions	42,424	256,718	135,205	847,664

Distributions reinvested	15,815	93,464	15,015	92,190

Redemptions	(133,492)	(805,045)	(450,280)	(2,806,248)

Net decrease	(75,253)	(454,863)	(300,060)	(1,866,394)

Class I shares

Subscriptions	—	—	191	1,200

Net increase	—	—	191	1,200

Class K shares

Subscriptions	527	3,168	4,169	26,731

Distributions reinvested	646	3,839	433	2,675

Redemptions	(8,607)	(51,794)	(9,197)	(56,871)

Net decrease	(7,434)	(44,787)	(4,595)	(27,465)

Class R shares

Subscriptions	1,937	11,562	4,524	28,610

Distributions reinvested	108	641	—	—

Redemptions	—	—	(77)	(493)

Net increase	2,045	12,203	4,447	28,117

Class W shares

Subscriptions	—	—	872	5,500

Distributions reinvested	385	2,284	313	1,932

Redemptions	(2,604)	(15,695)	(6,276)	(39,385)

Net decrease	(2,219)	(13,411)	(5,091)	(31,953)

Class Y shares

Subscriptions	—	—	1,260	7,900

Net increase	—	—	1,260	7,900

Class Z shares

Subscriptions	33,178	201,485	156,776	994,569

Distributions reinvested	16,313	96,897	9,179	56,637

Redemptions	(59,942)	(362,240)	(126,246)	(791,757)

Net increase (decrease)	(10,451)	(63,858)	39,709	259,449

Total net decrease	(1,911,866)	(11,634,185)	(5,825,016)	(36,743,068)

(a)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	27

COLUMBIA GLOBAL BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended April 30, 2015		Year Ended October 31,
Class A	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$6.31		$6.41		$7.22		$7.35		$7.47		$7.10

Income from investment operations:

Net investment income	0.09		0.17		0.16		0.18		0.22		0.23

Net realized and unrealized gain (loss)	(0.14)		(0.16)		(0.49)		0.17		(0.05)		0.31

Total from investment operations	(0.05)		0.01		(0.33)		0.35		0.17		0.54

Less distributions to shareholders:

Net investment income	(0.04)		(0.01)		(0.46)		(0.45)		(0.29)		(0.17)

Net realized gains	(0.15)		(0.10)		(0.02)		(0.03)		—		—

Total distributions to shareholders	(0.19)		(0.11)		(0.48)		(0.48)		(0.29)		(0.17)

Net asset value, end of period	$6.07		$6.31		$6.41		$7.22		$7.35		$7.47

Total return	(0.68%)		0.19%		(4.89%)		5.20%		2.46%		7.70%

Ratios to average net assets(a)

Total gross expenses	1.36	%(b)	1.36%		1.33%		1.33%		1.35%		1.34%

Total net expenses(c)	1.09	%(b)	1.08	%(d)	1.10	%(d)	1.15	%(d)	1.21	%(d)	1.25%

Net investment income	3.00	%(b)	2.69%		2.37%		2.51%		2.95%		3.31%

Supplemental data

Net assets, end of period (in thousands)	$106,777		$121,977		$158,471		$209,873		$223,462		$246,929

Portfolio turnover	35%		62%		47%		34%		57%		62%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

28	Semiannual Report 2015

COLUMBIA GLOBAL BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class B	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$6.32		$6.46		$7.28		$7.41		$7.52		$7.14

Income from investment operations:

Net investment income	0.07		0.12		0.11		0.13		0.16		0.18

Net realized and unrealized gain (loss)	(0.13)		(0.16)		(0.49)		0.18		(0.04)		0.31

Total from investment operations	(0.06)		(0.04)		(0.38)		0.31		0.12		0.49

Less distributions to shareholders:

Net investment income	—		(0.00	)(a)	(0.42)		(0.41)		(0.23)		(0.11)

Net realized gains	(0.15)		(0.10)		(0.02)		(0.03)		—		—

Total distributions to shareholders	(0.15)		(0.10)		(0.44)		(0.44)		(0.23)		(0.11)

Net asset value, end of period	$6.11		$6.32		$6.46		$7.28		$7.41		$7.52

Total return	(0.88%)		(0.63%)		(5.62%)		4.50%		1.72%		6.89%

Ratios to average net assets(b)

Total gross expenses	2.11	%(c)	2.11%		2.09%		2.10%		2.12%		2.10%

Total net expenses(d)	1.84	%(c)	1.83	%(e)	1.85	%(e)	1.90	%(e)	1.96	%(e)	2.02%

Net investment income	2.27	%(c)	1.94%		1.60%		1.79%		2.22%		2.58%

Supplemental data

Net assets, end of period (in thousands)	$1,185		$1,647		$2,881		$5,819		$9,836		$18,513

Portfolio turnover	35%		62%		47%		34%		57%		62%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	29

COLUMBIA GLOBAL BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class C	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$6.24		$6.38		$7.19		$7.33		$7.45		$7.08

Income from investment operations:

Net investment income	0.07		0.12		0.11		0.12		0.16		0.18

Net realized and unrealized gain (loss)	(0.13)		(0.16)		(0.48)		0.18		(0.04)		0.31

Total from investment operations	(0.06)		(0.04)		(0.37)		0.30		0.12		0.49

Less distributions to shareholders:

Net investment income	—		(0.00	)(a)	(0.42)		(0.41)		(0.24)		(0.12)

Net realized gains	(0.15)		(0.10)		(0.02)		(0.03)		—		—

Total distributions to shareholders	(0.15)		(0.10)		(0.44)		(0.44)		(0.24)		(0.12)

Net asset value, end of period	$6.03		$6.24		$6.38		$7.19		$7.33		$7.45

Total return	(0.89%)		(0.64%)		(5.53%)		4.42%		1.70%		6.95%

Ratios to average net assets(b)

Total gross expenses	2.11	%(c)	2.11%		2.08%		2.09%		2.10%		2.10%

Total net expenses(d)	1.84	%(c)	1.83	%(e)	1.85	%(e)	1.90	%(e)	1.95	%(e)	2.01%

Net investment income	2.25	%(c)	1.94%		1.62%		1.73%		2.21%		2.58%

Supplemental data

Net assets, end of period (in thousands)	$3,717		$4,319		$6,331		$8,481		$5,926		$6,162

Portfolio turnover	35%		62%		47%		34%		57%		62%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

30	Semiannual Report 2015

COLUMBIA GLOBAL BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class I	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$6.30		$6.38	$7.19	$7.36	$7.48	$7.11

Income from investment operations:

Net investment income	0.10		0.20	0.19	0.21	0.25	0.26

Net realized and unrealized gain (loss)	(0.14)		(0.16)	(0.49)	0.17	(0.05)	0.31

Total from investment operations	(0.04)		0.04	(0.30)	0.38	0.20	0.57

Less distributions to shareholders:

Net investment income	(0.07)		(0.02)	(0.49)	(0.52)	(0.32)	(0.20)

Net realized gains	(0.15)		(0.10)	(0.02)	(0.03)	—	—

Total distributions to shareholders	(0.22)		(0.12)	(0.51)	(0.55)	(0.32)	(0.20)

Net asset value, end of period	$6.04		$6.30	$6.38	$7.19	$7.36	$7.48

Total return	(0.53%)		0.63%	(4.47%)	5.63%	2.94%	8.16%

Ratios to average net assets(a)

Total gross expenses	0.86	%(b)	0.83%	0.77%	0.77%	0.82%	0.86%

Total net expenses(c)	0.65	%(b)	0.63%	0.64%	0.71%	0.76%	0.82%

Net investment income	3.41	%(b)	3.14%	2.82%	3.02%	3.40%	3.70%

Supplemental data

Net assets, end of period (in thousands)	$10		$10	$9	$10	$3,369	$195,613

Portfolio turnover	35%		62%	47%	34%	57%	62%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	31

COLUMBIA GLOBAL BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class K	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$6.32		$6.42	$7.23	$7.36	$7.48	$7.11

Income from investment operations:

Net investment income	0.10		0.18	0.17	0.19	0.23	0.24

Net realized and unrealized gain (loss)	(0.14)		(0.17)	(0.49)	0.18	(0.05)	0.31

Total from investment operations	(0.04)		0.01	(0.32)	0.37	0.18	0.55

Less distributions to shareholders:

Net investment income	(0.05)		(0.01)	(0.47)	(0.47)	(0.30)	(0.18)

Net realized gains	(0.15)		(0.10)	(0.02)	(0.03)	—	—

Total distributions to shareholders	(0.20)		(0.11)	(0.49)	(0.50)	(0.30)	(0.18)

Net asset value, end of period	$6.08		$6.32	$6.42	$7.23	$7.36	$7.48

Total return	(0.52%)		0.23%	(4.73%)	5.39%	2.60%	7.85%

Ratios to average net assets(a)

Total gross expenses	1.16	%(b)	1.13%	1.08%	1.08%	1.12%	1.18%

Total net expenses(c)	0.95	%(b)	0.93%	0.95%	1.00%	1.06%	1.12%

Net investment income	3.18	%(b)	2.85%	2.48%	2.65%	3.10%	3.35%

Supplemental data

Net assets, end of period (in thousands)	$71		$121	$153	$410	$291	$407

Portfolio turnover	35%		62%	47%	34%	57%	62%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

32	Semiannual Report 2015

COLUMBIA GLOBAL BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class R	(Unaudited)		2014		2013		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$6.28		$6.40		$7.20		$7.34		$7.46		$6.98

Income from investment operations:

Net investment income	0.08		0.16		0.14		0.16		0.20		0.16

Net realized and unrealized gain (loss)	(0.12)		(0.17)		(0.47)		0.17		(0.05)		0.40

Total from investment operations	(0.04)		(0.01)		(0.33)		0.33		0.15		0.56

Less distributions to shareholders:

Net investment income	(0.03)		(0.01)		(0.45)		(0.44)		(0.27)		(0.08)

Net realized gains	(0.15)		(0.10)		(0.02)		(0.03)		—		—

Total distributions to shareholders	(0.18)		(0.11)		(0.47)		(0.47)		(0.27)		(0.08)

Net asset value, end of period	$6.06		$6.28		$6.40		$7.20		$7.34		$7.46

Total return	(0.63%)		(0.19%)		(4.98%)		4.83%		2.21%		8.15%

Ratios to average net assets(b)

Total gross expenses	1.62	%(c)	1.62%		1.58%		1.60%		1.59%		1.66	%(c)

Total net expenses(d)	1.34	%(c)	1.34	%(e)	1.34	%(e)	1.40	%(e)	1.46	%(e)	1.59	%(c)

Net investment income	2.72	%(c)	2.46%		2.16%		2.26%		2.69%		3.58	%(c)

Supplemental data

Net assets, end of period (in thousands)	$44		$32		$5		$5		$5		$5

Portfolio turnover	35%		62%		47%		34%		57%		62%

Notes to Financial Highlights

(a)	Based on operations from March 15, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	33

COLUMBIA GLOBAL BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class W	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$6.31		$6.41		$7.22		$7.35		$7.46		$7.09

Income from investment operations:

Net investment income	0.09		0.17		0.17		0.18		0.22		0.22

Net realized and unrealized gain (loss)	(0.14)		(0.16)		(0.51)		0.17		(0.04)		0.31

Total from investment operations	(0.05)		0.01		(0.34)		0.35		0.18		0.53

Less distributions to shareholders:

Net investment income	(0.04)		(0.01)		(0.45)		(0.45)		(0.29)		(0.16)

Net realized gains	(0.15)		(0.10)		(0.02)		(0.03)		—		—

Total distributions to shareholders	(0.19)		(0.11)		(0.47)		(0.48)		(0.29)		(0.16)

Net asset value, end of period	$6.07		$6.31		$6.41		$7.22		$7.35		$7.46

Total return	(0.68%)		0.19%		(5.04%)		5.18%		2.59%		7.66%

Ratios to average net assets(a)

Total gross expenses	1.36	%(b)	1.36%		1.36%		1.34%		1.36%		1.31%

Total net expenses(c)	1.09	%(b)	1.08	%(d)	1.13	%(d)	1.16	%(d)	1.21	%(d)	1.27%

Net investment income	3.02	%(b)	2.69%		2.38%		2.56%		2.95%		3.15%

Supplemental data

Net assets, end of period (in thousands)	$73		$90		$124		$31,187		$52,531		$69,842

Portfolio turnover	35%		62%		47%		34%		57%		62%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

34	Semiannual Report 2015

COLUMBIA GLOBAL BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class Y	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$6.29		$6.37	$7.20

Income from investment operations:

Net investment income	0.10		0.20	0.18

Net realized and unrealized loss	(0.13)		(0.16)	(0.50)

Total from investment operations	(0.03)		0.04	(0.32)

Less distributions to shareholders:

Net investment income	(0.07)		(0.02)	(0.49)

Net realized gains	(0.15)		(0.10)	(0.02)

Total distributions to shareholders	(0.22)		(0.12)	(0.51)

Net asset value, end of period	$6.04		$6.29	$6.37

Total return	(0.38%)		0.63%	(4.75%)

Ratios to average net assets(b)

Total gross expenses	0.87	%(c)	0.83%	0.79	%(c)

Total net expenses(d)	0.65	%(c)	0.64%	0.64	%(c)

Net investment income	3.41	%(c)	3.15%	2.86	%(c)

Supplemental data

Net assets, end of period (in thousands)	$10		$10	$2

Portfolio turnover	35%		62%	47%

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	35

COLUMBIA GLOBAL BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class Z	(Unaudited)		2014		2013		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$6.32		$6.42		$7.22		$7.36		$7.48		$7.33

Income from investment operations:

Net investment income	0.10		0.19		0.17		0.19		0.23		0.01

Net realized and unrealized gain (loss)	(0.13)		(0.18)		(0.47)		0.17		(0.03)		0.14

Total from investment operations	(0.03)		0.01		(0.30)		0.36		0.20		0.15

Less distributions to shareholders:

Net investment income	(0.06)		(0.01)		(0.48)		(0.47)		(0.32)		—

Net realized gains	(0.15)		(0.10)		(0.02)		(0.03)		—		—

Total distributions to shareholders	(0.21)		(0.11)		(0.50)		(0.50)		(0.32)		—

Net asset value, end of period	$6.08		$6.32		$6.42		$7.22		$7.36		$7.48

Total return	(0.42%)		0.26%		(4.50%)		5.34%		2.83%		2.05%

Ratios to average net assets(b)

Total gross expenses	1.11	%(c)	1.11%		1.08%		1.08%		0.96%		1.13	%(c)

Total net expenses(d)	0.84	%(c)	0.83	%(e)	0.84	%(e)	0.89	%(e)	0.94	%(e)	0.95	%(c)

Net investment income	3.23	%(c)	2.94%		2.65%		2.70%		3.19%		2.31	%(c)

Supplemental data

Net assets, end of period (in thousands)	$3,271		$3,469		$3,264		$2,123		$768		$8

Portfolio turnover	35%		62%		47%		34%		57%		62%

Notes to Financial Highlights

(a)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

36	Semiannual Report 2015

COLUMBIA GLOBAL BOND FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2015 (Unaudited)

Note 1. Organization

Columbia Global Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund’s prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Semiannual Report 2015	37

COLUMBIA GLOBAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the New York Stock Exchange (NYSE). Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced

38	Semiannual Report 2015

COLUMBIA GLOBAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities and to generate total return through long and short currency positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the

Semiannual Report 2015	39

COLUMBIA GLOBAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Swap Contracts

Swap contracts are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty

40	Semiannual Report 2015

COLUMBIA GLOBAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness as determined by the Investment Manager.

Interest Rate Swap Contracts

The Fund entered into interest rate swap transactions to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the agreement between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty

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COLUMBIA GLOBAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of April 30, 2015:

	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount ($)(b)
				Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)
Asset Derivatives:
Forward Foreign Currency Exchange Contracts	2,000,037	—	2,000,037	1,597,985	—	—	402,052
Over-the-Counter Swap Contracts(c)	64,095	—	64,095	64,095	—	—	—
Centrally Cleared Swap Contracts(d)	30,920	—	30,920	8,346	—	—	22,574
Total Asset Derivatives	2,095,052	—	2,095,052	1,670,426	—	—	424,626

	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount ($)(f)
				Financial Instruments ($)(e)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	1,597,985	—	1,597,985	1,597,985	—	—	—
Over-the-Counter Swap Contracts(c)	87,271	—	87,271	64,095	—	—	23,176
Centrally Cleared Swap Contracts(g)	8,346	—	8,346	8,346	—	—	—
Total Liability Derivatives	1,693,602	—	1,693,602	1,670,426	—	—	23,176

(a)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Represents the net amount due from counterparties in the event of default.

(c)	Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(d)	Centrally cleared swaps are included within receivable for variation margin on the Statement of Assets and Liabilities.

(e)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(f)	Represents the net amount due to counterparties in the event of default.

(g)	Centrally cleared swaps are included within payable for variation margin on the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

42	Semiannual Report 2015

COLUMBIA GLOBAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at April 30, 2015:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	39,244	*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	2,000,037
Interest rate risk	Net assets — unrealized appreciation on futures contracts	167,840	*
Interest rate risk	Net assets — unrealized appreciation on swap contracts	269,568	*
Interest rate risk	Premiums paid on outstanding swap contracts	256
Total		2,476,945

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	1,597,985
Interest rate risk	Net assets — unrealized depreciation on futures contracts	283,926	*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	110,209	*
Total		1,992,120

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended April 30, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	409,479	409,479

Foreign exchange risk	(554,118)	—	—	(554,118)

Interest rate risk	—	(1,734,907)	9,623	(1,725,284)

Total	(554,118)	(1,734,907)	419,102	(1,869,923)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	(171,280)	(171,280)

Foreign exchange risk	886,852	—	—	886,852

Interest rate risk	—	352,713	159,359	512,072

Total	886,852	352,713	(11,921)	1,227,644

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended April 30, 2015:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	30,302,276
Futures contracts — Short	26,832,617
Credit default swap contracts — sell protection	7,965,000

Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	2,501,660	(2,168,931)
Interest rate swap contracts	134,784	(225,055)

*	Based on the ending quarterly outstanding amounts for the six months ended April 30, 2015.

Investments in Senior Loans

The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest

Semiannual Report 2015	43

COLUMBIA GLOBAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments. The Fund designates cash or liquid securities to cover these commitments.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net

44	Semiannual Report 2015

COLUMBIA GLOBAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the

Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.57% to 0.47% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended April 30, 2015 was 0.57% of the Fund’s average daily net assets.

The Investment Manager has entered into a personnel-sharing arrangement with its affiliate, Threadneedle Investments (Threadneedle). Threadneedle, like the Investment Manager, is a wholly-owned subsidiary of Ameriprise Financial and is an SEC-registered investment adviser. Pursuant to this arrangement, certain employees of Threadneedle serve as “associated persons” of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide research and related services, and discretionary investment management services (including acting as portfolio managers) to the Fund on behalf of the Investment Manager.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2015 was 0.08% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended April 30, 2015, other expenses paid by the Fund to this company were $724.

Semiannual Report 2015	45

COLUMBIA GLOBAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class K shares. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended April 30, 2015, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.24%
Class B	0.24
Class C	0.24
Class K	0.05
Class R	0.24
Class W	0.24
Class Z	0.24

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2015, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $558,000 and $56,000 for

46	Semiannual Report 2015

COLUMBIA GLOBAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

Class B and Class C shares, respectively. These amounts are based on the most recent information available as of March 31, 2015, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $12,618 for Class A, $45 for Class B and $175 for Class C shares for the six months ended April 30, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	March 1, 2015 through February 29, 2016	Prior to March 1, 2015
Class A	1.16%	1.09%
Class B	1.91	1.84
Class C	1.91	1.84
Class I	0.75	0.64
Class K	1.05	0.94
Class R	1.41	1.34
Class W	1.16	1.09
Class Y	0.75	0.64
Class Z	0.91	0.84

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

In addition, the Fund’s expense ratio is subject to a voluntary expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described above), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of 1.08% for Class A, 1.83% for Class B, 1.83% for Class C, 0.67% for Class I, 0.97% for Class K, 1.33% for Class R, 1.08% for Class W, 0.67% for Class Y and 0.83% for Class Z. This arrangement may be revised or discontinued at any time.

Any fees waived and or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2015, the cost of investments for federal income tax purposes was approximately $115,357,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$2,519,000
Unrealized depreciation	(4,299,000)
Net unrealized depreciation	$(1,780,000)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and

Semiannual Report 2015	47

COLUMBIA GLOBAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

derivatives, if any, aggregated to $39,248,614 and $49,902,821, respectively, for the six months ended April 30, 2015, of which $6,546,125 of sales were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At April 30, 2015, affiliated shareholders of record owned 88.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement permitted borrowings up to $500 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended April 30, 2015.

Note 9. Significant Risks

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies) instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater

48	Semiannual Report 2015

COLUMBIA GLOBAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Geographic Concentration Risk

The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluation could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

High-Yield Securities Risk

Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the

Semiannual Report 2015	49

COLUMBIA GLOBAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

50	Semiannual Report 2015

COLUMBIA GLOBAL BOND FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Global Bond Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

The Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement for a two-month period (Short-Term Period) in order to align the IMS Agreement with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that for purposes of approving the IMS Agreement for the Short-Term Period, the Fund’s performance was acceptable.

Semiannual Report 2015	51

COLUMBIA GLOBAL BOND FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund).

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. For purposes of approving the IMS Agreement for the Short-Term Period, the Board concluded that the investment management service fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the IMS Agreement for the Short-Term Period, the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the IMS Agreement for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

52	Semiannual Report 2015

COLUMBIA GLOBAL BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015	53

Columbia Global Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR153_10_E01_(06/15)

SEMIANNUAL REPORT

April 30, 2015

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $506 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 12th largest manager of long-term mutual fund assets in the U.S.** and the 5th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams’ investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

*	In U.S. dollars as of March 31, 2015. Source: Ameriprise Q1 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies.

Contact us for more current data.

**	Source: ICI as of March 31, 2015 for Columbia Management Investment Advisers, LLC.
***	Source: Investment Association as of March 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT’S MESSAGE

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the “About Us” tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

■	Fund and strategy names

■	Established investment teams, philosophies and processes

■	Account services, features, servicing phone numbers and mailing addresses

■	Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children’s education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

* Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Seligman Global Technology Fund (the Fund) Class A shares returned 12.41% excluding sales charges for the six-month period that ended April 30, 2015.

■	The Fund outperformed its benchmark, the MSCI World IT Index (Net), which returned 7.17% for the same time period.

Average Annual Total Returns (%) (for period ended April 30, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	05/23/94
Excluding sales charges		12.41	27.08	12.63	12.03
Including sales charges		5.95	19.76	11.30	11.37
Class B	04/22/96
Excluding sales charges		11.98	26.19	11.78	11.19
Including sales charges		7.08	21.19	11.52	11.19
Class C	05/27/99
Excluding sales charges		11.99	26.14	11.78	11.19
Including sales charges		11.01	25.14	11.78	11.19
Class I*	08/03/09	12.67	27.67	13.15	12.33
Class K*	08/03/09	12.50	27.27	12.85	12.15
Class R	04/30/03	12.26	26.77	12.34	11.73
Class R4*	11/08/12	12.55	27.39	12.77	12.10
Class R5*	08/03/09	12.63	27.65	13.08	12.29
Class Z*	09/27/10	12.55	27.39	12.91	12.16
MSCI World IT Index (Net)		7.17	19.02	12.44	9.07

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The MSCI World IT Index (Net) is a free float-adjusted market capitalization index designed to measure information technology stock performance in the global developed equity market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI World IT Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015	3

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Paul Wick

Ajay Diwan

Sanjay Devgan

Rahul Narang

Shekhar Pramanick

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at April 30, 2015)
Lam Research Corp. (United States)	8.3
Synopsys, Inc. (United States)	8.3
Synaptics, Inc. (United States)	6.3
Apple, Inc. (United States)	5.9
Broadcom Corp., Class A (United States)	5.9
Teradyne, Inc. (United States)	3.8
Check Point Software Technologies Ltd. (Israel)	3.1
Maxim Integrated Products, Inc. (United States)	3.1
Microsemi Corp. (United States)	3.0
Marvell Technology Group Ltd. (United States)	2.9

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at April 30, 2015)
Canada	1.0
China	0.3
Ireland	2.1
Israel	3.3
Japan	0.3
Netherlands	3.3
Singapore	2.0
Taiwan	0.9
United States(a)	86.8
Total	100.0

Country Breakdown is based primarily on issuer’s place of organization/incorporation. The Fund may use this and/or other criteria, for purposes of its investment policies, in determining whether an issuer is domestic (U.S.) or foreign. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

4	Semiannual Report 2015

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Summary of Investments in Securities by Industry (%) (at April 30, 2015)
Communications Equipment	2.8
Diversified Consumer Services	0.7
Electrical Equipment	0.3
Health Care Technology	0.1
Internet & Catalog Retail	1.2
Internet Software & Services	3.8
IT Services	3.7
Machinery	0.3
Media	1.2
Semiconductors & Semiconductor Equipment	47.3
Software	26.1
Specialty Retail	0.3
Technology Hardware, Storage & Peripherals	7.8
Money Market Funds	4.2
Total	99.8

Percentages indicated are based upon net assets. The Fund’s portfolio composition is subject to change.

Semiannual Report 2015	5

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2014 – April 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,124.10	1,017.70	7.53	7.15	1.43
Class B	1,000.00	1,000.00	1,119.80	1,013.98	11.46	10.89	2.18
Class C	1,000.00	1,000.00	1,119.90	1,013.98	11.46	10.89	2.18
Class I	1,000.00	1,000.00	1,126.70	1,019.89	5.22	4.96	0.99
Class K	1,000.00	1,000.00	1,125.00	1,018.50	6.69	6.36	1.27
Class R	1,000.00	1,000.00	1,122.60	1,016.46	8.84	8.40	1.68
Class R4	1,000.00	1,000.00	1,125.50	1,018.94	6.22	5.91	1.18
Class R5	1,000.00	1,000.00	1,126.30	1,019.74	5.38	5.11	1.02
Class Z	1,000.00	1,000.00	1,125.50	1,018.94	6.22	5.91	1.18

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

6	Semiannual Report 2015

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 95.6%
Issuer	Shares	Value ($)
CANADA 1.0%
Kinaxis, Inc.(a)	250,977	5,764,254

CHINA 0.3%
JD.com, Inc. ADR(a)	42,500	1,426,300

IRELAND 2.1%
King Digital Entertainment PLC	760,112	12,055,376

ISRAEL 3.3%
Check Point Software Technologies Ltd.(a)	203,160	16,959,797

Kornit Digital Ltd.(a)	106,722	1,590,158

Total		18,549,955

JAPAN 0.3%
Mabuchi Motor Co., Ltd.	28,100	1,682,567

NETHERLANDS 3.3%
AVG Technologies NV(a)	343,383	8,213,721

Mobileye NV(a)	240,088	10,770,348

Total		18,984,069

SINGAPORE 2.0%
Avago Technologies Ltd.	96,809	11,315,036

TAIWAN 0.9%
Himax Technologies, Inc., ADR	313,100	1,916,172

Taiwan Semiconductor Manufacturing Co., Ltd., ADR	141,088	3,448,191

Total		5,364,363

UNITED STATES 82.4%
Activision Blizzard, Inc.	265,621	6,060,143

Advanced Energy Industries, Inc.(a)	514,053	12,573,736

Apple, Inc.	259,085	32,424,488

Arista Networks, Inc.(a)	78,400	5,018,384

Audience, Inc.(a)	527,925	2,512,923

Broadcom Corp., Class A	729,700	32,256,389

Cavium, Inc.(a)	70,400	4,561,216

Cisco Systems, Inc.	125,000	3,603,750

Computer Sciences Corp.	50,900	3,280,505

Cornerstone OnDemand, Inc.(a)	43,700	1,251,131

Cypress Semiconductor Corp.	631,205	8,407,651

DIRECTV(a)	74,200	6,730,311

Electronics for Imaging, Inc.(a)	136,455	5,694,267

Euronet Worldwide, Inc.(a)	24,800	1,450,304

Common Stocks (continued)
Issuer	Shares	Value ($)
F5 Networks, Inc.(a)	61,700	7,528,634

Fortinet, Inc.(a)	41,000	1,547,340

GameStop Corp., Class A	38,400	1,479,936

Godaddy, Inc., Class A(a)	21,013	526,796

Google, Inc., Class A(a)	15,700	8,615,689

Google, Inc., Class C(a)	15,743	8,459,400

Hewlett-Packard Co.	138,300	4,559,751

HomeAway, Inc.(a)	53,100	1,484,145

Lam Research Corp.	598,937	45,267,658

Lattice Semiconductor Corp.(a)	1,090,187	6,464,809

LifeLock, Inc.(a)	270,900	3,957,849

Marvell Technology Group Ltd.	1,124,038	15,747,772

Mattson Technology, Inc.(a)	1,321,361	4,505,841

Maxim Integrated Products, Inc.	510,300	16,753,149

Micron Technology, Inc.(a)	144,600	4,067,598

Microsemi Corp.(a)	495,851	16,541,589

Nuance Communications, Inc.(a)	238,757	3,660,145

PTC, Inc.(a)	28,673	1,099,323

Q2 Holdings, Inc.(a)	55,466	1,128,733

QLogic Corp.(a)	117,100	1,721,370

Qorvo, Inc.(a)	206,819	13,631,440

Red Hat, Inc.(a)	41,800	3,145,868

Rovi Corp.(a)	361,700	6,695,067

Sabre Corp.	210,428	5,237,553

salesforce.com, Inc.(a)	58,333	4,247,809

Skyworks Solutions, Inc.	163,381	15,071,897

SolarWinds, Inc.(a)	172,300	8,404,794

Synaptics, Inc.(a)	403,496	34,184,181

Synopsys, Inc.(a)	964,602	45,220,542

Teradyne, Inc.	1,147,560	20,942,970

Travelport Worldwide Ltd.	358,057	5,668,042

Vantiv, Inc., Class A(a)	62,600	2,447,660

Veeva Systems Inc., Class A(a)	22,100	586,755

Verint Systems, Inc.(a)	124,618	7,655,284

Visa, Inc., Class A	130,000	8,586,500

VMware, Inc., Class A(a)	86,585	7,628,139

Total		470,297,226

Total Common Stocks
(Cost: $399,091,117)		545,439,146

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	7

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Money Market Funds 4.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.111%(b)(c)	23,914,966	23,914,966

Total Money Market Funds
(Cost: $23,914,966)		23,914,966

Total Investments
(Cost: $423,006,083)		569,354,112

Other Assets & Liabilities, Net		1,262,427

Net Assets		570,616,539

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at April 30, 2015.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	9,314,310	90,679,320	(76,078,664)	23,914,966	5,739	23,914,966

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2015

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Fair Value Measurements (continued)

may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	19,262,438	—	—	19,262,438

Health Care	586,755	—	—	586,755

Industrials	1,590,158	1,682,567	—	3,272,725

Information Technology	522,317,228	—	—	522,317,228

Total Equity Securities	543,756,579	1,682,567	—	545,439,146

Mutual Funds

Money Market Funds	23,914,966	—	—	23,914,966

Total Mutual Funds	23,914,966	—	—	23,914,966

Total	567,671,545	1,682,567	—	569,354,112

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	9

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2015 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $399,091,117)	$545,439,146

Affiliated issuers (identified cost $23,914,966)	23,914,966

Total investments (identified cost $423,006,083)	569,354,112

Cash	43,834

Receivable for:

Investments sold	4,774,793

Capital shares sold	354,312

Dividends	62,073

Reclaims	3,408

Prepaid expenses	928

Other assets	31,191

Total assets	574,624,651

Liabilities

Payable for:

Investments purchased	3,350,090

Capital shares purchased	373,455

Investment management fees	13,547

Distribution and/or service fees	5,664

Transfer agent fees	98,779

Administration fees	940

Plan administration fees	1

Compensation of board members	29,612

Other expenses	136,024

Total liabilities	4,008,112

Net assets applicable to outstanding capital stock	$570,616,539

Represented by

Paid-in capital	$391,596,282

Excess of distributions over net investment income	(1,726,336)

Accumulated net realized gain	34,398,234

Unrealized appreciation (depreciation) on:

Investments	146,348,029

Foreign currency translations	330

Total — representing net assets applicable to outstanding capital stock	$570,616,539

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2015

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

April 30, 2015 (Unaudited)

Class A

Net assets	$432,949,974

Shares outstanding	14,349,872

Net asset value per share	$30.17

Maximum offering price per share(a)	$32.01

Class B

Net assets	$4,042,361

Shares outstanding	164,009

Net asset value per share	$24.65

Class C

Net assets	$87,248,744

Shares outstanding	3,541,234

Net asset value per share	$24.64

Class I

Net assets	$3,813

Shares outstanding	124

Net asset value per share(b)	$30.84

Class K

Net assets	$211,883

Shares outstanding	6,957

Net asset value per share(b)	$30.45

Class R

Net assets	$8,989,023

Shares outstanding	306,745

Net asset value per share	$29.30

Class R4

Net assets	$243,758

Shares outstanding	7,872

Net asset value per share	$30.97

Class R5

Net assets	$216,575

Shares outstanding	7,050

Net asset value per share	$30.72

Class Z

Net assets	$36,710,408

Shares outstanding	1,199,926

Net asset value per share	$30.59

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	11

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2015 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$2,473,522

Dividends — affiliated issuers	5,739

Total income	2,479,261

Expenses:

Investment management fees	2,323,453

Distribution and/or service fees

Class A	512,010

Class B	22,517

Class C	420,507

Class R	21,238

Transfer agent fees

Class A	428,104

Class B	4,714

Class C	87,910

Class K	51

Class R	8,875

Class R4	300

Class R5	36

Class Z	37,788

Administration fees	161,856

Plan administration fees

Class K	253

Compensation of board members	9,121

Custodian fees	8,979

Printing and postage fees	43,850

Registration fees	53,357

Professional fees	19,772

Other	14,850

Total expenses	4,179,541

Net investment loss	(1,700,280)

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	35,891,069

Foreign currency translations	(26,911)

Net realized gain	35,864,158

Net change in unrealized appreciation (depreciation) on:

Investments	28,179,219

Foreign currency translations	336

Net change in unrealized appreciation	28,179,555

Net realized and unrealized gain	64,043,713

Net increase in net assets resulting from operations	$62,343,433

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2015

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations

Net investment loss	$(1,700,280)	$(3,869,140)

Net realized gain	35,864,158	70,526,829

Net change in unrealized appreciation	28,179,555	38,516,743

Net increase in net assets resulting from operations	62,343,433	105,174,432

Distributions to shareholders

Net realized gains

Class A	(44,430,647)	(7,886,387)

Class B	(590,350)	(162,300)

Class C	(10,492,719)	(1,937,073)

Class I	(452)	(322)

Class K	(22,097)	(3,999)

Class R	(902,568)	(176,715)

Class R4	(28,723)	(1,491)

Class R5	(6,693)	(1,944)

Class Z	(3,953,877)	(375,160)

Total distributions to shareholders	(60,428,126)	(10,545,391)

Increase (decrease) in net assets from capital stock activity	64,848,730	(32,040,061)

Total increase in net assets	66,764,037	62,588,980

Net assets at beginning of period	503,852,502	441,263,522

Net assets at end of period	$570,616,539	$503,852,502

Excess of distributions over net investment income	$(1,726,336)	$(26,056)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	13

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	1,202,980	35,845,395	890,632	24,519,346

Distributions reinvested	1,419,148	40,616,003	291,228	7,254,492

Redemptions	(856,664)	(25,584,894)	(2,518,069)	(68,780,821)

Net increase (decrease)	1,765,464	50,876,504	(1,336,209)	(37,006,983)

Class B shares

Subscriptions	6,338	157,461	4,417	100,408

Distributions reinvested	24,510	574,517	7,477	156,267

Redemptions(a)	(55,122)	(1,358,780)	(114,946)	(2,610,395)

Net decrease	(24,274)	(626,802)	(103,052)	(2,353,720)

Class C shares

Subscriptions	220,037	5,362,059	130,742	2,982,625

Distributions reinvested	371,025	8,693,115	75,467	1,576,497

Redemptions	(206,164)	(5,047,450)	(383,603)	(8,680,147)

Net increase (decrease)	384,898	9,007,724	(177,394)	(4,121,025)

Class I shares

Redemptions	—	—	(420)	(11,802)

Net decrease	—	—	(420)	(11,802)

Class K shares

Subscriptions	37	1,141	107	3,038

Distributions reinvested	753	21,734	155	3,888

Redemptions	—	—	(849)	(23,447)

Net increase (decrease)	790	22,875	(587)	(16,521)

Class R shares

Subscriptions	77,993	2,266,536	98,548	2,627,261

Distributions reinvested	28,339	788,395	6,067	147,429

Redemptions	(59,476)	(1,760,982)	(148,292)	(3,952,438)

Net increase (decrease)	46,856	1,293,949	(43,677)	(1,177,748)

Class R4 shares

Subscriptions	4,292	131,663	7,343	209,570

Distributions reinvested	967	28,379	56	1,418

Redemptions	(4,872)	(151,912)	(594)	(16,195)

Net increase	387	8,130	6,805	194,793

Class R5 shares

Subscriptions	5,840	171,618	1,204	30,899

Distributions reinvested	216	6,291	69	1,754

Redemptions	(833)	(25,554)	(1,779)	(49,068)

Net increase (decrease)	5,223	152,355	(506)	(16,415)

Class Z shares

Subscriptions	350,177	10,603,704	543,421	16,192,902

Distributions reinvested	85,454	2,477,312	5,437	136,894

Redemptions	(291,933)	(8,967,021)	(140,277)	(3,860,436)

Net increase	143,698	4,113,995	408,581	12,469,360

Total net increase (decrease)	2,323,042	64,848,730	(1,246,459)	(32,040,061)

(a)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2015

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended April 30, 2015		Year Ended October 31,
Class A	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$30.15		$24.60		$20.07		$20.16		$20.24		$16.50

Income from investment operations:

Net investment loss	(0.08)		(0.19)		(0.16)		(0.15)		(0.15)		(0.16)

Net realized and unrealized gain	3.63		6.33		4.69		0.04		0.21		3.87

Total from investment operations	3.55		6.14		4.53		(0.11)		0.06		3.71

Less distributions to shareholders:

Net investment income	—		—		—		—		(0.14)		—

Net realized gains	(3.53)		(0.59)		—		—		—		—

Total distributions to shareholders	(3.53)		(0.59)		—		—		(0.14)		—

Proceeds from regulatory settlements	—		—		—		0.02		—		0.03

Net asset value, end of period	$30.17		$30.15		$24.60		$20.07		$20.16		$20.24

Total return	12.41%		25.47%		22.57%		(0.45	%)(a)	0.26%		22.67	%(b)

Ratios to average net assets(c)

Total gross expenses	1.43	%(d)	1.46%		1.55%		1.50%		1.49%		1.67%

Total net expenses(e)	1.43	%(d)	1.46	%(f)	1.50	%(f)	1.40	%(f)	1.49	%(f)	1.57%

Net investment loss	(0.52	%)(d)	(0.70%)		(0.70%)		(0.70%)		(0.70%)		(0.89%)

Supplemental data

Net assets, end of period (in thousands)	$432,950		$379,433		$342,423		$311,523		$364,366		$418,600

Portfolio turnover	33%		89%		81%		88%		95%		111%

Notes to Financial Highlights

(a)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.16%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	15

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class B	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$25.14		$20.75		$17.06		$17.27		$17.35		$14.25

Income from investment operations:

Net investment loss	(0.15)		(0.33)		(0.27)		(0.27)		(0.26)		(0.26)

Net realized and unrealized gain	2.99		5.31		3.96		0.04		0.18		3.33

Total from investment operations	2.84		4.98		3.69		(0.23)		(0.08)		3.07

Less distributions to shareholders:

Net realized gains	(3.33)		(0.59)		—		—		—		—

Total distributions to shareholders	(3.33)		(0.59)		—		—		—		—

Proceeds from regulatory settlements	—		—		—		0.02		—		0.03

Net asset value, end of period	$24.65		$25.14		$20.75		$17.06		$17.27		$17.35

Total return	11.98%		24.58%		21.63%		(1.22	%)(a)	(0.46%)		21.75	%(b)

Ratios to average net assets(c)

Total gross expenses	2.18	%(d)	2.21%		2.30%		2.26%		2.25%		2.44%

Total net expenses(e)	2.18	%(d)	2.21	%(f)	2.25	%(f)	2.17	%(f)	2.25	%(f)	2.34%

Net investment loss	(1.26	%)(d)	(1.45%)		(1.43%)		(1.47%)		(1.47%)		(1.66%)

Supplemental data

Net assets, end of period (in thousands)	$4,042		$4,732		$6,045		$7,858		$12,499		$19,558

Portfolio turnover	33%		89%		81%		88%		95%		111%

Notes to Financial Highlights

(a)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.18%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2015

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class C	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$25.13		$20.74		$17.06		$17.26		$17.37		$14.25

Income from investment operations:

Net investment loss	(0.15)		(0.33)		(0.28)		(0.26)		(0.26)		(0.26)

Net realized and unrealized gain	2.99		5.31		3.96		0.04		0.17		3.35

Total from investment operations	2.84		4.98		3.68		(0.22)		(0.09)		3.09

Less distributions to shareholders:

Net investment income	—		—		—		—		(0.02)		—

Net realized gains	(3.33)		(0.59)		—		—		—		—

Total distributions to shareholders	(3.33)		(0.59)		—		—		(0.02)		—

Proceeds from regulatory settlements	—		—		—		0.02		—		0.03

Net asset value, end of period	$24.64		$25.13		$20.74		$17.06		$17.26		$17.37

Total return	11.99%		24.59%		21.57%		(1.16	%)(a)	(0.51%)		21.89	%(b)

Ratios to average net assets(c)

Total gross expenses	2.18	%(d)	2.21%		2.30%		2.25%		2.25%		2.43%

Total net expenses(e)	2.18	%(d)	2.21	%(f)	2.25	%(f)	2.15	%(f)	2.25	%(f)	2.33%

Net investment loss	(1.27	%)(d)	(1.45%)		(1.45%)		(1.45%)		(1.45%)		(1.65%)

Supplemental data

Net assets, end of period (in thousands)	$87,249		$79,309		$69,151		$64,360		$72,162		$80,128

Portfolio turnover	33%		89%		81%		88%		95%		111%

Notes to Financial Highlights

(a)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.18%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	17

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class I	(Unaudited)		2014	2013	2012		2011	2010
Per share data
Net asset value, beginning of period	$30.80		$25.00	$20.30	$20.31		$20.37	$16.52

Income from investment operations:

Net investment loss	(0.01)		(0.06)	(0.05)	(0.06)		(0.06)	(0.08)

Net realized and unrealized gain	3.71		6.45	4.75	0.03		0.22	3.90

Total from investment operations	3.70		6.39	4.70	(0.03)		0.16	3.82

Less distributions to shareholders:

Net investment income	—		—	—	—		(0.22)	—

Net realized gains	(3.66)		(0.59)	—	—		—	—

Total distributions to shareholders	(3.66)		(0.59)	—	—		(0.22)	—

Proceeds from regulatory settlements	—		—	—	0.02		—	0.03

Net asset value, end of period	$30.84		$30.80	$25.00	$20.30		$20.31	$20.37

Total return	12.67%		26.07%	23.15%	(0.05	%)(a)	0.77%	23.31	%(b)

Ratios to average net assets(c)

Total gross expenses	0.99	%(d)	0.99%	1.04%	1.00%		1.09%	1.17%

Total net expenses(e)	0.99	%(d)	0.99%	1.03%	0.97%		1.09%	1.12%

Net investment loss	(0.08	%)(d)	(0.21%)	(0.23%)	(0.26%)		(0.28%)	(0.45%)

Supplemental data

Net assets, end of period (in thousands)	$4		$4	$14	$11		$11	$28,563

Portfolio turnover	33%		89%	81%	88%		95%	111%

Notes to Financial Highlights

(a)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.16%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2015

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class K	(Unaudited)		2014	2013	2012		2011	2010
Per share data
Net asset value, beginning of period	$30.42		$24.77	$20.18	$20.22		$20.29	$16.51

Income from investment operations:

Net investment loss	(0.05)		(0.15)	(0.12)	(0.10)		(0.10)	(0.14)

Net realized and unrealized gain	3.66		6.39	4.71	0.04		0.20	3.89

Total from investment operations	3.61		6.24	4.59	(0.06)		0.10	3.75

Less distributions to shareholders:

Net investment income	—		—	—	—		(0.17)	—

Net realized gains	(3.58)		(0.59)	—	—		—	—

Total distributions to shareholders	(3.58)		(0.59)	—	—		(0.17)	—

Proceeds from regulatory settlements	—		—	—	0.02		—	0.03

Net asset value, end of period	$30.45		$30.42	$24.77	$20.18		$20.22	$20.29

Total return	12.50%		25.70%	22.75%	(0.20	%)(a)	0.48%	22.89	%(b)

Ratios to average net assets(c)

Total gross expenses	1.27	%(d)	1.29%	1.34%	1.30%		1.29%	1.48%

Total net expenses(e)	1.27	%(d)	1.29%	1.32%	1.16%		1.29%	1.42%

Net investment loss	(0.36	%)(d)	(0.52%)	(0.52%)	(0.45%)		(0.50%)	(0.75%)

Supplemental data

Net assets, end of period (in thousands)	$212		$188	$167	$231		$432	$534

Portfolio turnover	33%		89%	81%	88%		95%	111%

Notes to Financial Highlights

(a)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.16%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	19

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class R	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$29.35		$24.02		$19.65		$19.78		$19.88		$16.25

Income from investment operations:

Net investment loss	(0.11)		(0.25)		(0.21)		(0.19)		(0.19)		(0.22)

Net realized and unrealized gain	3.52		6.17		4.58		0.04		0.19		3.82

Total from investment operations	3.41		5.92		4.37		(0.15)		—		3.60

Less distributions to shareholders:

Net investment income	—		—		—		—		(0.10)		—

Net realized gains	(3.46)		(0.59)		—		—		—		—

Total distributions to shareholders	(3.46)		(0.59)		—		—		(0.10)		—

Proceeds from regulatory settlements	—		—		—		0.02		—		0.03

Net asset value, end of period	$29.30		$29.35		$24.02		$19.65		$19.78		$19.88

Total return	12.26%		25.16%		22.24%		(0.66	%)(a)	(0.04%)		22.34	%(b)

Ratios to average net assets(c)

Total gross expenses	1.68	%(d)	1.71%		1.80%		1.75%		1.74%		1.95%

Total net expenses(e)	1.68	%(d)	1.71	%(f)	1.75	%(f)	1.65	%(f)	1.74	%(f)	1.90%

Net investment loss	(0.78	%)(d)	(0.95%)		(0.94%)		(0.94%)		(0.95%)		(1.22%)

Supplemental data

Net assets, end of period (in thousands)	$8,989		$7,628		$7,291		$8,124		$9,787		$9,158

Portfolio turnover	33%		89%		81%		88%		95%		111%

Notes to Financial Highlights

(a)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.16%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2015

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$30.89		$25.12		$20.20

Income from investment operations:

Net investment loss	(0.03)		(0.13)		(0.12)

Net realized and unrealized gain	3.71		6.49		5.04

Total from investment operations	3.68		6.36		4.92

Less distributions to shareholders:

Net realized gains	(3.60)		(0.59)		—

Total distributions to shareholders	(3.60)		(0.59)		—

Net asset value, end of period	$30.97		$30.89		$25.12

Total return	12.55%		25.82%		24.36%

Ratios to average net assets(b)

Total gross expenses	1.18	%(c)	1.21%		1.33	%(c)

Total net expenses(d)	1.18	%(c)	1.21	%(e)	1.29	%(c)(e)

Net investment loss	(0.22	%)(c)	(0.47%)		(0.53	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$244		$231		$17

Portfolio turnover	33%		89%		81%

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	21

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class R5	(Unaudited)		2014	2013	2012		2011	2010
Per share data
Net asset value, beginning of period	$30.69		$24.92	$20.25	$20.27		$20.35	$16.52

Income from investment operations:

Net investment loss	(0.00	)(a)	(0.08)	(0.04)	(0.05)		(0.05)	(0.42)

Net realized and unrealized gain	3.67		6.44	4.71	0.01		0.19	4.22

Total from investment operations	3.67		6.36	4.67	(0.04)		0.14	3.80

Less distributions to shareholders:

Net investment income	—		—	—	—		(0.22)	—

Net realized gains	(3.64)		(0.59)	—	—		—	—

Total distributions to shareholders	(3.64)		(0.59)	—	—		(0.22)	—

Proceeds from regulatory settlements	—		—	—	0.02		—	0.03

Net asset value, end of period	$30.72		$30.69	$24.92	$20.25		$20.27	$20.35

Total return	12.63%		26.03%	23.06%	(0.10	%)(b)	0.66%	23.18	%(c)

Ratios to average net assets(d)

Total gross expenses	1.02	%(e)	1.04%	1.08%	1.06%		1.03%	1.28%

Total net expenses(f)	1.02	%(e)	1.04%	1.06%	0.99%		1.03%	1.13%

Net investment loss	(0.01	%)(e)	(0.28%)	(0.16%)	(0.23%)		(0.21%)	(2.23%)

Supplemental data

Net assets, end of period (in thousands)	$217		$56	$58	$165		$33	$25,932

Portfolio turnover	33%		89%	81%	88%		95%	111%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.16%.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2015

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class Z	(Unaudited)		2014		2013		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$30.55		$24.85		$20.23		$20.26		$20.36		$19.28

Income from investment operations:

Net investment loss	(0.04)		(0.13)		(0.10)		(0.09)		(0.06)		(0.03)

Net realized and unrealized gain	3.67		6.42		4.72		0.04		0.18		1.11

Total from investment operations	3.63		6.29		4.62		(0.05)		0.12		1.08

Less distributions to shareholders:

Net investment income	—		—		—		—		(0.22)		—

Net realized gains	(3.59)		(0.59)		—		—		—		—

Total distributions to shareholders	(3.59)		(0.59)		—		—		(0.22)		—

Proceeds from regulatory settlements	—		—		—		0.02		—		—

Net asset value, end of period	$30.59		$30.55		$24.85		$20.23		$20.26		$20.36

Total return	12.55%		25.82%		22.84%		(0.15	%)(b)	0.55%		5.60%

Ratios to average net assets(c)

Total gross expenses	1.18	%(d)	1.22%		1.30%		1.23%		1.14%		1.31	%(d)

Total net expenses(e)	1.18	%(d)	1.22	%(f)	1.24	%(f)	1.13	%(f)	1.14	%(f)	1.28	%(d)

Net investment loss	(0.24	%)(d)	(0.47%)		(0.42%)		(0.42%)		(0.30%)		(1.57	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$36,710		$32,271		$16,097		$22,115		$20,020		$3

Portfolio turnover	33%		89%		81%		88%		95%		111%

Notes to Financial Highlights

(a)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	23

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2015 (Unaudited)

Note 1. Organization

Columbia Seligman Global Technology Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

24	Semiannual Report 2015

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal

Semiannual Report 2015	25

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.855% to 0.725% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended April 30, 2015 was 0.855% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund

Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2015 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended April 30, 2015, other expenses paid by the Fund to this company were $1,048.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a

26	Semiannual Report 2015

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agency fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended April 30, 2015, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.21%
Class B	0.21
Class C	0.21
Class K	0.05
Class R	0.21
Class R4	0.21
Class R5	0.05
Class Z	0.21

The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.

The lease and the Guaranty expire in January 2019. At April 30, 2015, the Fund’s total potential future obligation over the life of the Guaranty is $160,626. The liability remaining at April 30, 2015 for non-recurring charges associated with the lease amounted to $94,250 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2015, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $150,000 and $4,292,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of March 31, 2015, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $159,467 for Class A, $1,101 for Class B and $392 for Class C shares for the six months ended April 30, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the

Semiannual Report 2015	27

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective March 1, 2015	Contractual Expense Cap Prior to March 1, 2015
Class A	1.51%	1.53%
Class B	2.26	2.28
Class C	2.26	2.28
Class I	1.10	1.10
Class K	1.40	1.40
Class R	1.76	1.78
Class R4	1.26	1.28
Class R5	1.15	1.15
Class Z	1.26	1.28

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2015, the cost of investments for federal income tax purposes was approximately $423,006,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$155,091,000
Unrealized depreciation	(8,743,000)
Net unrealized appreciation	$146,348,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $175,928,375 and $188,592,097, respectively, for the six months ended April 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At April 30, 2015, affiliated shareholders of record owned 32.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under

28	Semiannual Report 2015

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement permitted borrowings up to $500 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended April 30, 2015.

Note 9. Significant Risks

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Technology and Technology-related Investment Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the technology and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with

Semiannual Report 2015	29

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

30	Semiannual Report 2015

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Seligman Global Technology Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

The Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement for a two-month period (Short-Term Period) in order to align the IMS Agreement with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that for purposes of approving the IMS Agreement for the Short-Term Period, the Fund’s performance was acceptable.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including,

Semiannual Report 2015	31

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund).

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. For purposes of approving the IMS Agreement for the Short-Term Period, the Board concluded that the investment management service fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the IMS Agreement for the Short-Term Period, the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the IMS Agreement for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

32	Semiannual Report 2015

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015	33

Columbia Seligman Global Technology Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR220_10_E01_(06/15)

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 19, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 19, 2015